Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 98.4%
Banks - 91.6%
JPMorgan Chase & Co.	897	$282,941
Wells Fargo & Co.	3,374	282,809
Citigroup, Inc.	2,771	281,256
Bank of America Corp.	5,396	278,380
Bank of New York Mellon Corp.	1,940	211,382
PNC Financial Services Group, Inc.	1,050	210,977
U.S. Bancorp	4,238	204,823
NU Holdings Limited/Cayman Islands — Class A*	12,736	203,903
Truist Financial Corp.	4,023	183,932
State Street Corp.	1,153	133,760
M&T Bank Corp.	669	132,208
Fifth Third Bancorp	2,894	128,928
Northern Trust Corp.	890	119,794
Huntington Bancshares, Inc.	6,804	117,505
Regions Financial Corp.	4,344	114,551
Citizens Financial Group, Inc.	2,116	112,487
KeyCorp	5,733	107,150
ICICI Bank Ltd. ADR	3,420	103,387
Toronto-Dominion Bank	1,192	95,300
HDFC Bank Ltd. ADR	2,727	93,154
Royal Bank of Canada	621	91,486
East West Bancorp, Inc.	842	89,631
Bank of Nova Scotia	1,380	89,217
Popular, Inc.	684	86,875
First Horizon Corp.	3,546	80,175
Barclays plc ADR	3,798	78,505
SOUTHSTATE BANK CORP	751	74,251
Webster Financial Corp.	1,236	73,468
Western Alliance Bancorporation	816	70,764
Comerica, Inc.	1,025	70,233
Wintrust Financial Corp.	528	69,928
Zions Bancorp North America	1,194	67,557
UMB Financial Corp.	567	67,104
Canadian Imperial Bank of Commerce	835	66,708
Commerce Bancshares, Inc.	1,108	66,214
Columbia Banking System, Inc.	2,540	65,380
Old National Bancorp	2,976	65,323
Cullen/Frost Bankers, Inc.	515	65,287
Pinnacle Financial Partners, Inc.	667	62,558
Cadence Bank	1,666	62,542
HSBC Holdings plc ADR	863	61,256
Synovus Financial Corp.	1,204	59,092
Prosperity Bancshares, Inc.	876	58,123
UBS Group AG	1,385	56,785
FNB Corp.	3,512	56,578
Bank of Montreal	431	56,138
Bank OZK	1,080	55,058
Hancock Whitney Corp.	863	54,032
United Bankshares, Inc.	1,440	53,582
Valley National Bancorp	5,029	53,307
Grupo Financiero Galicia S.A. ADR*	1,900	52,364
Banco Bradesco S.A. ADR	14,929	50,460
Associated Banc-Corp.	1,871	48,103
First Financial Bankshares, Inc.	1,386	46,639
First Citizens BancShares, Inc. — Class A	26	46,518
Texas Capital Bancshares, Inc.*	543	45,900
Eastern Bankshares, Inc.	2,493	45,248
Independent Bank Corp.	628	43,439
Fulton Financial Corp.	2,307	42,979
Bancorp, Inc.*	567	42,463
Cathay General Bancorp	875	42,009
First Hawaiian, Inc.	1,659	41,193
First Interstate BancSystem, Inc. — Class A	1,230	39,200
International Bancshares Corp.	570	39,187
Seacoast Banking Corporation of Florida	1,259	38,311
Simmons First National Corp. — Class A	1,984	38,033
CVB Financial Corp.	1,911	36,137
First Financial Bancorp	1,414	35,703
Banner Corp.	369	24,169
BOK Financial Corp.	211	23,514
Total Banks		6,247,353
Diversified Financial Services - 3.8%
Capital One Financial Corp.	1,219	259,135
Savings & Loans - 3.0%
Axos Financial, Inc.*	578	48,928
Flagstar Financial, Inc.	3,883	44,848
WSFS Financial Corp.	747	40,286
WaFd, Inc.	1,183	35,833
Banc of California, Inc.	2,082	34,457
Total Savings & Loans		204,352
Total Common Stocks
(Cost $4,278,929)		6,710,840

PREFERRED STOCKS† - 1.1%
Banks - 1.1%
Itau Unibanco Holding S.A.
ADR	10,389	76,255
Total Preferred Stocks
(Cost $54,612)		76,255

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$37,012	37,012
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	26,632	26,632
Total Repurchase Agreements
(Cost $63,644)		63,644
Total Investments - 100.4%
(Cost $4,397,185)		$6,850,739
Other Assets & Liabilities, net - (0.4)%		(25,591)
Total Net Assets - 100.0%		$6,825,148

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,710,840	$—	$—	$6,710,840
Preferred Stocks	76,255	—	—	76,255
Repurchase Agreements	—	63,644	—	63,644
Total Assets	$6,787,095	$63,644	$—	$6,850,739

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Mining - 34.4%
Newmont Corp.	2,544	$214,485
Freeport-McMoRan, Inc.	3,808	149,350
Barrick Mining Corp.	3,731	122,265
Agnico Eagle Mines Ltd.	704	118,666
Kinross Gold Corp.	3,901	96,940
Wheaton Precious Metals Corp.	816	91,261
Teck Resources Ltd. — Class B	2,047	89,843
Franco-Nevada Corp.	401	89,387
First Majestic Silver Corp.	7,214	88,660
Rio Tinto plc ADR	1,329	87,727
Anglogold Ashanti plc	1,221	85,873
Pan American Silver Corp.	2,204	85,361
BHP Group Ltd. ADR	1,531	85,353
IAMGOLD Corp.*	6,542	84,588
B2Gold Corp.	16,871	83,511
Harmony Gold Mining Company Ltd. ADR	4,594	83,381
Alamos Gold, Inc. — Class A	2,368	82,549
Royal Gold, Inc.	404	81,034
Gold Fields Ltd. ADR	1,913	80,270
Coeur Mining, Inc.*	4,241	79,561
Hudbay Minerals, Inc.	5,137	77,877
Southern Copper Corp.	629	76,361
Equinox Gold Corp.*	6,674	74,882
Eldorado Gold Corp.*	2,466	71,243
MP Materials Corp.*	1,049	70,356
Alcoa Corp.	1,910	62,820
Hecla Mining Co.	5,141	62,206
SSR Mining, Inc.*	2,003	48,913
Century Aluminum Co.*	956	28,068
Kaiser Aluminum Corp.	178	13,735
Total Mining		2,566,526
Chemicals - 29.8%
Linde plc	671	318,725
Sherwin-Williams Co.	537	185,942
Ecolab, Inc.	656	179,652
Air Products and Chemicals, Inc.	587	160,087
DuPont de Nemours, Inc.	1,578	122,926
PPG Industries, Inc.	965	101,431
Nutrien Ltd.	1,447	84,953
CF Industries Holdings, Inc.	947	84,946
Dow, Inc.	3,574	81,952
International Flavors & Fragrances, Inc.	1,325	81,540
RPM International, Inc.	676	79,687
Mosaic Co.	2,106	73,036
LyondellBasell Industries N.V. — Class A	1,468	71,991
Albemarle Corp.	704	57,080
Eastman Chemical Co.	873	55,043
Axalta Coating Systems Ltd.*	1,775	50,801
Element Solutions, Inc.	2,007	50,516
Celanese Corp. — Class A	1,021	42,964
Cabot Corp.	546	41,523
FMC Corp.	1,221	41,062
Avient Corp.	1,051	34,630
Olin Corp.	1,381	34,511
Westlake Corp.	422	32,519
Chemours Co.	2,021	32,013
Ashland, Inc.	618	29,608
Balchem Corp.	176	26,411
Huntsman Corp.	2,609	23,429
Hawkins, Inc.	119	21,744
Innospec, Inc.	264	20,370
Total Chemicals		2,221,092
Building Materials - 10.3%
CRH plc	1,649	197,715
Vulcan Materials Co.	451	138,737
Martin Marietta Materials, Inc.	210	132,359
James Hardie Industries plc*	4,183	80,355
Cemex SAB de CV ADR	7,737	69,556
Eagle Materials, Inc.	231	53,832
Louisiana-Pacific Corp.	547	48,595
Knife River Corp.*	568	43,662
Total Building Materials		764,811
Packaging & Containers - 9.3%
Packaging Corporation of America	436	95,018
Amcor plc	11,613	94,994
Smurfit WestRock plc	1,863	79,308
Ball Corp.	1,572	79,260
Crown Holdings, Inc.	739	71,380
AptarGroup, Inc.	475	63,489
Graphic Packaging Holding Co.	2,547	49,845
Sealed Air Corp.	1,407	49,737
Sonoco Products Co.	982	42,314
Silgan Holdings, Inc.	967	41,591
O-I Glass, Inc.*	2,277	29,533
Total Packaging & Containers		696,469
Iron & Steel - 8.4%
Nucor Corp.	851	115,251
Vale S.A. ADR	9,198	99,890
Steel Dynamics, Inc.	696	97,043
Carpenter Technology Corp.	310	76,117
ArcelorMittal S.A.	1,993	72,047
Reliance, Inc.	224	62,906
Commercial Metals Co.	934	53,500
Cleveland-Cliffs, Inc.*	4,329	52,814
Total Iron & Steel		629,568
Biotechnology - 1.9%
Corteva, Inc.	2,087	141,144
Forest Products & Paper - 1.4%
International Paper Co.	2,319	107,602
Coal - 1.4%
Core Natural Resources, Inc.	566	47,250
Warrior Met Coal, Inc.	640	40,729
Alpha Metallurgical Resources, Inc.*	107	17,558
Total Coal		105,537
Aerospace & Defense - 1.0%
ATI, Inc.*	926	75,321
Household Products & Housewares - 1.0%
Avery Dennison Corp.	462	74,923
Housewares - 0.5%
Scotts Miracle-Gro Co. — Class A	578	32,917

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Environmental Control - 0.4%
PureCycle Technologies, Inc.*	2,388	$31,402
Total Common Stocks
(Cost $3,774,395)		7,447,312

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$41,221	41,221
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	29,662	29,662
Total Repurchase Agreements
(Cost $70,883)		70,883
Total Investments - 100.7%
(Cost $3,845,278)		$7,518,195
Other Assets & Liabilities, net - (0.7)%		(50,948)
Total Net Assets - 100.0%		$7,467,247

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,447,312	$—	$—	$7,447,312
Repurchase Agreements	—	70,883	—	70,883
Total Assets	$7,447,312	$70,883	$—	$7,518,195

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 73.7%
Amgen, Inc.	1,837	$518,401
Gilead Sciences, Inc.	4,302	477,522
Vertex Pharmaceuticals, Inc.*	1,065	417,097
Alnylam Pharmaceuticals, Inc.*	710	323,760
Regeneron Pharmaceuticals, Inc.	566	318,245
Corteva, Inc.	4,059	274,510
Insmed, Inc.*	1,611	232,000
BeOne Medicines Ltd. ADR*	583	198,628
Biogen, Inc.*	1,302	182,384
Royalty Pharma plc — Class A	4,901	172,907
Incyte Corp.*	1,841	156,135
Illumina, Inc.*	1,614	153,282
Exelixis, Inc.*	3,392	140,090
Ionis Pharmaceuticals, Inc.*	2,084	136,335
United Therapeutics Corp.*	319	133,728
BioMarin Pharmaceutical, Inc.*	2,443	132,313
Argenx SE ADR*	174	128,335
Bridgebio Pharma, Inc.*	2,417	125,539
Moderna, Inc.*	4,856	125,431
CRISPR Therapeutics AG*	1,926	124,824
Halozyme Therapeutics, Inc.*	1,621	118,884
Revolution Medicines, Inc.*	2,425	113,248
Cytokinetics, Inc.*	1,977	108,656
Roivant Sciences Ltd.*	7,119	107,710
Avidity Biosciences, Inc.*	2,461	107,226
BioNTech SE ADR*	1,059	104,439
Legend Biotech Corp. ADR*	3,106	101,287
TG Therapeutics, Inc.*	2,800	101,150
Arrowhead Pharmaceuticals, Inc.*	2,790	96,227
Crinetics Pharmaceuticals, Inc.*	2,262	94,212
Axsome Therapeutics, Inc.*	767	93,152
PTC Therapeutics, Inc.*	1,486	91,196
Nuvalent, Inc. — Class A*	987	85,356
Akero Therapeutics, Inc.*	1,728	82,045
ADMA Biologics, Inc.*	5,026	73,681
Viking Therapeutics, Inc.*	2,773	72,874
Veracyte, Inc.*	2,064	70,857
Intellia Therapeutics, Inc.*	4,049	69,926
Ultragenyx Pharmaceutical, Inc.*	2,293	68,973
Summit Therapeutics, Inc.*	3,273	67,620
Ideaya Biosciences, Inc.*	2,460	66,937
Amicus Therapeutics, Inc.*	8,224	64,805
ACADIA Pharmaceuticals, Inc.*	3,032	64,703
Beam Therapeutics, Inc.*	2,642	64,121
Apellis Pharmaceuticals, Inc.*	2,816	63,726
Arcellx, Inc.*	769	63,135
Recursion Pharmaceuticals, Inc. — Class A*	11,877	57,960
Sarepta Therapeutics, Inc.*	2,996	57,733
Celldex Therapeutics, Inc.*	2,164	55,983
Denali Therapeutics, Inc.*	3,723	54,058
Dyne Therapeutics, Inc.*	4,178	52,852
Soleno Therapeutics, Inc.*	774	52,322
Novavax, Inc.*	5,693	49,358
Dynavax Technologies Corp.*	4,629	45,966
Immunovant, Inc.*	2,741	44,185
Krystal Biotech, Inc.*	250	44,133
Iovance Biotherapeutics, Inc.*	9,187	19,936
Total Biotechnology		7,222,098
Pharmaceuticals - 20.0%
AbbVie, Inc.	3,723	862,023
AstraZeneca plc ADR	2,589	198,628
Neurocrine Biosciences, Inc.*	1,101	154,558
Viatris, Inc.	14,421	142,768
Jazz Pharmaceuticals plc*	1,034	136,281
Alkermes plc*	3,923	117,690
Vaxcyte, Inc.*	2,602	93,724
Protagonist Therapeutics, Inc.*	1,339	88,950
Agios Pharmaceuticals, Inc.*	1,505	60,411
Madrigal Pharmaceuticals, Inc.*	124	56,874
Ascendis Pharma A/S ADR*	264	52,486
Total Pharmaceuticals		1,964,393
Healthcare-Products - 5.0%
Natera, Inc.*	1,149	184,954
Exact Sciences Corp.*	2,414	132,070
Guardant Health, Inc.*	1,947	121,649
Twist Bioscience Corp.*	1,977	55,633
Total Healthcare-Products		494,306
Healthcare-Services - 0.8%
Medpace Holdings, Inc.*	145	74,554
Total Common Stocks
(Cost $4,774,635)		9,755,351

RIGHTS†† - 0.0%
Pharmaceuticals - 0.0%
Sanofi SA	940	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$61,458	61,458
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	44,223	44,223
Total Repurchase Agreements
(Cost $105,681)		105,681
Total Investments - 100.6%
(Cost $4,880,316)		$9,861,032
Other Assets & Liabilities, net - (0.6)%		(61,033)
Total Net Assets - 100.0%		$9,799,999

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,755,351	$—		$—	$9,755,351
Rights	—	—	*	—	—
Repurchase Agreements	—	105,681		—	105,681
Total Assets	$9,755,351	$105,681		$—	$9,861,032

*	Security has a market value of $0.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 45.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	113,501	$1,142,952
Guggenheim Strategy Fund II1	45,022	1,120,140
Total Mutual Funds
(Cost $2,249,924)		2,263,092

MONEY MARKET FUNDS***,† - 11.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.26%[2]	549,167	549,167
Total Money Market Funds
(Cost $549,167)		549,167

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 23.7%
Federal Home Loan Bank
4.26% due 10/03/25[3]	$682,000	681,849
Freddie Mac
4.03% due 10/20/25[3]	500,000	498,937
Total Federal Agency Discount Notes
(Cost $1,180,775)		1,180,786

U.S. TREASURY BILLS†† - 4.0%
U.S. Treasury Bills
3.93% due 10/14/25[3,4]	200,000	199,708
Total U.S. Treasury Bills
(Cost $199,706)		199,708

REPURCHASE AGREEMENTS††,5 - 24.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	720,247	720,247
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	518,265	518,265
Total Repurchase Agreements
(Cost $1,238,512)		1,238,512
Total Investments - 108.9%
(Cost $5,418,084)		$5,431,265
Other Assets & Liabilities, net - (8.9)%		(444,260)
Total Net Assets - 100.0%		$4,987,005

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
S&P Goldman Sachs Commodity Index Futures Contracts	36	Oct 2025	$4,963,500	$49,763

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,263,092	$—	$—	$2,263,092
Money Market Funds	549,167	—	—	549,167
Federal Agency Discount Notes	—	1,180,786	—	1,180,786
U.S. Treasury Bills	—	199,708	—	199,708
Repurchase Agreements	—	1,238,512	—	1,238,512
Commodity Futures Contracts**	49,763	—	—	49,763
Total Assets	$2,862,022	$2,619,006	$—	$5,481,028

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,418,428	$–	$(300,000)	$(1,206)	$2,918	$1,120,140	45,022	$52,743
Guggenheim Ultra Short Duration Fund — Institutional Class	1,434,948	–	(300,000)	2,687	5,317	1,142,952	113,501	43,952
	$2,853,376	$–	$(600,000)	$1,481	$8,235	$2,263,092		$96,695

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 100.1%
Food - 32.8%
Mondelez International, Inc. — Class A	2,762	$172,542
Kroger Co.	1,807	121,810
Sysco Corp.	1,458	120,052
Hershey Co.	625	116,906
General Mills, Inc.	1,950	98,319
Kellanova	1,129	92,600
Kraft Heinz Co.	3,407	88,718
Tyson Foods, Inc. — Class A	1,502	81,559
McCormick & Company, Inc.	1,174	78,552
US Foods Holding Corp.*	998	76,467
Performance Food Group Co.*	721	75,013
J M Smucker Co.	578	62,771
Conagra Brands, Inc.	2,983	54,619
Sprouts Farmers Market, Inc.*	501	54,509
Lamb Weston Holdings, Inc.	928	53,898
Ingredion, Inc.	426	52,019
Hormel Foods Corp.	2,026	50,123
The Campbell’s Co.	1,451	45,822
Albertsons Companies, Inc. — Class A	2,474	43,320
Post Holdings, Inc.*	403	43,314
Cal-Maine Foods, Inc.	388	36,511
Marzetti Co.	195	33,694
Flowers Foods, Inc.	2,234	29,154
Simply Good Foods Co.*	1,111	27,575
Chefs’ Warehouse, Inc.*	445	25,957
Pilgrim’s Pride Corp.	583	23,740
Grocery Outlet Holding Corp.*	1,374	22,053
Total Food		1,781,617
Beverages - 26.5%
Coca-Cola Co.	4,362	289,288
PepsiCo, Inc.	1,850	259,814
Monster Beverage Corp.*	1,978	133,139
Keurig Dr Pepper, Inc.	4,120	105,101
Coca-Cola Europacific Partners plc	1,090	98,547
Constellation Brands, Inc. — Class A	593	79,859
Brown-Forman Corp. — Class B	2,465	66,752
Anheuser-Busch InBev S.A. ADR	1,104	65,810
Celsius Holdings, Inc.*	1,067	61,342
Fomento Economico Mexicano SAB de CV ADR	614	60,559
Diageo plc ADR	547	52,200
Molson Coors Beverage Co. — Class B	1,144	51,766
Coca-Cola Consolidated, Inc.	409	47,918
Primo Brands Corp. — Class A	1,950	43,095
Vita Coco Company, Inc.*	634	26,926
Total Beverages		1,442,116
Cosmetics & Personal Care - 16.2%
Procter & Gamble Co.	2,312	355,239
Colgate-Palmolive Co.	1,863	148,928
Estee Lauder Companies, Inc. — Class A	1,165	102,660
Kenvue, Inc.	6,010	97,542
Unilever plc ADR	1,012	59,992
Haleon plc ADR	6,155	55,210
elf Beauty, Inc.*	377	49,945
Inter Parfums, Inc.	134	13,183
Total Cosmetics & Personal Care		882,699
Agriculture - 14.7%
Philip Morris International, Inc.	1,824	295,853
Altria Group, Inc.	3,036	200,558
Archer-Daniels-Midland Co.	1,684	100,602
British American Tobacco plc ADR	1,367	72,560
Bunge Global S.A.	861	69,956
Darling Ingredients, Inc.*	1,294	39,946
Vital Farms, Inc.*	497	20,452
Total Agriculture		799,927
Household Products & Housewares - 6.1%
Kimberly-Clark Corp.	961	119,491
Church & Dwight Company, Inc.	963	84,387
Clorox Co.	596	73,487
Reynolds Consumer Products, Inc.	910	22,268
Spectrum Brands Holdings, Inc.	389	20,434
WD-40 Co.	63	12,449
Total Household Products & Housewares		332,516
Retail - 2.2%
Casey’s General Stores, Inc.	153	86,494
Freshpet, Inc.*	576	31,743
Total Retail		118,237
Internet - 0.9%
Maplebear, Inc.*	1,253	46,060
Pharmaceuticals - 0.7%
BellRing Brands, Inc.*	1,093	39,730
Total Common Stocks
(Cost $2,664,434)		5,442,902

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$10,962	10,962
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	7,888	7,888
Total Repurchase Agreements
(Cost $18,850)		18,850
Total Investments - 100.4%
(Cost $2,683,284)		$5,461,752
Other Assets & Liabilities, net - (0.4)%		(20,594)
Total Net Assets - 100.0%		$5,441,158

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,442,902	$—	$—	$5,442,902
Repurchase Agreements	—	18,850	—	18,850
Total Assets	$5,442,902	$18,850	$—	$5,461,752

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 73.5%
Financial - 20.1%
Goldman Sachs Group, Inc.	667	$531,165
Visa, Inc. — Class A	667	227,700
American Express Co.	667	221,551
JPMorgan Chase & Co.	667	210,392
Travelers Companies, Inc.	667	186,240
Total Financial		1,377,048
Technology - 14.4%
Microsoft Corp.	667	345,473
International Business Machines Corp.	667	188,201
Apple, Inc.	667	169,838
Salesforce, Inc.	667	158,079
NVIDIA Corp.	667	124,449
Total Technology		986,040
Consumer, Non-cyclical - 10.9%
UnitedHealth Group, Inc.	667	230,315
Amgen, Inc.	667	188,227
Johnson & Johnson	667	123,675
Procter & Gamble Co.	667	102,485
Merck & Company, Inc.	667	55,982
Coca-Cola Co.	667	44,235
Total Consumer, Non-cyclical		744,919
Industrial - 10.3%
Caterpillar, Inc.	667	318,259
Boeing Co.*	667	143,959
Honeywell International, Inc.	667	140,403
3M Co.	667	103,505
Total Industrial		706,126
Consumer, Cyclical - 8.6%
Home Depot, Inc.	667	270,262
McDonald’s Corp.	667	202,694
Walmart, Inc.	667	68,741
NIKE, Inc. — Class B	667	46,510
Total Consumer, Cyclical		588,207
Communications - 4.3%
Amazon.com, Inc.*	667	146,453
Walt Disney Co.	667	76,372
Cisco Systems, Inc.	667	45,636
Verizon Communications, Inc.	667	29,315
Total Communications		297,776
Basic Materials - 3.4%
Sherwin-Williams Co.	667	230,955
Energy - 1.5%
Chevron Corp.	667	103,578
Total Common Stocks
(Cost $2,856,560)		5,034,649

	Face Amount	Value
U.S. TREASURY BILLS†† - 5.7%
U.S. Treasury Bills
3.93% due 10/14/25[1,2]	$243,000	242,646
3.88% due 12/18/25[2,3]	150,000	148,743
Total U.S. Treasury Bills
(Cost $391,382)		391,389

REPURCHASE AGREEMENTS††,4 - 17.0%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	678,090	678,090
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	487,930	487,930
Total Repurchase Agreements
(Cost $1,166,020)		1,166,020
Total Investments - 96.2%
(Cost $4,413,962)		$6,592,058
Other Assets & Liabilities, net - 3.8%		262,999
Total Net Assets - 100.0%		$6,855,057

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	15	Dec 2025	$3,501,375	$31,772

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.03% (SOFR + 0.90%)	At Maturity	11/20/25	64	$2,964,194	$18,061
BNP Paribas	Dow Jones Industrial Average	Pay	4.99% (Federal Funds Rate + 0.90%)	At Maturity	11/20/25	47	2,200,930	13,125
							$5,165,124	$31,186

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,034,649	$—	$—	$5,034,649
U.S. Treasury Bills	—	391,389	—	391,389
Repurchase Agreements	—	1,166,020	—	1,166,020
Equity Futures Contracts**	31,772	—	—	31,772
Equity Index Swap Agreements**	—	31,186	—	31,186
Total Assets	$5,066,421	$1,588,595	$—	$6,655,016

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 92.9%
NVIDIA Corp.	14,354	$2,678,169
Broadcom, Inc.	4,547	1,500,101
Advanced Micro Devices, Inc.*	4,073	658,971
Micron Technology, Inc.	3,279	548,642
Applied Materials, Inc.	2,645	541,537
Intel Corp.*	15,950	535,123
Lam Research Corp.	3,978	532,654
QUALCOMM, Inc.	3,194	531,354
Texas Instruments, Inc.	2,771	509,116
KLA Corp.	457	492,920
Analog Devices, Inc.	1,752	430,466
Marvell Technology, Inc.	4,502	378,483
Monolithic Power Systems, Inc.	296	272,510
ASML Holding N.V. — Class G	280	271,065
Taiwan Semiconductor Manufacturing Company Ltd. ADR	959	267,839
NXP Semiconductor N.V.	1,171	266,672
Microchip Technology, Inc.	3,556	228,366
Teradyne, Inc.	1,479	203,570
Astera Labs, Inc.*	940	184,052
ON Semiconductor Corp.*	3,569	175,987
ARM Holdings plc ADR*	1,229	173,891
Camtek Ltd.*	1,550	162,828
STMicroelectronics N.V. — Class Y	5,465	154,441
Entegris, Inc.	1,638	151,450
United Microelectronics Corp. ADR	19,887	150,744
Kulicke & Soffa Industries, Inc.	3,363	136,672
ASE Technology Holding Company Ltd. ADR	12,252	135,875
Skyworks Solutions, Inc.	1,746	134,407
Rambus, Inc.*	1,277	133,063
Lattice Semiconductor Corp.*	1,785	130,876
Qorvo, Inc.*	1,290	117,493
MKS, Inc.	925	114,487
MACOM Technology Solutions Holdings, Inc.*	877	109,178
Onto Innovation, Inc.*	829	107,123
Semtech Corp.*	1,499	107,104
Cirrus Logic, Inc.*	822	102,988
Nova Ltd.*	312	99,734
Impinj, Inc.*	479	86,579
GLOBALFOUNDRIES, Inc.*	2,241	80,317
Amkor Technology, Inc.	2,661	75,572
Allegro MicroSystems, Inc.*	2,556	74,635
Ambarella, Inc.*	869	71,710
Axcelis Technologies, Inc.*	731	71,375
FormFactor, Inc.*	1,936	70,509
SiTime Corp.*	231	69,603
ACM Research, Inc. — Class A*	1,625	63,586
Synaptics, Inc.*	889	60,754
Diodes, Inc.*	1,117	59,436
Silicon Laboratories, Inc.*	450	59,009
Veeco Instruments, Inc.*	1,882	57,269
Power Integrations, Inc.	1,355	54,485
Navitas Semiconductor Corp.*	6,405	46,244
Penguin Solutions, Inc.*	1,730	45,464
MaxLinear, Inc. — Class A*	2,759	44,365
Total Semiconductors		14,520,863
Energy-Alternate Sources - 3.9%
First Solar, Inc.*	885	195,169
SolarEdge Technologies, Inc.*	4,614	170,718
Canadian Solar, Inc.*	11,970	156,089
Enphase Energy, Inc.*	2,292	81,114
Total Energy-Alternate Sources		603,090
Telecommunications - 1.1%
Credo Technology Group Holding Ltd.*	1,232	179,391
Computers - 1.0%
Rigetti Computing, Inc.*	5,281	157,321
Electrical Components & Equipment - 0.6%
Universal Display Corp.	702	100,828
Total Common Stocks
(Cost $4,280,830)		15,561,493

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$78,123	78,123
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	56,215	56,215
Total Repurchase Agreements
(Cost $134,338)		134,338
Total Investments - 100.4%
(Cost $4,415,168)		$15,695,831
Other Assets & Liabilities, net - (0.4)%		(63,004)
Total Net Assets - 100.0%		$15,632,827

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,561,493	$—	$—	$15,561,493
Repurchase Agreements	—	134,338	—	134,338
Total Assets	$15,561,493	$134,338	$—	$15,695,831

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Oil & Gas - 60.6%
Exxon Mobil Corp.	5,895	$664,661
Chevron Corp.	3,327	516,650
ConocoPhillips	3,491	330,214
Marathon Petroleum Corp.	1,234	237,841
EOG Resources, Inc.	2,040	228,725
Valero Energy Corp.	1,343	228,659
Phillips 66	1,662	226,065
Equities Corp.	3,345	182,068
Occidental Petroleum Corp.	3,786	178,889
Diamondback Energy, Inc.	1,113	159,270
Expand Energy Corp.	1,491	158,404
Shell plc ADR	2,004	143,346
Devon Energy Corp.	4,058	142,274
BP plc ADR	4,000	137,840
Canadian Natural Resources Ltd.	4,075	130,237
Coterra Energy, Inc. — Class A	5,286	125,014
Petroleo Brasileiro S.A. - Petrobras ADR	9,650	122,169
Suncor Energy, Inc.	2,753	115,103
Viper Energy, Inc. — Class A	2,925	111,794
Cenovus Energy, Inc.	5,924	100,649
Antero Resources Corp.*	2,837	95,210
Ovintiv, Inc.	2,356	95,135
Range Resources Corp.	2,447	92,105
APA Corp.	3,791	92,046
Permian Resources Corp.	6,996	89,549
HF Sinclair Corp.	1,664	87,094
Equinor ASA ADR	3,405	83,014
Chord Energy Corp.	706	70,155
Weatherford International plc	1,022	69,935
Texas Pacific Land Corp.	74	69,089
Transocean Ltd.*	21,408	66,793
Matador Resources Co.	1,485	66,721
CNX Resources Corp.*	1,998	64,176
Magnolia Oil & Gas Corp. — Class A	2,663	63,566
Murphy Oil Corp.	2,191	62,246
California Resources Corp.	1,108	58,923
Noble Corporation plc	1,936	54,750
Civitas Resources, Inc.	1,619	52,618
Valaris Ltd.*	1,004	48,965
SM Energy Co.	1,953	48,766
PBF Energy, Inc. — Class A	1,610	48,574
Northern Oil & Gas, Inc.	1,838	45,582
Helmerich & Payne, Inc.	1,963	43,363
Comstock Resources, Inc.*	2,105	41,742
Patterson-UTI Energy, Inc.	7,786	40,331
Crescent Energy Co. — Class A	4,343	38,740
Vital Energy, Inc.*	1,289	21,771
Total Oil & Gas		5,950,831
Pipelines - 18.0%
Williams Companies, Inc.	4,314	273,292
Kinder Morgan, Inc.	7,997	226,395
Cheniere Energy, Inc.	902	211,952
ONEOK, Inc.	2,804	204,608
Targa Resources Corp.	1,079	180,775
Enbridge, Inc.	2,637	133,063
DT Midstream, Inc.	930	105,146
TC Energy Corp.	1,815	98,754
Golar LNG Ltd.	2,216	89,548
Venture Global, Inc. — Class A	6,046	85,793
Antero Midstream Corp.	4,039	78,518
Pembina Pipeline Corp.	1,752	70,886
New Fortress Energy, Inc.*	6,020	13,304
Total Pipelines		1,772,034
Oil & Gas Services - 8.3%
Baker Hughes Co.	4,377	213,247
Schlumberger N.V.	6,151	211,410
Halliburton Co.	5,638	138,695
TechnipFMC plc	2,454	96,810
NOV, Inc.	4,988	66,091
Liberty Energy, Inc. — Class A	3,556	43,881
Tidewater, Inc.*	809	43,144
Total Oil & Gas Services		813,278
Energy-Alternate Sources - 4.4%
First Solar, Inc.*	678	149,519
SolarEdge Technologies, Inc.*	2,951	109,187
Sunrun, Inc.*	3,596	62,175
Enphase Energy, Inc.*	1,756	62,145
Plug Power, Inc.*	12,142	28,291
Green Plains, Inc.*	2,421	21,281
Total Energy-Alternate Sources		432,598
Mining - 3.7%
Cameco Corp.	1,690	141,723
Uranium Energy Corp.*	7,268	96,955
Energy Fuels, Inc.*	3,988	61,216
Centrus Energy Corp. — Class A*	197	61,084
Total Mining		360,978
Coal - 1.3%
Core Natural Resources, Inc.	785	65,532
Peabody Energy Corp.	2,383	63,197
Total Coal		128,729
Transportation - 1.3%
Frontline plc	2,782	63,402
Scorpio Tankers, Inc.	1,053	59,020
Total Transportation		122,422
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	1,900	67,963
Retail - 0.6%
Murphy USA, Inc.	153	59,404
Machinery-Diversified - 0.5%
Cactus, Inc. — Class A	1,314	51,864
Total Common Stocks
(Cost $4,308,187)		9,760,101

MONEY MARKET FUND***,† - 0.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	20,980	20,980
Total Money Market Fund
(Cost $20,980)		20,980

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$25,951	$25,951
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	18,674	18,674
Total Repurchase Agreements
(Cost $44,625)		$44,625
Total Investments - 100.1%
(Cost $4,373,792)		$9,825,706
Other Assets & Liabilities, net - (0.1)%		(5,075)
Total Net Assets - 100.0%		$9,820,631

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,760,101	$—	$—	$9,760,101
Money Market Fund	20,980	—	—	20,980
Repurchase Agreements	—	44,625	—	44,625
Total Assets	$9,781,081	$44,625	$—	$9,825,706

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.2%
Oil & Gas Services - 71.4%
Baker Hughes Co.	7,311	$356,192
Schlumberger N.V.	10,277	353,221
Halliburton Co.	9,419	231,708
TechnipFMC plc	2,991	117,995
Archrock, Inc.	4,198	110,449
NOV, Inc.	8,333	110,412
Solaris Energy Infrastructure, Inc. — Class A	2,279	91,092
Kodiak Gas Services, Inc.	2,246	83,035
Oceaneering International, Inc.*	3,163	78,379
Liberty Energy, Inc. — Class A	5,942	73,324
Tidewater, Inc.*	1,352	72,102
Select Water Solutions, Inc. — Class A	5,849	62,526
Aris Water Solutions, Inc. — Class A	2,417	59,603
Expro Group Holdings N.V.*	4,505	53,519
Helix Energy Solutions Group, Inc.*	7,386	48,452
Atlas Energy Solutions, Inc.	4,101	46,628
RPC, Inc.	7,398	35,215
ProPetro Holding Corp.*	6,709	35,155
ProFrac Holding Corp. — Class A*	3,204	11,855
Total Oil & Gas Services		2,030,862
Oil & Gas - 21.8%
Weatherford International plc	1,707	116,810
Noble Corporation plc	3,235	91,486
Valaris Ltd.*	1,678	81,836
Helmerich & Payne, Inc.	3,280	72,455
Patterson-UTI Energy, Inc.	13,009	67,387
Seadrill Ltd.*	2,083	62,927
Transocean Ltd.*	19,984	62,350
Borr Drilling Ltd.*	15,260	41,049
Nabors Industries Ltd.*	618	25,258
Total Oil & Gas		621,558
Machinery-Diversified - 3.0%
Cactus, Inc. — Class A	2,195	86,637
Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	2,387	85,383
Total Common Stocks
(Cost $1,486,927)		2,824,440

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$15,895	15,895
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	11,438	11,438
Total Repurchase Agreements
(Cost $27,333)		27,333
Total Investments - 100.2%
(Cost $1,514,260)		$2,851,773
Other Assets & Liabilities, net - (0.2)%		(6,021)
Total Net Assets - 100.0%		$2,845,752

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,824,440	$—	$—	$2,824,440
Repurchase Agreements	—	27,333	—	27,333
Total Assets	$2,824,440	$27,333	$—	$2,851,773

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 53.8%
Consumer, Non-cyclical - 16.1%
Novartis AG ADR	394	$50,527
AstraZeneca plc ADR	633	48,564
Nestle S.A. ADR	527	48,363
Roche Holding AG ADR	1,151	48,123
Novo Nordisk A/S ADR	660	36,623
Unilever plc ADR	515	30,529
British American Tobacco plc ADR	448	23,780
Sanofi S.A. ADR	466	21,995
L’Oreal S.A. ADR	245	21,227
EssilorLuxottica S.A. ADR	128	20,864
RELX plc ADR	385	18,387
GSK plc ADR	414	17,868
Anheuser-Busch InBev S.A. ADR	210	12,518
Diageo plc ADR	113	10,784
Total Consumer, Non-cyclical		410,152
Financial - 12.3%
HSBC Holdings plc ADR	706	50,112
Allianz SE ADR	790	33,156
Banco Santander S.A. ADR	3,039	31,849
UBS Group AG	642	26,322
UniCredit SpA ADR	639	24,244
Banco Bilbao Vizcaya Argentaria S.A. ADR	1,180	22,715
Zurich Insurance Group AG ADR	597	21,355
BNP Paribas S.A. ADR	436	19,847
Intesa Sanpaolo SpA ADR	498	19,765
AXA S.A. ADR	374	17,929
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	1,335	17,075
ING Groep N.V. ADR	618	16,117
London Stock Exchange Group plc ADR	415	12,014
Total Financial		312,500
Industrial - 8.6%
Siemens AG ADR	307	41,448
Schneider Electric SE ADR	591	33,108
Airbus SE ADR	482	28,062
Rolls-Royce Holdings plc ADR	1,711	27,718
Safran S.A. ADR	307	27,111
ABB Ltd. ADR	323	23,240
Rheinmetall AG ADR	47	21,890
Vinci S.A. ADR	477	16,533
Total Industrial		219,110
Technology - 5.2%
ASML Holding N.V. — Class G	80	77,447
SAP SE ADR	209	55,847
Total Technology		133,294
Energy - 3.5%
Shell plc ADR	599	42,846
TotalEnergies SE ADR	466	27,816
BP plc ADR	562	19,367
Total Energy		90,029
Consumer, Cyclical - 2.8%
LVMH Moet Hennessy Louis Vuitton SE ADR	259	31,678
Cie Financiere Richemont S.A. ADR	1,101	21,040
Hermes International SCA ADR	72	17,649
Total Consumer, Cyclical		70,367
Utilities - 2.1%
Iberdrola S.A. ADR	313	23,807
National Grid plc ADR	212	15,406
Enel SpA ADR	1,596	15,098
Total Utilities		54,311
Communications - 1.7%
Deutsche Telekom AG ADR	717	24,486
Prosus N.V. ADR	1,285	18,144
Total Communications		42,630
Basic Materials - 1.5%
Air Liquide S.A. ADR	594	24,610
Rio Tinto plc ADR	219	14,456
Total Basic Materials		39,066
Total Common Stocks
(Cost $1,044,818)		1,371,459

MUTUAL FUNDS† - 16.2%
Guggenheim Strategy Fund II1	9,255	230,268
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	18,098	182,247
Total Mutual Funds
(Cost $407,812)		412,515

	Face Amount
U.S. TREASURY BILLS†† - 7.0%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	$180,000	179,737
Total U.S. Treasury Bills
(Cost $179,735)		179,737

REPURCHASE AGREEMENTS††,4 - 22.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	327,656	327,656
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	235,770	235,770
Total Repurchase Agreements
(Cost $563,426)		563,426
Total Investments - 99.1%
(Cost $2,195,791)		$2,527,137
Other Assets & Liabilities, net - 0.9%		23,334
Total Net Assets - 100.0%		$2,550,471

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	33	Dec 2025	$1,806,940	$27,235

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	12	Dec 2025	1,768,650	1,038

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,371,459	$—	$—	$1,371,459
Mutual Funds	412,515	—	—	412,515
U.S. Treasury Bills	—	179,737	—	179,737
Repurchase Agreements	—	563,426	—	563,426
Equity Futures Contracts**	27,235	—	—	27,235
Currency Futures Contracts**	1,038	—	—	1,038
Total Assets	$1,812,247	$743,163	$—	$2,555,410

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$229,991	$–	$–	$–	$277	$230,268	9,255	$9,225
Guggenheim Ultra Short Duration Fund — Institutional Class	181,161	–	–	–	1,086	182,247	18,098	5,995
	$411,152	$–	$–	$–	$1,363	$412,515		$15,220

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 98.7%
Banks - 26.2%
JPMorgan Chase & Co.	1,043	$328,994
Bank of America Corp.	4,046	208,733
Wells Fargo & Co.	2,198	184,236
Goldman Sachs Group, Inc.	219	174,401
Morgan Stanley	967	153,714
Citigroup, Inc.	1,504	152,656
Bank of New York Mellon Corp.	901	98,173
PNC Financial Services Group, Inc.	488	98,054
NU Holdings Limited/Cayman Islands — Class A*	5,953	95,308
U.S. Bancorp	1,967	95,065
Truist Financial Corp.	1,868	85,405
Toronto-Dominion Bank	942	75,313
Royal Bank of Canada	497	73,218
Popular, Inc.	570	72,396
Bank of Nova Scotia	1,118	72,279
ICICI Bank Ltd. ADR	2,371	71,675
HDFC Bank Ltd. ADR	2,073	70,814
State Street Corp.	535	62,065
M&T Bank Corp.	311	61,460
Fifth Third Bancorp	1,343	59,831
Northern Trust Corp.	413	55,590
Huntington Bancshares, Inc.	3,159	54,556
Regions Financial Corp.	2,017	53,188
Citizens Financial Group, Inc.	983	52,256
KeyCorp	2,663	49,771
East West Bancorp, Inc.	391	41,622
First Horizon Corp.	1,646	37,216
Western Alliance Bancorporation	378	32,780
Comerica, Inc.	476	32,616
Zions Bancorp North America	554	31,345
UMB Financial Corp.	264	31,244
Commerce Bancshares, Inc.	514	30,717
Columbia Banking System, Inc.	1,179	30,347
Old National Bancorp	1,382	30,335
Pinnacle Financial Partners, Inc.	310	29,075
Bank OZK	502	25,592
Wintrust Financial Corp.	190	25,164
Valley National Bancorp	2,334	24,740
First Citizens BancShares, Inc. — Class A	9	16,102
Total Banks		2,978,046
Diversified Financial Services - 23.8%
Visa, Inc. — Class A	835	285,052
Mastercard, Inc. — Class A	413	234,919
Charles Schwab Corp.	1,507	143,873
American Express Co.	429	142,497
Blackrock, Inc.	113	131,743
Capital One Financial Corp.	586	124,572
Interactive Brokers Group, Inc. — Class A	1,779	122,413
CME Group, Inc. — Class A	410	110,778
Intercontinental Exchange, Inc.	625	105,300
Coinbase Global, Inc. — Class A*	311	104,959
Apollo Global Management, Inc.	597	79,562
XP, Inc. — Class A	4,063	76,344
Ares Management Corp. — Class A	453	72,430
Nasdaq, Inc.	805	71,202
Rocket Companies, Inc. — Class A	3,418	66,241
Ameriprise Financial, Inc.	131	64,354
Raymond James Financial, Inc.	354	61,100
SoFi Technologies, Inc.*	2,305	60,898
Cboe Global Markets, Inc.	233	57,143
Synchrony Financial	768	54,566
Blue Owl Capital, Inc.	3,147	53,279
Tradeweb Markets, Inc. — Class A	472	52,383
T. Rowe Price Group, Inc.	504	51,731
TPG, Inc.	813	46,707
LPL Financial Holdings, Inc.	133	44,248
Invesco Ltd.	1,538	35,282
Ally Financial, Inc.	889	34,849
Jefferies Financial Group, Inc.	517	33,822
SEI Investments Co.	398	33,770
Mr Cooper Group, Inc.	142	29,932
Franklin Resources, Inc.	1,221	28,242
SLM Corp.	909	25,161
Virtu Financial, Inc. — Class A	702	24,921
Hamilton Lane, Inc. — Class A	162	21,836
Upstart Holdings, Inc.*	408	20,726
Total Diversified Financial Services		2,706,835
REITS - 17.7%
Welltower, Inc.	701	124,876
Prologis, Inc.	991	113,489
American Tower Corp. — Class A	538	103,468
Digital Realty Trust, Inc.	495	85,576
Simon Property Group, Inc.	453	85,015
Equinix, Inc.	107	83,807
Realty Income Corp.	1,360	82,674
Public Storage	255	73,657
Crown Castle, Inc.	745	71,885
VICI Properties, Inc.	1,993	64,992
Ventas, Inc.	897	62,781
Iron Mountain, Inc.	601	61,266
Extra Space Storage, Inc.	414	58,349
AvalonBay Communities, Inc.	295	56,985
Equity Residential	821	53,143
SBA Communications Corp.	253	48,918
Weyerhaeuser Co.	1,830	45,366
Invitation Homes, Inc.	1,508	44,230
Mid-America Apartment Communities, Inc.	313	43,735
Sun Communities, Inc.	337	43,473
Kimco Realty Corp.	1,906	41,646
Alexandria Real Estate Equities, Inc.	497	41,420
Healthpeak Properties, Inc.	2,162	41,402
Regency Centers Corp.	564	41,116
Gaming and Leisure Properties, Inc.	830	38,686
Annaly Capital Management, Inc.	1,890	38,197
Lamar Advertising Co. — Class A	309	37,828
UDR, Inc.	1,015	37,819
Host Hotels & Resorts, Inc.	2,171	36,950
BXP, Inc.	497	36,947

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
REITS - 17.7% (continued)
Camden Property Trust	340	$36,305
Equity LifeStyle Properties, Inc.	589	35,752
American Homes 4 Rent — Class A	1,061	35,278
AGNC Investment Corp.	3,545	34,706
Rexford Industrial Realty, Inc.	811	33,340
Sabra Health Care REIT, Inc.	1,230	22,927
Lineage, Inc.	455	17,581
Total REITS		2,015,585
Insurance - 17.4%
Berkshire Hathaway, Inc. — Class B*	720	361,973
Progressive Corp.	537	132,612
Marsh & McLennan Companies, Inc.	541	109,028
Arthur J Gallagher & Co.	320	99,117
Willis Towers Watson plc	280	96,726
Arch Capital Group Ltd.	999	90,639
Aon plc — Class A	244	87,006
Travelers Companies, Inc.	310	86,558
Chubb Ltd.	306	86,369
Aflac, Inc.	773	86,344
Allstate Corp.	396	85,001
MetLife, Inc.	917	75,533
American International Group, Inc.	927	72,807
Hartford Insurance Group, Inc.	506	67,495
Prudential Financial, Inc.	633	65,667
Brown & Brown, Inc.	605	56,743
Everest Group Ltd.	158	55,336
Cincinnati Financial Corp.	343	54,228
W R Berkley Corp.	685	52,485
Principal Financial Group, Inc.	569	47,176
Equitable Holdings, Inc.	820	41,640
Corebridge Financial, Inc.	984	31,537
Selective Insurance Group, Inc.	302	24,483
Erie Indemnity Co. — Class A	53	16,863
Total Insurance		1,983,366
Commercial Services - 6.4%
S&P Global, Inc.	260	126,545
Moody’s Corp.	187	89,102
PayPal Holdings, Inc.*	1,307	87,647
StoneCo Ltd. — Class A*	3,925	74,222
Block, Inc. — Class A*	998	72,125
Affirm Holdings, Inc.*	678	49,548
Global Payments, Inc.	581	48,270
Toast, Inc. — Class A*	1,286	46,952
Corpay, Inc.*	123	35,431
Shift4 Payments, Inc. — Class A*	348	26,935
MarketAxess Holdings, Inc.	152	26,486
Morningstar, Inc.	107	24,825
Remitly Global, Inc.*	1,062	17,311
Total Commercial Services		725,399
Private Equity - 3.2%
Blackstone, Inc. — Class A	893	152,569
KKR & Company, Inc. — Class A	748	97,203
Brookfield Corp.	1,038	71,186
Carlyle Group, Inc.	685	42,949
Total Private Equity		363,907
Software - 2.2%
Fiserv, Inc.*	694	89,477
MSCI, Inc. — Class A	123	69,792
Fidelity National Information Services, Inc.	964	63,566
Jack Henry & Associates, Inc.	234	34,850
Total Software		257,685
Internet - 1.2%
Robinhood Markets, Inc. — Class A*	959	137,310
Investment Companies - 0.4%
Ares Capital Corp.	1,966	40,126
Healthcare-Services - 0.2%
Oscar Health, Inc. — Class A*	1,243	23,530
Total Common Stocks
(Cost $4,552,957)		11,231,789

PREFERRED STOCKS† - 0.7%
Banks - 0.7%
Itau Unibanco Holding S.A.
ADR	9,733	71,440
Total Preferred Stocks
(Cost $41,632)		71,440

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$54,509	54,509
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	39,223	39,223
Total Repurchase Agreements
(Cost $93,732)		93,732
Total Investments - 100.2%
(Cost $4,688,321)		$11,396,961
Other Assets & Liabilities, net - (0.2)%		(19,557)
Total Net Assets - 100.0%		$11,377,404

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,231,789	$—	$—	$11,231,789
Preferred Stocks	71,440	—	—	71,440
Repurchase Agreements	—	93,732	—	93,732
Total Assets	$11,303,229	$93,732	$—	$11,396,961

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 40.1%
Guggenheim Variable Insurance Strategy Fund III[1]	100,294	$2,496,321
Guggenheim Strategy Fund III[1]	89,107	2,223,217
Guggenheim Strategy Fund II1	4,552	113,259
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	73,246
Total Mutual Funds
(Cost $4,886,643)		4,906,043
MONEY MARKET FUND***,† - 8.9%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.26%[2]	1,094,074	1,094,074
Total Money Market Fund
(Cost $1,094,074)		1,094,074

	Face Amount	Value
U.S. TREASURY BILLS†† - 10.0%
U.S. Treasury Bills
3.93% due 10/14/25[3,4]	$1,227,000	$1,225,210
Total U.S. Treasury Bills
(Cost $1,225,199)		1,225,210
REPURCHASE AGREEMENTS††,5 - 44.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	3,196,075	3,196,075
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	2,299,785	2,299,785
Total Repurchase Agreements
(Cost $5,495,860)		5,495,860
Total Investments - 103.9%
(Cost $12,701,776)		$12,721,187
Other Assets & Liabilities, net - (3.9)%		(477,674)
Total Net Assets - 100.0%		$12,243,513

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
FTSE/JSE TOP 40 Index Futures Contracts††	54	Dec 2025	$3,218,184	$125,503
NASDAQ-100 Index Mini Futures Contracts	5	Dec 2025	2,489,800	52,477
S&P/TSX 60 IX Index Futures Contracts	8	Dec 2025	2,039,438	40,112
Nikkei 225 (CME) Index Futures Contracts	2	Dec 2025	449,450	29,493
IBEX 35 Index Futures Contracts	6	Oct 2025	1,096,360	21,682
Nikkei 225 (OSE) Index Futures Contracts	2	Dec 2025	606,639	15,674
DAX Index Futures Contracts	1	Dec 2025	706,552	7,743
FTSE 100 Index Futures Contracts	9	Dec 2025	1,140,357	5,450
Tokyo Stock Price Index Futures Contracts	1	Dec 2025	210,396	3,873
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2025	466,850	2,356
FTSE Taiwan Index Futures Contracts	3	Oct 2025	258,150	1,459
			$12,682,176	$305,822

Commodity Futures Contracts Purchased†
Silver Futures Contracts	4	Dec 2025	936,300	117,091
Gold 100 oz. Futures Contracts	3	Dec 2025	1,166,040	95,636
Corn Futures Contracts	21	Dec 2025	436,800	19,621
Palladium Futures Contracts	1	Dec 2025	128,700	6,998
LME Zinc Futures Contracts	4	Nov 2025	296,400	4,993
Copper Futures Contracts	1	Dec 2025	121,813	3,850
Lean Hogs Futures Contracts	7	Dec 2025	248,500	2,260
WTI Crude Futures Contracts	4	Oct 2025	250,120	953
LME Primary Aluminum Futures Contracts	1	Nov 2025	66,975	586
Low Sulphur Gas Oil Futures Contracts	1	Nov 2025	68,775	526
Brent Crude Futures Contracts	2	Oct 2025	132,340	387
Hard Red Winter Wheat Futures Contracts	1	Dec 2025	24,838	(578)
Coffee 'C' Futures Contracts	1	Dec 2025	140,325	(2,422)
Live Cattle Futures Contracts	14	Dec 2025	1,314,880	(4,789)
Cotton #2 Futures Contracts	36	Dec 2025	1,183,140	(7,388)
Soybean Meal Futures Contracts	15	Dec 2025	409,800	(13,551)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Cocoa Futures Contracts	7	Dec 2025	$469,490	$(40,463)
			$7,395,236	$183,710

Interest Rate Futures Contracts Purchased†
U.S. Treasury Long Bond Futures Contracts	4	Dec 2025	466,500	(989)
Long Gilt Futures Contracts††	3	Dec 2025	366,239	(1,639)
Australian Government 3 Year Bond Futures Contracts	12	Dec 2025	847,615	(3,477)
			$1,680,354	$(6,105)

Currency Futures Contracts Purchased†
Swiss Franc Futures Contracts	1	Dec 2025	158,431	22
Euro FX Futures Contracts	4	Dec 2025	589,550	(794)
Swedish Krona Futures Contracts	1	Dec 2025	213,400	(1,429)
New Zealand Dollar Futures Contracts	12	Dec 2025	697,800	(7,041)
Canadian Dollar Futures Contracts	34	Dec 2025	2,451,910	(19,760)
			$4,111,091	$(29,002)

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	36	Dec 2025	3,930,469	7,799
U.S. Treasury 10 Year Note Futures Contracts	20	Dec 2025	2,250,000	5,506
Euro - Schatz Futures Contracts	11	Dec 2025	1,381,717	(51)
Euro - Bund Futures Contracts	1	Dec 2025	150,881	(370)
U.S. Treasury 2 Year Note Futures Contracts	10	Dec 2025	2,083,750	(1,019)
Canadian Government 10 Year Bond Futures Contracts††	19	Dec 2025	1,671,011	(2,029)
U.S. Treasury Ultra Long Bond Futures Contracts	5	Dec 2025	600,937	(2,079)
			$12,068,765	$7,757

Commodity Futures Contracts Sold Short†
Soybean Futures Contracts	12	Nov 2025	600,450	24,360
Red Spring Wheat Futures Contracts	14	Dec 2025	393,400	11,217
LME Lead Futures Contracts	9	Nov 2025	443,527	4,898
LME Nickel Futures Contracts	5	Nov 2025	454,630	2,488
Gasoline RBOB Futures Contracts	3	Oct 2025	242,815	1,832
Soybean Oil Futures Contracts	9	Dec 2025	266,976	1,321
Sugar #11 Futures Contracts	12	Feb 2026	223,104	(475)
NY Harbor ULSD Futures Contracts	3	Oct 2025	293,227	(3,273)
Natural Gas Futures Contracts	9	Oct 2025	299,700	(3,425)
Platinum Futures Contracts	3	Jan 2026	242,040	(14,414)
Cattle Feeder Futures Contracts	3	Nov 2025	539,550	(17,147)
			$3,999,419	$7,382

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	19	Dec 2025	1,618,325	217
British Pound Futures Contracts	9	Dec 2025	756,619	(1,473)
Mexican Peso Futures Contracts	39	Dec 2025	1,056,120	(3,755)
Australian Dollar Futures Contracts	8	Dec 2025	529,800	(5,606)
			$3,960,864	$(10,617)

Equity Futures Contracts Sold Short†
S&P MidCap 400 Index Mini Futures Contracts	2	Dec 2025	657,220	5,977
Russell 2000 Index Mini Futures Contracts	3	Dec 2025	368,355	(421)
S&P 500 Index Mini Futures Contracts	1	Dec 2025	336,850	(1,127)
CAC 40 10 Euro Index Futures Contracts	1	Oct 2025	93,084	(1,468)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
MSCI Emerging Markets Index Futures Contracts	8	Dec 2025	$543,880	$(6,423)
Euro STOXX 50 Index Futures Contracts	7	Dec 2025	456,693	(12,027)
			$2,456,082	$(15,489)

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,906,043	$—	$—	$4,906,043
Money Market Fund	1,094,074	—	—	1,094,074
U.S. Treasury Bills	—	1,225,210	—	1,225,210
Repurchase Agreements	—	5,495,860	—	5,495,860
Equity Futures Contracts**	186,296	125,503	—	311,799
Commodity Futures Contracts**	299,017	—	—	299,017
Interest Rate Futures Contracts**	13,305	—	—	13,305
Currency Futures Contracts**	217	—	—	239
Total Assets	$6,498,974	$6,846,573	$—	$13,345,547

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$107,925	$—	$—	$107,925
Currency Futures Contracts**	39,858	—	—	39,858
Equity Futures Contracts**	21,466	—	—	21,466
Interest Rate Futures Contracts**	7,985	3,668	—	11,653
Total Liabilities	$177,234	$3,668	$—	$180,902

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$113,122	$–	$–	$–	$137	$113,259	4,552	$4,538
Guggenheim Strategy Fund III	2,222,326	–	–	–	891	2,223,217	89,107	91,189
Guggenheim Ultra Short Duration Fund — Institutional Class	72,809	–	–	–	437	73,246	7,274	2,409
Guggenheim Variable Insurance Strategy Fund III	2,501,336	–	–	–	(5,015)	2,496,321	100,294	102,204
	$4,909,593	$–	$–	$–	$(3,550)	$4,906,043		$200,340

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 9.4%
Guggenheim Strategy Fund II1	10,941	$272,219
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	19,735	198,730
Total Mutual Funds
(Cost $456,853)		470,949

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 46.3%
U.S. Treasury Bonds
4.75% due 08/15/55	$2,300,000	2,308,266
Total U.S. Government Securities
(Cost $2,232,226)		2,308,266

FEDERAL AGENCY DISCOUNT NOTES†† - 18.0%
Freddie Mac
4.03% due 10/20/25[2]	500,000	498,937
Federal Home Loan Bank
4.00% due 10/08/25[2]	400,000	399,693
Total Federal Agency Discount Notes
(Cost $898,625)		898,630

FEDERAL AGENCY NOTES†† - 9.7%
Fannie Mae
0.54% due 10/27/25	375,000	374,048
Federal Home Loan Bank
4.22% (SOFR + 0.09%, Rate Floor: 0.00%) due 01/02/26◊	110,000	110,026
Total Federal Agency Notes
(Cost $484,093)		484,074

U.S. TREASURY BILLS†† - 1.8%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	92,000	91,866
Total U.S. Treasury Bills
(Cost $91,865)		91,866

REPURCHASE AGREEMENTS††,4 - 15.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	438,110	438,110
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	315,249	315,249
Total Repurchase Agreements
(Cost $753,359)		753,359
Total Investments - 100.3%
(Cost $4,917,021)		$5,007,144
Other Assets & Liabilities, net - (0.3)%		(16,398)
Total Net Assets - 100.0%		$4,990,746

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	32	Dec 2025	$3,846,000	$66,283

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$470,949	$—	$—	$470,949
U.S. Government Securities	—	2,308,266	—	2,308,266
Federal Agency Discount Notes	—	898,630	—	898,630
Federal Agency Notes	—	484,074	—	484,074
U.S. Treasury Bills	—	91,866	—	91,866
Repurchase Agreements	—	753,359	—	753,359
Interest Rate Futures Contracts**	66,283	—	—	66,283
Total Assets	$537,232	$4,536,195	$—	$5,073,427

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$272,001	$–	$–	$–	$218	$272,219	10,941	$10,906
Guggenheim Ultra Short Duration Fund — Institutional Class	247,496	–	(50,000)	499	735	198,730	19,735	6,846
	$519,497	$–	$(50,000)	$499	$953	$470,949		$17,752

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 32.4%
Eli Lilly & Co.	515	$392,945
Johnson & Johnson	1,779	329,862
AbbVie, Inc.	1,354	313,505
Merck & Company, Inc.	2,624	220,232
Pfizer, Inc.	7,327	186,692
McKesson Corp.	199	153,736
CVS Health Corp.	1,987	149,800
Bristol-Myers Squibb Co.	3,182	143,508
Cencora, Inc. — Class A	379	118,449
Zoetis, Inc.	798	116,763
Becton Dickinson & Co.	595	111,366
AstraZeneca plc ADR	1,360	104,339
Novo Nordisk A/S ADR	1,783	98,939
Cardinal Health, Inc.	603	94,647
Jazz Pharmaceuticals plc*	614	80,925
GSK plc ADR	1,871	80,752
Teva Pharmaceutical Industries Ltd. ADR*	3,879	78,356
Alkermes plc*	2,492	74,760
Dexcom, Inc.*	1,106	74,423
Novartis AG ADR	572	73,353
Neurocrine Biosciences, Inc.*	401	56,292
Viatris, Inc.	5,246	51,936
Corcept Therapeutics, Inc.*	528	43,882
Henry Schein, Inc.*	588	39,026
Vaxcyte, Inc.*	947	34,111
Option Care Health, Inc.*	1,127	31,286
Madrigal Pharmaceuticals, Inc.*	58	26,602
Total Pharmaceuticals		3,280,487
Healthcare-Products - 28.4%
Abbott Laboratories	1,733	232,118
Thermo Fisher Scientific, Inc.	422	204,678
Intuitive Surgical, Inc.*	429	191,862
Boston Scientific Corp.*	1,844	180,030
Danaher Corp.	887	175,857
Stryker Corp.	459	169,679
Medtronic plc	1,301	123,907
IDEXX Laboratories, Inc.*	170	108,611
Edwards Lifesciences Corp.*	1,336	103,901
ResMed, Inc.	352	96,353
Agilent Technologies, Inc.	721	92,540
GE HealthCare Technologies, Inc.	1,149	86,290
STERIS plc	300	74,232
Insulet Corp.*	221	68,229
Natera, Inc.*	418	67,285
West Pharmaceutical Services, Inc.	251	65,845
Zimmer Biomet Holdings, Inc.	666	65,601
Waters Corp.*	212	63,560
Hologic, Inc.*	882	59,526
Cooper Companies, Inc.*	826	56,631
Baxter International, Inc.	2,208	50,276
Exact Sciences Corp.*	878	48,035
Bio-Techne Corp.	812	45,172
Guardant Health, Inc.*	708	44,236
Repligen Corp.*	326	43,576
Align Technology, Inc.*	346	43,326
Avantor, Inc.*	3,464	43,231
Masimo Corp.*	284	41,904
Tempus AI, Inc.*	501	40,436
Merit Medical Systems, Inc.*	388	32,293
Bruker Corp.	854	27,746
Lantheus Holdings, Inc.*	525	26,927
TransMedics Group, Inc.*	235	26,367
Dentsply Sirona, Inc.	1,822	23,121
Twist Bioscience Corp.*	719	20,233
PROCEPT BioRobotics Corp.*	557	19,879
Tandem Diabetes Care, Inc.*	1,104	13,403
Total Healthcare-Products		2,876,896
Biotechnology - 21.8%
Amgen, Inc.	668	188,510
Gilead Sciences, Inc.	1,565	173,715
Vertex Pharmaceuticals, Inc.*	388	151,956
Alnylam Pharmaceuticals, Inc.*	258	117,648
Regeneron Pharmaceuticals, Inc.	206	115,828
BeOne Medicines Ltd. ADR*	270	91,989
Insmed, Inc.*	586	84,390
CRISPR Therapeutics AG*	1,229	79,651
Argenx SE ADR*	104	76,706
Biogen, Inc.*	474	66,398
BioNTech SE ADR*	668	65,878
Royalty Pharma plc — Class A	1,783	62,904
United Therapeutics Corp.*	150	62,882
Incyte Corp.*	669	56,738
Illumina, Inc.*	587	55,747
Exelixis, Inc.*	1,234	50,964
Ionis Pharmaceuticals, Inc.*	758	49,588
BioMarin Pharmaceutical, Inc.*	889	48,148
Bridgebio Pharma, Inc.*	879	45,655
Moderna, Inc.*	1,767	45,642
Halozyme Therapeutics, Inc.*	590	43,271
Revolution Medicines, Inc.*	882	41,189
Cytokinetics, Inc.*	720	39,571
Roivant Sciences Ltd.*	2,590	39,187
Avidity Biosciences, Inc.*	896	39,039
Legend Biotech Corp. ADR*	1,130	36,849
TG Therapeutics, Inc.*	1,019	36,811
Axsome Therapeutics, Inc.*	284	34,492
Crinetics Pharmaceuticals, Inc.*	823	34,278
ADMA Biologics, Inc.*	1,828	26,798
Viking Therapeutics, Inc.*	1,009	26,517
Soleno Therapeutics, Inc.*	362	24,471
Apellis Pharmaceuticals, Inc.*	1,025	23,196
Sarepta Therapeutics, Inc.*	1,090	21,004
Krystal Biotech, Inc.*	117	20,654
Novavax, Inc.*	2,071	17,956
Iovance Biotherapeutics, Inc.*	4,304	9,340
Total Biotechnology		2,205,560
Healthcare-Services - 15.0%
UnitedHealth Group, Inc.	770	265,881
Elevance Health, Inc.	408	131,833
Cigna Group	453	130,577
HCA Healthcare, Inc.	306	130,417
ICON plc*	512	89,600
IQVIA Holdings, Inc.*	446	84,713
Humana, Inc.	315	81,954
Labcorp Holdings, Inc.	262	75,210
Quest Diagnostics, Inc.	377	71,849
Tenet Healthcare Corp.*	325	65,988

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Healthcare-Services - 15.0% (continued)
Centene Corp.*	1,765	$62,975
Universal Health Services, Inc. — Class B	272	55,608
Molina Healthcare, Inc.*	254	48,605
Ensign Group, Inc.	280	48,376
HealthEquity, Inc.*	464	43,973
Charles River Laboratories International, Inc.*	264	41,306
Medpace Holdings, Inc.*	68	34,963
DaVita, Inc.*	251	33,350
Acadia Healthcare Company, Inc.*	949	23,497
Total Healthcare-Services		1,520,675
Software - 1.4%
Veeva Systems, Inc. — Class A*	352	104,864
Waystar Holding Corp.*	790	29,957
Total Software		134,821
Internet - 0.5%
Hims & Hers Health, Inc.*	891	50,538
Total Common Stocks
(Cost $4,249,092)		10,068,977

RIGHTS†† - 0.0%
Consumer, Non-cyclical - 0.0%
Sanofi SA	313	–
Johnson & Johnson†††	307	–
Total Pharmaceuticals		–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$43,941	43,941
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	31,619	31,619
Total Repurchase Agreements
(Cost $75,560)		75,560
Total Investments - 100.2%
(Cost $4,324,652)		$10,144,537
Other Assets & Liabilities, net - (0.2)%		(18,756)
Total Net Assets - 100.0%		$10,125,781

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,068,977	$—		$—		$10,068,977
Rights	—	—	*	—	*	—
Repurchase Agreements	—	75,560		—		75,560
Total Assets	$10,068,977	$75,560		$—		$10,144,537

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 3.9%
iShares iBoxx $ High Yield Corporate Bond ETF	1,556	$126,332
SPDR Bloomberg High Yield Bond ETF	1,245	121,997
Total Exchange-Traded Funds
(Cost $263,173)		248,329

MUTUAL FUNDS† - 18.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	57,301	577,018
Guggenheim Strategy Fund II1	23,000	572,231
Total Mutual Funds
(Cost $1,124,043)		1,149,249

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.1%
Federal Home Loan Bank
4.26% due 10/03/25[2]	$800,000	799,823
Freddie Mac
4.03% due 10/20/25[2]	730,000	728,447
Total Federal Agency Discount Notes
(Cost $1,528,258)		1,528,270

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	80,000	79,883
Total U.S. Treasury Bills
(Cost $79,882)		79,883

REPURCHASE AGREEMENTS††,4 - 46.2%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	1,703,572	1,703,572
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,225,832	1,225,832
Total Repurchase Agreements
(Cost $2,929,404)		2,929,404
Total Investments - 93.6%
(Cost $5,924,760)		$5,935,135
Other Assets & Liabilities, net - 6.4%		405,487
Total Net Assets - 100.0%		$6,340,622

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	57	Dec 2025	$6,223,242	$3,574

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	$5,550,000	$429,118	$420,763	$8,355

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	364	$29,538	$15
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.09% (Federal Funds Rate)	At Maturity	10/29/25	86	6,982	3
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	192	18,826	2
							$55,346	$20

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$248,329	$—	$—	$248,329
Mutual Funds	1,149,249	—	—	1,149,249
Federal Agency Discount Notes	—	1,528,270	—	1,528,270
U.S. Treasury Bills	—	79,883	—	79,883
Repurchase Agreements	—	2,929,404	—	2,929,404
Interest Rate Futures Contracts**	3,574	—	—	3,574
Credit Default Swap Agreements**	—	8,355	—	8,355
Credit Index Swap Agreements**	—	20	—	20
Total Assets	$1,401,152	$4,545,932	$—	$5,947,084

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$571,771	$–	$–	$–	$460	$572,231	23,000	$22,927
Guggenheim Ultra Short Duration Fund — Institutional Class	573,580	–	–	–	3,438	577,018	57,301	18,980
	$1,145,351	$–	$–	$–	$3,898	$1,149,249		$41,907

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Internet - 56.7%
Alphabet, Inc. — Class A	1,649	$400,872
Amazon.com, Inc.*	1,513	332,209
Meta Platforms, Inc. — Class A	427	313,580
Netflix, Inc.*	199	238,585
Uber Technologies, Inc.*	1,682	164,786
DoorDash, Inc. — Class A*	425	115,596
Airbnb, Inc. — Class A*	765	92,886
Shopify, Inc. — Class A*	618	91,841
Alibaba Group Holding Ltd. ADR	494	88,293
Coupang, Inc.*	2,591	83,430
Booking Holdings, Inc.	14	75,590
eBay, Inc.	793	72,123
Spotify Technology S.A.*	96	67,008
Reddit, Inc. — Class A*	287	66,007
Baidu, Inc. ADR*	449	59,165
JD.com, Inc. ADR	1,646	57,577
Expedia Group, Inc.	263	56,216
Sea Ltd. ADR*	310	55,406
VeriSign, Inc.	191	53,398
Wix.com Ltd.*	284	50,447
Trip.com Group Ltd. ADR	667	50,158
Chewy, Inc. — Class A*	1,231	49,794
Pinterest, Inc. — Class A*	1,545	49,703
Bilibili, Inc. ADR*	1,731	48,624
GoDaddy, Inc. — Class A*	342	46,796
Roku, Inc.*	440	44,057
Zillow Group, Inc. — Class C*	561	43,225
MercadoLibre, Inc.*	18	42,065
F5, Inc.*	126	40,722
Wayfair, Inc. — Class A*	414	36,983
Lyft, Inc. — Class A*	1,663	36,603
Snap, Inc. — Class A*	4,670	36,006
Match Group, Inc.	900	31,788
Etsy, Inc.*	443	29,411
Cargurus, Inc.*	574	21,370
Trump Media & Technology Group Corp.*	1,102	18,095
IAC, Inc.*	499	17,001
TripAdvisor, Inc.*	936	15,219
Ziff Davis, Inc.*	367	13,983
Bumble, Inc. — Class A*	1,416	8,623
Total Internet		3,215,241
Software - 25.1%
Salesforce, Inc.	691	163,767
Adobe, Inc.*	394	138,984
ROBLOX Corp. — Class A*	794	109,985
Snowflake, Inc. — Class A*	415	93,603
Workday, Inc. — Class A*	388	93,403
Cloudflare, Inc. — Class A*	431	92,488
Electronic Arts, Inc.	436	87,941
Datadog, Inc. — Class A*	564	80,314
Take-Two Interactive Software, Inc.*	304	78,541
Veeva Systems, Inc. — Class A*	259	77,159
MongoDB, Inc.*	176	54,627
Zoom Communications, Inc. — Class A*	652	53,790
Nutanix, Inc. — Class A*	628	46,717
NetEase, Inc. ADR	299	45,445
Twilio, Inc. — Class A*	422	42,238
DocuSign, Inc.*	560	40,370
Akamai Technologies, Inc.*	471	35,683
Dropbox, Inc. — Class A*	1,023	30,905
Box, Inc. — Class A*	734	23,686
ZoomInfo Technologies, Inc. — Class A*	1,657	18,078
DigitalOcean Holdings, Inc.*	469	16,021
Total Software		1,423,745
Telecommunications - 11.5%
Cisco Systems, Inc.	2,620	179,261
Arista Networks, Inc.*	906	132,013
Motorola Solutions, Inc.	207	94,659
Ciena Corp.*	364	53,024
Telefonaktiebolaget LM Ericsson ADR	5,501	45,493
Nokia Oyj ADR	9,025	43,410
Applied Digital Corp.*	1,295	29,707
Viasat, Inc.*	679	19,895
CommScope Holding Company, Inc.*	1,267	19,613
Viavi Solutions, Inc.*	1,497	18,997
Extreme Networks, Inc.*	840	17,346
Total Telecommunications		653,418
Commercial Services - 2.0%
PayPal Holdings, Inc.*	1,333	89,391
Paylocity Holding Corp.*	145	23,094
Total Commercial Services		112,485
Computers - 1.5%
Okta, Inc.*	491	45,025
Lumentum Holdings, Inc.*	231	37,586
Total Computers		82,611
Real Estate - 1.1%
CoStar Group, Inc.*	785	66,231
Entertainment - 0.8%
DraftKings, Inc. — Class A*	1,151	43,047
Investment Companies - 0.5%
Core Scientific, Inc.*	1,526	27,376
Electronics - 0.2%
Applied Optoelectronics, Inc.*	539	13,976
Healthcare-Services - 0.2%
Teladoc Health, Inc.*	1,675	12,948
Total Common Stocks
(Cost $1,819,717)		5,651,078

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$24,765	24,765
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	17,820	17,820
Total Repurchase Agreements
(Cost $42,585)		42,585
Total Investments - 100.4%
(Cost $1,862,302)		$5,693,663
Other Assets & Liabilities, net - (0.4)%		(20,481)
Total Net Assets - 100.0%		$5,673,182

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,651,078	$—	$—	$5,651,078
Repurchase Agreements	—	42,585	—	42,585
Total Assets	$5,651,078	$42,585	$—	$5,693,663

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 36.6%
Federal Home Loan Bank
4.00% due 10/08/25[1]	$100,000	$99,924
Freddie Mac
4.03% due 10/20/25[1]	100,000	99,787
Total Federal Agency Discount Notes
(Cost $199,710)		199,711

FEDERAL AGENCY NOTES†† - 9.1%
Federal Farm Credit Bank
4.29% (SOFR + 0.16%, Rate Floor: 0.00%) due 11/14/25◊	50,000	50,009
Total Federal Agency Notes
(Cost $50,008)		50,009

U.S. TREASURY BILLS†† - 9.1%
U.S. Treasury Bills
3.88% due 12/18/25[1,2]	50,000	49,581
Total U.S. Treasury Bills
(Cost $49,579)		49,581

REPURCHASE AGREEMENTS††,3 - 38.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	122,200	122,200
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	87,931	87,931
Total Repurchase Agreements
(Cost $210,131)		210,131
Total Investments - 93.3%
(Cost $509,428)		$509,432
Other Assets & Liabilities, net - 6.7%		36,432
Total Net Assets - 100.0%		$545,864

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	4.59% (Federal Funds Rate + 0.50%)	At Maturity	11/20/25	8	$375,025	$(2,271)
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.73% (SOFR + 0.60%)	At Maturity	11/20/25	15	712,008	(4,275)
							$1,087,033	$(6,546)

††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$199,711	$—	$199,711
Federal Agency Notes	—	50,009	—	50,009
U.S. Treasury Bills	—	49,581	—	49,581
Repurchase Agreements	—	210,131	—	210,131
Total Assets	$—	$509,432	$—	$509,432

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,546	$—	$6,546

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 44.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	31,603	$318,244
Guggenheim Strategy Fund II1	12,691	315,760
Total Mutual Funds
(Cost $625,627)		634,004

MONEY MARKET FUND***,† - 0.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[2]	587	587
Total Money Market Fund
(Cost $587)		587

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.7%
Freddie Mac
4.03% due 10/20/25[3]	$200,000	199,575
Federal Home Loan Bank
4.00% due 10/08/25[3]	150,000	149,885
Total Federal Agency Discount Notes
(Cost $349,458)		349,460

FEDERAL AGENCY NOTES†† - 7.7%
Federal Farm Credit Bank
4.22% (SOFR + 0.09%, Rate Floor: 0.00%) due 12/29/25◊	109,000	109,028
Total Federal Agency Notes
(Cost $109,021)		109,028

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
3.93% due 10/14/25[3,4]	10,000	9,986
Total U.S. Treasury Bills
(Cost $9,985)		9,986

REPURCHASE AGREEMENTS††,5 - 95.0%
Individual Repurchase Agreements Barclays Capital, Inc. issued 09/30/25 at 3.75% due 10/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.75% and maturing 08/15/55 as collateral, with a value of $709,538) to be repurchased at $695,915	695,625	695,625
Mizuho Securities USA LLC issued 09/30/25 at 3.90% due 10/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.75% and maturing 08/15/55 as collateral, with a value of $405,000) to be repurchased at $397,231	397,059	397,059
Joint Repurchase Agreements[4] J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	146,806	146,806
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	105,636	105,636
Total Repurchase Agreements
(Cost $1,345,126)		1,345,126
Total Investments - 172.9%
(Cost $2,439,804)		$2,448,191

U.S. GOVERNMENT SECURITIES SOLD SHORT †† - (85.0)%
U.S. Treasury Bonds
4.75% due 08/15/55	1,200,000	(1,204,312)
Total U.S. Government Securities Sold Short
(Proceeds $1,172,797)		$(1,204,312)
Other Assets & Liabilities, net - 12.1%		171,451
Total Net Assets - 100.0%		$1,415,330

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	2	Dec 2025	$240,375	$(6,160)

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as short security collateral at September 30, 2025.
[5]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$634,004	$—	$—	$634,004
Money Market Fund	587	—	—	587
Federal Agency Discount Notes	—	349,460	—	349,460
Federal Agency Notes	—	109,028	—	109,028
U.S. Treasury Bills	—	9,986	—	9,986
Repurchase Agreements	—	1,345,126	—	1,345,126
Total Assets	$634,591	$1,813,600	$—	$2,448,191

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$1,204,312	$—	$1,204,312
Interest Rate Futures Contracts**	6,160	—	—	6,160
Total Liabilities	$6,160	$1,204,312	$—	$1,210,472

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$515,345	$–	$(200,000)	$2,653	$(2,238)	$315,760	12,691	$20,310
Guggenheim Ultra Short Duration Fund — Institutional Class	465,455	–	(150,000)	1,678	1,111	318,244	31,603	15,174
	$980,800	$–	$(350,000)	$4,331	$(1,127)	$634,004		$35,484

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 32.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,464	$24,810
Guggenheim Strategy Fund II1	822	20,445
Total Mutual Funds
(Cost $43,902)		45,255

MONEY MARKET FUND***,† - 7.1%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[2]	10,000	10,000
Total Money Market Fund
(Cost $10,000)		10,000

	Face Amount
FEDERAL AGENCY NOTES†† - 17.7%
Federal Farm Credit Bank
4.29% (SOFR + 0.16%, Rate Floor: 0.00%) due 11/14/25◊	$15,000	15,003
Federal Home Loan Bank
4.22% (SOFR + 0.09%, Rate Floor: 0.00%) due 01/02/26◊	10,000	10,003
Total Federal Agency Notes
(Cost $25,005)		25,006

FEDERAL AGENCY DISCOUNT NOTES†† - 14.1%
Freddie Mac
4.03% due 10/20/25[3]	20,000	19,957
Total Federal Agency Discount Notes
(Cost $19,957)		19,957

REPURCHASE AGREEMENTS††,4 - 6.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	5,612	5,612
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	4,038	4,038
Total Repurchase Agreements
(Cost $9,650)		9,650
Total Investments - 77.8%
(Cost $108,514)		$109,868
Other Assets & Liabilities, net - 22.2%		31,337
Total Net Assets - 100.0%		$141,205

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.04% (Federal Funds Rate - 0.05%)	At Maturity	11/19/25	13	$43,644	$143
BNP Paribas	S&P MidCap 400 Index	Receive	4.24% (Federal Funds Rate + 0.15%)	At Maturity	11/20/25	12	38,719	(109)
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.68% (SOFR + 0.55%)	At Maturity	11/20/25	17	56,065	(156)
							$138,428	$(122)

***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$45,255	$—	$—	$45,255
Money Market Fund	10,000	—	—	10,000
Federal Agency Notes	—	25,006	—	25,006
Federal Agency Discount Notes	—	19,957	—	19,957
Repurchase Agreements	—	9,650	—	9,650
Equity Index Swap Agreements**	—	143	—	143
Total Assets	$55,255	$54,756	$—	$110,011

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$265	$—	$265

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,421	$–	$–	$–	$24	$20,445	822	$819
Guggenheim Ultra Short Duration Fund — Institutional Class	24,662	–	–	–	148	24,810	2,464	816
	$45,083	$–	$–	$–	$172	$45,255		$1,635

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 14.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	18,765	$188,960
Guggenheim Strategy Fund II1	7,386	183,765
Total Mutual Funds
(Cost $368,699)		372,725

MONEY MARKET FUND***,† - 0.4%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[2]	10,000	10,000
Total Money Market Fund
(Cost $10,000)		10,000

	Face Amount
U.S. TREASURY BILLS†† - 9.8%
U.S. Treasury Bills
4.01% due 10/02/25[3]	$250,000	249,972
Total U.S. Treasury Bills
(Cost $249,972)		249,972

FEDERAL AGENCY DISCOUNT NOTES†† - 7.8%
Federal Home Loan Bank
4.00% due 10/08/25[3]	100,000	99,924
Freddie Mac
4.03% due 10/20/25[3]	100,000	99,787
Total Federal Agency Discount Notes
(Cost $199,710)		199,711

FEDERAL AGENCY NOTES†† - 2.2%
Federal Farm Credit Bank
4.29% (SOFR + 0.16%, Rate Floor: 0.00%) due 11/14/25◊	56,000	56,010
Total Federal Agency Notes
(Cost $56,009)		56,010

REPURCHASE AGREEMENTS††,4 - 58.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	869,365	869,365
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	625,565	625,565
Total Repurchase Agreements
(Cost $1,494,930)		1,494,930
Total Investments - 93.3%
(Cost $2,379,320)		$2,383,348
Other Assets & Liabilities, net - 6.7%		171,710
Total Net Assets - 100.0%		$2,555,058

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.49% (Federal Funds Rate + 0.40%)	At Maturity	11/19/25	5	$116,317	$(483)
BNP Paribas	NASDAQ-100 Index	Receive	4.59% (Federal Funds Rate + 0.50%)	At Maturity	11/20/25	43	1,050,101	(7,496)
Barclays Bank plc	NASDAQ-100 Index	Receive	4.78% (SOFR + 0.65%)	At Maturity	11/20/25	56	1,393,126	(9,958)
							$2,559,544	$(17,937)

***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$372,725	$—	$—	$372,725
Money Market Fund	10,000	—	—	10,000
U.S. Treasury Bills	—	249,972	—	249,972
Federal Agency Discount Notes	—	199,711	—	199,711
Federal Agency Notes	—	56,010	—	56,010
Repurchase Agreements	—	1,494,930	—	1,494,930
Total Assets	$382,725	$2,000,623	$—	$2,383,348

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$17,937	$—	$17,937

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$183,543	$–	$–	$–	$222	$183,765	7,386	$7,362
Guggenheim Ultra Short Duration Fund — Institutional Class	187,834	–	–	–	1,126	188,960	18,765	6,216
	$371,377	$–	$–	$–	$1,348	$372,725		$13,578

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 41.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$68,096
Guggenheim Strategy Fund II1	2,575	64,060
Total Mutual Funds
(Cost $128,416)		132,156

	Face Amount
FEDERAL AGENCY NOTES†† - 28.4%
Federal Farm Credit Bank
4.29% (SOFR + 0.16%, Rate Floor: 0.00%) due 11/14/25◊	$50,000	50,009
Federal Home Loan Bank
4.22% (SOFR + 0.09%, Rate Floor: 0.00%) due 01/02/26◊	40,000	40,010
Total Federal Agency Notes
(Cost $90,016)		90,019

FEDERAL AGENCY DISCOUNT NOTES†† - 15.7%
Freddie Mac
4.03% due 10/20/25[2]	50,000	49,894
Total Federal Agency Discount Notes
(Cost $49,894)		49,894

REPURCHASE AGREEMENTS††,3 - 1.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	2,595	2,595
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,868	1,868
Total Repurchase Agreements
(Cost $4,463)		4,463
Total Investments - 87.1%
(Cost $272,789)		$276,532
Other Assets & Liabilities, net - 12.9%		41,022
Total Net Assets - 100.0%		$317,554

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.19% (Federal Funds Rate + 0.10%)	At Maturity	11/19/25	35	$85,629	$648
Barclays Bank plc	Russell 2000 Index	Receive	4.48% (SOFR + 0.35%)	At Maturity	11/20/25	19	45,602	(27)
BNP Paribas	Russell 2000 Index	Receive	4.24% (Federal Funds Rate + 0.15%)	At Maturity	11/20/25	77	187,239	(116)
							$318,470	$505

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$132,156	$—	$—	$132,156
Federal Agency Notes	—	90,019	—	90,019
Federal Agency Discount Notes	—	49,894	—	49,894
Repurchase Agreements	—	4,463	—	4,463
Equity Index Swap Agreements**	—	648	—	648
Total Assets	$132,156	$145,024	$—	$277,180

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$143	$—	$143

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$63,983	$–	$–	$–	$77	$64,060	2,575	$2,567
Guggenheim Ultra Short Duration Fund — Institutional Class	67,691	–	–	–	405	68,096	6,762	2,240
	$131,674	$–	$–	$–	$482	$132,156		$4,807

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 27.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	11,574	$116,547
Guggenheim Strategy Fund II1	4,623	115,015
Total Mutual Funds
(Cost $227,678)		231,562

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 29.6%
Freddie Mac
4.03% due 10/20/25[2]	$150,000	149,681
Federal Home Loan Bank
4.00% due 10/08/25[2]	100,000	99,923
Total Federal Agency Discount Notes
(Cost $249,603)		249,604

FEDERAL AGENCY NOTES†† - 9.6%
Federal Farm Credit Bank
4.19% (SOFR + 0.06%, Rate Floor: 0.00%) due 11/25/25◊	81,000	81,008
Total Federal Agency Notes
(Cost $81,005)		81,008

U.S. TREASURY BILLS†† - 4.7%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	40,000	39,942
Total U.S. Treasury Bills
(Cost $39,941)		39,942

REPURCHASE AGREEMENTS††,4 - 15.3%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	75,019	75,019
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	53,981	53,981
Total Repurchase Agreements
(Cost $129,000)		129,000
Total Investments - 86.6%
(Cost $727,227)		$731,116
Other Assets & Liabilities, net - 13.4%		112,708
Total Net Assets - 100.0%		$843,824

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Dec 2025	$336,850	$(2,882)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	4.49% (Federal Funds Rate + 0.40%)	At Maturity	11/19/25	27	$178,619	$(842)
Barclays Bank plc	S&P 500 Index	Receive	4.73% (SOFR + 0.60%)	At Maturity	11/20/25	19	124,871	(943)
BNP Paribas	S&P 500 Index	Receive	4.54% (Federal Funds Rate + 0.45%)	At Maturity	11/20/25	27	179,630	(1,359)
							$483,120	$(3,144)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$231,562	$—	$—	$231,562
Federal Agency Discount Notes	—	249,604	—	249,604
Federal Agency Notes	—	81,008	—	81,008
U.S. Treasury Bills	—	39,942	—	39,942
Repurchase Agreements	—	129,000	—	129,000
Total Assets	$231,562	$499,554	$—	$731,116

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,882	$—	$—	$2,882
Equity Index Swap Agreements**	—	3,144	—	3,144
Total Liabilities	$2,882	$3,144	$—	$6,026

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$114,876	$–	$–	$–	$139	$115,015	4,623	$4,608
Guggenheim Ultra Short Duration Fund — Institutional Class	115,853	–	–	–	694	116,547	11,574	3,834
	$230,729	$–	$–	$–	$833	$231,562		$8,442

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 40.2%
U.S. Treasury Bills
3.93% due 10/14/25[1,2]	$675,000	$674,015
Total U.S. Treasury Bills
(Cost $674,009)		674,015

FEDERAL AGENCY DISCOUNT NOTES†† - 17.9%
Federal Home Loan Bank
4.00% due 10/08/25[2]	150,000	149,885
Freddie Mac
4.03% due 10/20/25[2]	150,000	149,681
Total Federal Agency Discount Notes
(Cost $299,564)		299,566

REPURCHASE AGREEMENTS††,3 - 41.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	400,336	400,336
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	288,068	288,068
Total Repurchase Agreements
(Cost $688,404)		688,404
Total Investments - 99.2%
(Cost $1,661,977)		$1,661,985
Other Assets & Liabilities, net - 0.8%		12,805
Total Net Assets - 100.0%		$1,674,790

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	10	Dec 2025	$2,247,250	$77,717
Micro Nikkei Stock Average Futures Contracts	48	Dec 2025	1,078,680	24,432
			$3,325,930	$102,149

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	39	Dec 2025	3,321,825	(13,974)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$674,015	$—	$674,015
Federal Agency Discount Notes	—	299,566	—	299,566
Repurchase Agreements	—	688,404	—	688,404
Equity Futures Contracts**	102,149	—	—	102,149
Total Assets	$102,149	$1,661,985	$—	$1,764,134

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$13,974	$—	$—	$13,974

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 18.6%
Netflix, Inc.*	244	$292,536
DoorDash, Inc. — Class A*	480	130,555
Airbnb, Inc. — Class A*	863	104,785
Booking Holdings, Inc.	19	102,586
Spotify Technology S.A.*	112	78,176
Sea Ltd. ADR*	359	64,164
Expedia Group, Inc.	298	63,698
Trip.com Group Ltd. ADR	758	57,002
Roku, Inc.*	497	49,765
MakeMyTrip Ltd.*	486	45,490
Total Internet		988,757
Retail - 18.4%
McDonald’s Corp.	616	187,196
Starbucks Corp.	1,498	126,731
Chipotle Mexican Grill, Inc. — Class A*	2,365	92,684
Yum! Brands, Inc.	548	83,296
Darden Restaurants, Inc.	298	56,727
Restaurant Brands International, Inc.	827	53,044
Domino’s Pizza, Inc.	106	45,761
Yum China Holdings, Inc.	1,062	45,581
Texas Roadhouse, Inc. — Class A	255	42,368
Dutch Bros, Inc. — Class A*	621	32,503
Cava Group, Inc.*	507	30,628
Brinker International, Inc.*	209	26,476
Wingstop, Inc.	94	23,658
Shake Shack, Inc. — Class A*	246	23,028
Cheesecake Factory, Inc.	363	19,834
Papa John’s International, Inc.	317	15,264
Wendy’s Co.	1,611	14,757
Cracker Barrel Old Country Store, Inc.	334	14,716
Sweetgreen, Inc. — Class A*	1,432	11,428
Bloomin’ Brands, Inc.	1,323	9,486
Jack in the Box, Inc.*	409	8,086
Dave & Buster’s Entertainment, Inc.*	429	7,791
Krispy Kreme, Inc.*	1,845	7,140
Total Retail		978,183
Media - 14.2%
Walt Disney Co.	1,582	181,139
Comcast Corp. — Class A	4,252	133,598
Warner Bros Discovery, Inc.*	4,299	83,960
Charter Communications, Inc. — Class A*	249	68,501
Fox Corp. — Class A	1,008	63,565
News Corp. — Class A	1,778	54,602
Paramount Skydance Corp. — Class B	2,733	51,708
Liberty Broadband Corp. — Class C*	597	37,933
New York Times Co. — Class A	651	37,367
Sirius XM Holdings, Inc.	1,123	26,138
Nexstar Media Group, Inc. — Class A	100	19,774
Total Media		758,285
Entertainment - 10.3%
Flutter Entertainment plc*	314	79,756
TKO Group Holdings, Inc.	357	72,100
Live Nation Entertainment, Inc.*	384	62,746
Warner Music Group Corp. — Class A	1,544	52,589
DraftKings, Inc. — Class A*	1,299	48,583
Light & Wonder, Inc. — Class A*	395	33,156
Churchill Downs, Inc.	317	30,752
Vail Resorts, Inc.	201	30,063
Caesars Entertainment, Inc.*	1,107	29,917
Red Rock Resorts, Inc. — Class A	485	29,614
Cinemark Holdings, Inc.	760	21,295
Penn Entertainment, Inc.*	1,089	20,974
Six Flags Entertainment Corp.*	831	18,880
United Parks & Resorts, Inc.*	297	15,355
Total Entertainment		545,780
Leisure Time - 8.3%
Royal Caribbean Cruises Ltd.	331	107,105
Carnival Corp.*	2,382	68,864
Viking Holdings Ltd.*	794	49,355
Norwegian Cruise Line Holdings Ltd.*	1,617	39,827
Planet Fitness, Inc. — Class A*	363	37,679
Peloton Interactive, Inc. — Class A*	2,985	26,865
Brunswick Corp.	394	24,917
Life Time Group Holdings, Inc.*	848	23,405
Harley-Davidson, Inc.	795	22,180
Polaris, Inc.	375	21,799
YETI Holdings, Inc.*	591	19,609
Total Leisure Time		441,605
Lodging - 8.2%
Hilton Worldwide Holdings, Inc.	366	94,955
Marriott International, Inc. — Class A	362	94,279
Las Vegas Sands Corp.	950	51,100
Hyatt Hotels Corp. — Class A	318	45,134
Wynn Resorts Ltd.	320	41,046
MGM Resorts International*	949	32,892
Wyndham Hotels & Resorts, Inc.	364	29,084
Boyd Gaming Corp.	328	28,356
Choice Hotels International, Inc.	170	18,175
Total Lodging		435,021
Agriculture - 7.3%
Philip Morris International, Inc.	1,225	198,695
Altria Group, Inc.	2,037	134,564
British American Tobacco plc ADR	963	51,116
Total Agriculture		384,375
Software - 6.8%
ROBLOX Corp. — Class A*	896	124,114
Electronic Arts, Inc.	493	99,438
Take-Two Interactive Software, Inc.*	343	88,617
NetEase, Inc. ADR	335	50,917
Total Software		363,086

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Beverages - 4.2%
Constellation Brands, Inc. — Class A	398	$53,599
Anheuser-Busch InBev S.A. ADR	830	49,476
Brown-Forman Corp. — Class B	1,654	44,790
Diageo plc ADR	435	41,512
Molson Coors Beverage Co. — Class B	767	34,707
Total Beverages		224,084
Toys, Games & Hobbies - 1.3%
Hasbro, Inc.	513	38,911
Mattel, Inc.*	1,706	28,712
Total Toys, Games & Hobbies		67,623
Telecommunications - 1.2%
EchoStar Corp. — Class A*	734	56,048
GCI Liberty, Inc. — Class C*	181	6,746
Total Telecommunications		62,794
Food Service - 0.7%
Aramark	1,042	40,013
Total Common Stocks
(Cost $3,019,245)		5,289,606

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$23,888	23,888
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	17,189	17,189
Total Repurchase Agreements
(Cost $41,077)		41,077
Total Investments - 100.3%
(Cost $3,060,322)		$5,330,683
Other Assets & Liabilities, net - (0.3)%		(14,590)
Total Net Assets - 100.0%		$5,316,093

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,289,606	$—	$—	$5,289,606
Repurchase Agreements	—	41,077	—	41,077
Total Assets	$5,289,606	$41,077	$—	$5,330,683

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 70.2%
Financial - 16.0%
Carlyle Group, Inc.	214	$13,418
Fidelity National Financial, Inc.	210	12,703
Equitable Holdings, Inc.	246	12,492
WP Carey, Inc. REIT	180	12,163
East West Bancorp, Inc.	113	12,029
Jones Lang LaSalle, Inc.*	39	11,633
Gaming and Leisure Properties, Inc. REIT	233	10,860
Evercore, Inc. — Class A	32	10,794
Annaly Capital Management, Inc. REIT	528	10,671
Reinsurance Group of America, Inc. — Class A	54	10,375
Omega Healthcare Investors, Inc. REIT	242	10,217
Unum Group	129	10,034
RenaissanceRe Holdings Ltd.	39	9,903
Equity LifeStyle Properties, Inc. REIT	159	9,651
Stifel Financial Corp.	84	9,532
First Horizon Corp.	417	9,428
Houlihan Lokey, Inc.	45	9,239
Ally Financial, Inc.	230	9,016
American Homes 4 Rent — Class A REIT	268	8,911
Jefferies Financial Group, Inc.	136	8,897
Lamar Advertising Co. — Class A REIT	71	8,692
American Financial Group, Inc.	57	8,306
SOUTHSTATE BANK CORP	83	8,206
Webster Financial Corp.	137	8,143
Old Republic International Corp.	188	7,984
Rexford Industrial Realty, Inc. REIT	194	7,975
Kinsale Capital Group, Inc.	18	7,655
CubeSmart REIT	187	7,603
Primerica, Inc.	27	7,495
EastGroup Properties, Inc. REIT	44	7,447
Western Alliance Bancorporation	85	7,371
Wintrust Financial Corp.	55	7,284
Comerica, Inc.	106	7,263
UMB Financial Corp.	59	6,983
Brixmor Property Group, Inc. REIT	251	6,948
Zions Bancorp North America	121	6,846
Cullen/Frost Bankers, Inc.	53	6,719
NNN REIT, Inc.	155	6,598
SEI Investments Co.	77	6,534
Agree Realty Corp. REIT	91	6,465
Columbia Banking System, Inc.	246	6,332
Old National Bancorp	287	6,300
Commerce Bancshares, Inc.	102	6,096
Voya Financial, Inc.	79	5,909
Pinnacle Financial Partners, Inc.	63	5,909
Cadence Bank	153	5,744
First Industrial Realty Trust, Inc. REIT	109	5,610
Synovus Financial Corp.	114	5,595
Starwood Property Trust, Inc. REIT	284	5,501
Affiliated Managers Group, Inc.	23	5,484
STAG Industrial, Inc. REIT	153	5,399
First American Financial Corp.	84	5,396
Vornado Realty Trust REIT	133	5,391
MGIC Investment Corp.	189	5,362
Hanover Insurance Group, Inc.	29	5,267
Ryan Specialty Holdings, Inc.	93	5,241
Healthcare Realty Trust, Inc. REIT	289	5,211
Prosperity Bancshares, Inc.	78	5,175
Essent Group Ltd.	81	5,148
RLI Corp.	75	4,891
FNB Corp.	295	4,753
SLM Corp.	171	4,733
Glacier Bancorp, Inc.	97	4,721
Janus Henderson Group plc	103	4,585
Hamilton Lane, Inc. — Class A	33	4,448
Bank OZK	87	4,435
Hancock Whitney Corp.	70	4,383
United Bankshares, Inc.	116	4,316
Home BancShares, Inc.	151	4,273
Valley National Bancorp	395	4,187
Selective Insurance Group, Inc.	50	4,054
Kite Realty Group Trust REIT	181	4,036
Cousins Properties, Inc. REIT	138	3,994
Kilroy Realty Corp. REIT	89	3,760
Sabra Health Care REIT, Inc.	197	3,672
EPR Properties REIT	63	3,655
First Financial Bankshares, Inc.	107	3,601
Associated Banc-Corp.	134	3,445
Texas Capital Bancshares, Inc.*	38	3,212
Federated Hermes, Inc. — Class B	61	3,168
CNO Financial Group, Inc.	80	3,164
Independence Realty Trust, Inc. REIT	192	3,147
Rayonier, Inc. REIT	117	3,105
International Bancshares Corp.	44	3,025
Flagstar Financial, Inc.	246	2,841
COPT Defense Properties REIT	93	2,703
Kemper Corp.	52	2,681
Brighthouse Financial, Inc.*	47	2,495
PotlatchDeltic Corp. REIT	58	2,364
Western Union Co.	265	2,117
Park Hotels & Resorts, Inc. REIT	164	1,817
National Storage Affiliates Trust REIT	58	1,753
Total Financial		584,087
Industrial - 15.8%
Comfort Systems USA, Inc.	29	23,930
Flex Ltd.*	308	17,855
Curtiss-Wright Corp.	31	16,831
AECOM	109	14,221
BWX Technologies, Inc.	75	13,828
Coherent Corp.*	128	13,788
nVent Electric plc	132	13,021
Kratos Defense & Security Solutions, Inc.*	139	12,701

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 70.2% (continued)
Industrial - 15.8% (continued)
XPO, Inc.*	97	$12,539
Woodward, Inc.	49	12,383
Graco, Inc.	136	11,555
Carlisle Companies, Inc.	35	11,513
ITT, Inc.	64	11,441
MasTec, Inc.*	50	10,641
Lincoln Electric Holdings, Inc.	45	10,612
Fabrinet*	29	10,574
TD SYNNEX Corp.	63	10,316
RBC Bearings, Inc.*	26	10,148
Owens Corning	69	9,761
Clean Harbors, Inc.*	41	9,521
Mueller Industries, Inc.	91	9,201
ATI, Inc.*	113	9,191
Crown Holdings, Inc.	95	9,176
TopBuild Corp.*	23	8,990
Acuity, Inc.	25	8,610
AeroVironment, Inc.*	26	8,187
Advanced Drainage Systems, Inc.	59	8,183
Applied Industrial Technologies, Inc.	31	8,093
CNH Industrial N.V.	730	7,921
Regal Rexnord Corp.	55	7,889
Donaldson Company, Inc.	96	7,857
Crane Co.	40	7,366
AptarGroup, Inc.	54	7,218
Tetra Tech, Inc.	216	7,210
Chart Industries, Inc.*	36	7,205
Oshkosh Corp.	53	6,874
Saia, Inc.*	22	6,586
Watts Water Technologies, Inc. — Class A	23	6,423
Ryder System, Inc.	34	6,414
Eagle Materials, Inc.	27	6,292
Cognex Corp.	138	6,251
Valmont Industries, Inc.	16	6,204
Toro Co.	81	6,172
Simpson Manufacturing Company, Inc.	34	5,694
Flowserve Corp.	107	5,686
Fluor Corp.*	133	5,595
AGCO Corp.	51	5,461
Fortune Brands Innovations, Inc.	99	5,285
Knight-Swift Transportation Holdings, Inc.	133	5,255
Esab Corp.	47	5,252
AAON, Inc.	56	5,233
Littelfuse, Inc.	20	5,180
Universal Display Corp.	36	5,171
MSA Safety, Inc.	30	5,162
Arrow Electronics, Inc.*	42	5,082
Vontier Corp.	121	5,078
GATX Corp.	29	5,069
Middleby Corp.*	38	5,051
Graphic Packaging Holding Co.	243	4,755
Louisiana-Pacific Corp.	52	4,620
Trex Company, Inc.*	88	4,547
UFP Industries, Inc.	48	4,487
Hexcel Corp.	65	4,076
Belden, Inc.	33	3,969
Timken Co.	52	3,909
Kirby Corp.*	46	3,839
Sensata Technologies Holding plc	120	3,666
Knife River Corp.*	47	3,613
Avnet, Inc.	69	3,607
EnerSys	31	3,502
Sonoco Products Co.	81	3,490
Landstar System, Inc.	28	3,431
Silgan Holdings, Inc.	73	3,140
Novanta, Inc.*	30	3,004
Exponent, Inc.	41	2,849
Terex Corp.	54	2,770
Greif, Inc. — Class A	21	1,255
Total Industrial		578,475
Consumer, Non-cyclical - 10.5%
United Therapeutics Corp.*	37	15,511
Tenet Healthcare Corp.*	73	14,822
US Foods Holding Corp.*	185	14,175
Performance Food Group Co.*	129	13,421
TransUnion	160	13,405
Illumina, Inc.*	126	11,966
Neurocrine Biosciences, Inc.*	81	11,371
Encompass Health Corp.	83	10,542
API Group Corp.*	304	10,448
Service Corporation International	115	9,570
Medpace Holdings, Inc.*	18	9,255
Exelixis, Inc.*	221	9,127
Sprouts Farmers Market, Inc.*	80	8,704
BioMarin Pharmaceutical, Inc.*	158	8,557
Elanco Animal Health, Inc.*	408	8,217
Ensign Group, Inc.	47	8,120
Penumbra, Inc.*	32	8,106
Celsius Holdings, Inc.*	131	7,531
Halozyme Therapeutics, Inc.*	96	7,041
Avantor, Inc.*	560	6,989
HealthEquity, Inc.*	71	6,729
Jazz Pharmaceuticals plc*	50	6,590
elf Beauty, Inc.*	49	6,492
Ingredion, Inc.	53	6,472
Paylocity Holding Corp.*	37	5,893
Albertsons Companies, Inc. — Class A	331	5,796
Repligen Corp.*	43	5,748
Coca-Cola Consolidated, Inc.	49	5,741
Masimo Corp.*	38	5,607
H&R Block, Inc.	110	5,563
Cytokinetics, Inc.*	98	5,386
Chemed Corp.	12	5,373
Roivant Sciences Ltd.*	353	5,341
Globus Medical, Inc. — Class A*	93	5,326
Grand Canyon Education, Inc.*	23	5,049
GXO Logistics, Inc.*	94	4,972
Morningstar, Inc.	20	4,640
WEX, Inc.*	28	4,411
Shift4 Payments, Inc. — Class A*	55	4,257
Bio-Rad Laboratories, Inc. — Class A*	15	4,206
FTI Consulting, Inc.*	26	4,203

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 70.2% (continued)
Consumer, Non-cyclical - 10.5% (continued)
Post Holdings, Inc.*	39	$4,192
Darling Ingredients, Inc.*	130	4,013
Brink’s Co.	34	3,973
BellRing Brands, Inc.*	104	3,780
Valvoline, Inc.*	104	3,734
Option Care Health, Inc.*	133	3,692
Graham Holdings Co. — Class B	3	3,532
Bruker Corp.	91	2,956
Marzetti Co.	17	2,937
Lantheus Holdings, Inc.*	56	2,872
Euronet Worldwide, Inc.*	32	2,810
Envista Holdings Corp.*	137	2,791
Perrigo Company plc	113	2,516
LivaNova plc*	45	2,357
Sotera Health Co.*	145	2,281
Flowers Foods, Inc.	173	2,258
Avis Budget Group, Inc.*	14	2,248
Dentsply Sirona, Inc.	164	2,081
Haemonetics Corp.*	40	1,950
Insperity, Inc.	29	1,427
Pilgrim’s Pride Corp.	35	1,425
Boston Beer Company, Inc. — Class A*	6	1,269
Coty, Inc. — Class A*	301	1,216
Total Consumer, Non-cyclical		382,983
Consumer, Cyclical - 9.9%
Casey’s General Stores, Inc.	31	17,525
RB Global, Inc.	152	16,471
Somnigroup International, Inc.	172	14,505
Burlington Stores, Inc.*	51	12,979
Dick’s Sporting Goods, Inc.	55	12,222
Watsco, Inc.	29	11,725
Toll Brothers, Inc.	81	11,189
BJ’s Wholesale Club Holdings, Inc.*	108	10,071
GameStop Corp. — Class A*	338	9,221
Texas Roadhouse, Inc. — Class A	55	9,138
WESCO International, Inc.	40	8,460
Core & Main, Inc. — Class A*	156	8,397
Aramark	216	8,294
Autoliv, Inc.	58	7,163
Planet Fitness, Inc. — Class A*	69	7,162
Five Below, Inc.*	45	6,962
Lithia Motors, Inc. — Class A	21	6,636
Floor & Decor Holdings, Inc. — Class A*	88	6,486
Ollie’s Bargain Outlet Holdings, Inc.*	50	6,420
American Airlines Group, Inc.*	542	6,092
Light & Wonder, Inc. — Class A*	69	5,792
Wingstop, Inc.	23	5,789
Murphy USA, Inc.	14	5,436
Taylor Morrison Home Corp. — Class A*	81	5,347
Churchill Downs, Inc.	55	5,335
Gentex Corp.	180	5,094
FirstCash Holdings, Inc.	32	5,069
Wyndham Hotels & Resorts, Inc.	63	5,034
AutoNation, Inc.*	23	5,032
Hyatt Hotels Corp. — Class A	35	4,968
Cava Group, Inc.*	82	4,954
Alaska Air Group, Inc.*	95	4,729
Vail Resorts, Inc.	31	4,637
Thor Industries, Inc.	44	4,562
Bath & Body Works, Inc.	174	4,482
Mattel, Inc.*	265	4,460
Lear Corp.	44	4,427
Boyd Gaming Corp.	49	4,236
Warner Music Group Corp. — Class A	120	4,087
Gap, Inc.	187	4,000
Macy’s, Inc.	223	3,998
VF Corp.	270	3,896
Crocs, Inc.*	45	3,760
Dolby Laboratories, Inc. — Class A	50	3,618
Whirlpool Corp.	46	3,616
KB Home	56	3,564
MSC Industrial Direct Company, Inc. — Class A	38	3,501
Brunswick Corp.	54	3,415
Abercrombie & Fitch Co. — Class A*	39	3,336
PVH Corp.	39	3,267
Travel + Leisure Co.	53	3,153
Harley-Davidson, Inc.	100	2,790
RH*	13	2,641
Visteon Corp.	22	2,637
Penske Automotive Group, Inc.	15	2,609
Polaris, Inc.	44	2,558
YETI Holdings, Inc.*	67	2,223
Hilton Grand Vacations, Inc.*	51	2,132
Scotts Miracle-Gro Co. — Class A	37	2,107
Capri Holdings Ltd.*	98	1,952
Choice Hotels International, Inc.	17	1,817
Goodyear Tire & Rubber Co.*	235	1,758
Marriott Vacations Worldwide Corp.	23	1,531
Columbia Sportswear Co.	21	1,098
Under Armour, Inc. — Class A*	155	774
Under Armour, Inc. — Class C*	100	483
Total Consumer, Cyclical		362,822
Technology - 8.0%
Pure Storage, Inc. — Class A*	255	21,372
Nutanix, Inc. — Class A*	220	16,366
Guidewire Software, Inc.*	69	15,860
Twilio, Inc. — Class A*	126	12,611
Okta, Inc.*	137	12,563
Dynatrace, Inc.*	248	12,016
DocuSign, Inc.*	166	11,967
Entegris, Inc.	125	11,557
Duolingo, Inc.*	33	10,621
Manhattan Associates, Inc.*	50	10,249
Lumentum Holdings, Inc.*	57	9,274
Rambus, Inc.*	88	9,170
CACI International, Inc. — Class A*	18	8,978
Lattice Semiconductor Corp.*	112	8,212
Doximity, Inc. — Class A*	112	8,193
CommVault Systems, Inc.*	37	6,985

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 70.2% (continued)
Technology - 8.0% (continued)
MKS, Inc.	55	$6,807
MACOM Technology Solutions Holdings, Inc.*	53	6,598
ExlService Holdings, Inc.*	133	5,856
Kyndryl Holdings, Inc.*	190	5,706
Genpact Ltd.	133	5,571
Cirrus Logic, Inc.*	42	5,262
Appfolio, Inc. — Class A*	19	5,237
Onto Innovation, Inc.*	40	5,169
KBR, Inc.	106	5,013
Dropbox, Inc. — Class A*	152	4,592
Pegasystems, Inc.	76	4,370
Maximus, Inc.	46	4,203
BILL Holdings, Inc.*	75	3,973
Qualys, Inc.*	30	3,970
Science Applications International Corp.	39	3,875
Parsons Corp.*	44	3,648
Silicon Laboratories, Inc.*	27	3,541
Allegro MicroSystems, Inc.*	102	2,978
Crane NXT Co.	41	2,750
Amkor Technology, Inc.	93	2,641
ZoomInfo Technologies, Inc. — Class A*	230	2,509
Synaptics, Inc.*	32	2,187
Blackbaud, Inc.*	31	1,994
Power Integrations, Inc.	46	1,850
Concentrix Corp.	37	1,707
ASGN, Inc.*	36	1,705
IPG Photonics Corp.*	21	1,663
Total Technology		291,369
Energy - 3.1%
TechnipFMC plc	338	13,334
DT Midstream, Inc.	83	9,384
NEXTracker, Inc. — Class A*	122	9,027
Ovintiv, Inc.	211	8,520
Antero Resources Corp.*	241	8,088
Range Resources Corp.	196	7,378
Permian Resources Corp.	574	7,347
HF Sinclair Corp.	131	6,857
Antero Midstream Corp.	275	5,346
Viper Energy, Inc. — Class A	139	5,313
Chord Energy Corp.	47	4,670
Matador Resources Co.	96	4,313
NOV, Inc.	305	4,041
Weatherford International plc	59	4,037
CNX Resources Corp.*	116	3,726
Murphy Oil Corp.	110	3,125
Valaris Ltd.*	54	2,634
Civitas Resources, Inc.	69	2,243
PBF Energy, Inc. — Class A	67	2,021
Total Energy		111,404
Basic Materials - 2.5%
RPM International, Inc.	105	12,378
Reliance, Inc.	43	12,076
Royal Gold, Inc.	54	10,831
Carpenter Technology Corp.	41	10,067
MP Materials Corp.*	111	7,445
Alcoa Corp.	213	7,005
Commercial Metals Co.	92	5,270
Axalta Coating Systems Ltd.*	178	5,094
NewMarket Corp.	6	4,969
Cleveland-Cliffs, Inc.*	406	4,953
Cabot Corp.	44	3,346
Avient Corp.	75	2,471
Olin Corp.	94	2,349
Westlake Corp.	27	2,081
Ashland, Inc.	38	1,821
Total Basic Materials		92,156
Utilities - 2.5%
Talen Energy Corp.*	38	16,164
Essential Utilities, Inc.	230	9,177
OGE Energy Corp.	165	7,635
National Fuel Gas Co.	74	6,835
UGI Corp.	177	5,887
IDACORP, Inc.	44	5,815
Ormat Technologies, Inc.	50	4,813
TXNM Energy, Inc.	78	4,411
Southwest Gas Holdings, Inc.	53	4,152
New Jersey Resources Corp.	83	3,997
ONE Gas, Inc.	49	3,966
Portland General Electric Co.	90	3,960
Spire, Inc.	48	3,913
Black Hills Corp.	60	3,695
ALLETE, Inc.	48	3,187
Northwestern Energy Group, Inc.	50	2,930
Total Utilities		90,537
Communications - 1.9%
Ciena Corp.*	116	16,898
Hims & Hers Health, Inc.*	170	9,642
EchoStar Corp. — Class A*	110	8,400
Frontier Communications Parent, Inc.*	206	7,694
New York Times Co. — Class A	133	7,634
Chewy, Inc. — Class A*	183	7,402
Maplebear, Inc.*	152	5,588
Nexstar Media Group, Inc. — Class A	23	4,548
Iridium Communications, Inc.	87	1,519
Total Communications		69,325
Total Common Stocks
(Cost $1,628,340)		2,563,158

MUTUAL FUNDS† - 6.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	15,965	160,769
Guggenheim Strategy Fund II1	3,259	81,072
Total Mutual Funds
(Cost $231,938)		241,841

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
3.88% due 12/18/25[2,3]	$50,000	$49,581
Total U.S. Treasury Bills
(Cost $49,579)		49,581

REPURCHASE AGREEMENTS††,4 - 14.0%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$296,137	296,137
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	213,090	$213,090
Total Repurchase Agreements
(Cost $509,227)		509,227
Total Investments - 92.2%
(Cost $2,419,084)		$3,363,807
Other Assets & Liabilities, net - 7.8%		285,732
Total Net Assets - 100.0%		$3,649,539

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	Pay	4.98% (SOFR + 0.85%)	At Maturity	11/20/25	198	$644,717	$1,802
BNP Paribas	S&P MidCap 400 Index	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	195	635,903	1,774
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.34% (Federal Funds Rate + 0.25%)	At Maturity	11/19/25	499	1,627,894	(7,649)
							$2,908,514	$(4,073)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,563,158	$—	$—	$2,563,158
Mutual Funds	241,841	—	—	241,841
U.S. Treasury Bills	—	49,581	—	49,581
Repurchase Agreements	—	509,227	—	509,227
Equity Index Swap Agreements**	—	3,576	—	3,576
Total Assets	$2,804,999	$562,384	$—	$3,367,383

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$7,649	$—	$7,649

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$80,974	$–	$–	$–	$98	$81,072	3,259	$3,248
Guggenheim Ultra Short Duration Fund — Institutional Class	159,811	–	–	–	958	160,769	15,965	5,288
	$240,785	$–	$–	$–	$1,056	$241,841		$8,536

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.9%
Technology - 6.1%
WNS Holdings Ltd.*	3,921	$299,055
Informatica, Inc. — Class A*	9,560	237,470
Cantaloupe, Inc.*	19,656	207,764
CoreCard Corp.*	5,926	159,528
AvidXchange Holdings, Inc.*	14,732	146,584
Electronic Arts, Inc.	673	135,744
Vimeo, Inc.*	14,067	109,019
Integral Ad Science Holding Corp.*	10,703	108,849
PROS Holdings, Inc.*	4,736	108,502
Verint Systems, Inc.*	2,711	54,898
Total Technology		1,567,413
Consumer, Non-cyclical - 5.5%
Kellanova	5,777	473,830
Verona Pharma plc ADR*	3,054	325,892
Tourmaline Bio, Inc.*	3,417	163,435
Cross Country Healthcare, Inc.*	10,771	152,948
STAAR Surgical Co.*	5,619	150,983
Merus N.V.*	1,163	109,497
Surmodics, Inc.*	2,025	60,527
Total Consumer, Non-cyclical		1,437,112
Financial - 3.6%
Mr Cooper Group, Inc.	1,166	245,781
ProAssurance Corp.*	9,033	216,702
International Money Express, Inc.*	10,489	146,531
HarborOne Bancorp, Inc.	6,281	85,422
Air Lease Corp. — Class A	1,192	75,871
Synovus Financial Corp.	1,504	73,816
Guild Holdings Co. — Class A	3,653	72,841
Total Financial		916,964
Communications - 3.4%
Frontier Communications Parent, Inc.*	9,688	361,847
Interpublic Group of Companies, Inc.	7,999	223,252
WideOpenWest, Inc.*	33,729	174,041
TEGNA, Inc.	5,393	109,640
Total Communications		868,780
Consumer, Cyclical - 3.3%
Steelcase, Inc. — Class A	11,855	203,906
MRC Global, Inc.*	11,372	163,984
Hanesbrands, Inc.*	24,370	160,598
Potbelly Corp.*	7,978	135,945
ODP Corp.*	3,919	109,144
Guess?, Inc.	4,536	75,797
Total Consumer, Cyclical		849,374
Industrial - 2.3%
Chart Industries, Inc.*	1,543	308,836
American Woodmark Corp.*	2,415	161,225
Spirit AeroSystems Holdings, Inc. — Class A*	1,599	61,721
Norfolk Southern Corp.	199	59,782
Total Industrial		591,564
Utilities - 1.8%
ALLETE, Inc.	3,833	254,511
TXNM Energy, Inc.	2,507	141,771
Northwestern Energy Group, Inc.	1,335	78,245
Total Utilities		474,527
Energy - 0.9%
Aris Water Solutions, Inc. — Class A	6,348	156,542
Vital Energy, Inc.*	4,149	70,077
Berry Corp.	2,211	8,357
Total Energy		234,976
Total Common Stocks
(Cost $6,801,816)		6,940,710

RIGHTS† - 0.0%
Financial - 0.0%
Sycamore Partners	19,209	–
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.*	5,897	–
Sanofi SA*,††	2,004	–
Johnson & Johnson*,†††	1,553	–
Novartis AG*,†††	4,974	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1,940)		–

MUTUAL FUNDS† - 26.6%
Guggenheim Strategy Fund III[1]	99,249	2,476,259
Guggenheim Variable Insurance Strategy Fund III[1]	86,555	2,154,356
Guggenheim Strategy Fund II1	67,185	1,671,559
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	54,685	550,676
Total Mutual Funds
(Cost $6,865,318)		6,852,850

CLOSED-END MUTUAL FUNDS***,† - 6.0%
Mexico Fund, Inc.	2,362	46,531
PIMCO New York Municipal Income Fund II	6,621	46,016
Neuberger Berman Next Generation Connectivity Fund, Inc.	2,950	45,371
Ellsworth Growth and Income Fund Ltd.	3,891	45,136
Clough Global Equity Fund	5,899	44,891
Bancroft Fund Ltd.	2,041	44,662
General American Investors Company, Inc.	715	44,480
Nuveen Dow 30sm Dynamic Overwrite Fund	2,966	44,164
European Equity Fund, Inc.	4,056	43,967
Royce Micro-Capital Trust, Inc.	4,224	43,887
Tri-Continental Corp.	1,281	43,554
Sprott Focus Trust, Inc.	5,226	43,376
Gabelli Dividend & Income Trust	1,595	43,272
Total Return Securities Fund	7,112	43,241
John Hancock Diversified Income Fund	4,058	43,218
Eaton Vance California Municipal Income Trust	4,287	43,213
Royce Small-Capital Trust, Inc.	2,675	43,148
SRH Total Return Fund, Inc.	2,321	42,149

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.0% (continued)
Templeton Emerging Markets Fund/United States	2,164	$36,225
Gabelli Healthcare & WellnessRx Trust	3,802	34,484
BlackRock MuniHoldings New York Quality Fund, Inc.	3,026	30,926
BlackRock New York Municipal Income Trust	3,048	30,846
abrdn Australia Equity Fund, Inc.	6,490	29,789
Virtus Total Return Fund, Inc.	4,521	29,160
Federated Hermes Premier Municipal Income Fund	2,545	28,097
PIMCO California Municipal Income Fund	2,982	26,003
Royce Global Trust, Inc.	1,751	22,675
abrdn Emerging Markets ex China Fund, Inc.	3,404	22,058
AllianceBernstein National Municipal Income Fund, Inc.	1,872	20,311
Gabelli Global Small and Mid Capital Value Trust	1,180	17,051
Mexico Equity and Income Fund, Inc.	1,268	15,051
abrdn National Municipal Income Fund	1,440	14,774
New Germany Fund, Inc.	964	11,144
Western Asset Inflation-Linked Opportunities & Income Fund	865	7,690
abrdn Healthcare Investors	218	4,024
abrdn Life Sciences Investors	259	4,017
Nuveen New York AMT-Free Quality Municipal Income Fund	377	3,845
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	359	3,841
BlackRock MuniYield New York Quality Fund, Inc.	385	3,823
Invesco Municipal Trust	394	3,802
MFS High Yield Municipal Trust	1,094	3,796
BlackRock MuniHoldings Quality Fund II, Inc.	377	3,793
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	327	3,790
BlackRock California Municipal Income Trust	346	3,789
MFS Investment Grade Municipal Trust	482	3,789
RiverNorth Flexible Municipal Income Fund, Inc.	262	3,788
Blackrock Investment Quality Municipal Trust, Inc.	334	3,788
MFS High Income Municipal Trust	1,018	3,787
RiverNorth Opportunistic Municipal Income Fund, Inc.	259	3,787
BlackRock MuniYield Quality Fund, Inc.	325	3,786
BlackRock MuniYield Pennsylvania Quality Fund	333	3,786
BlackRock MuniHoldings Fund, Inc.	322	3,783
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	388	3,783
BlackRock Municipal Income Trust II	362	3,783
BNY Mellon Strategic Municipals, Inc.	605	3,781
BlackRock MuniYield Fund, Inc.	358	3,780
Flaherty & Crumrine Preferred & Income Fund, Inc.	314	3,774
Western Asset Managed Municipals Fund, Inc.	365	3,774
BlackRock MuniYield Quality Fund II, Inc.	376	3,771
Putnam Municipal Opportunities Trust	365	3,770
BlackRock MuniYield Quality Fund III, Inc.	340	3,767
BNY Mellon Strategic Municipal Bond Fund, Inc.	636	3,765
Flaherty & Crumrine Total Return Fund, Inc.	211	3,760
BlackRock Municipal Income Trust	374	3,759
abrdn Total Dynamic Dividend Fund	397	3,756
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	222	3,750
BlackRock Municipal Income Quality Trust	342	3,745
Nuveen AMT-Free Municipal Value Fund	264	3,744
Allspring Utilities and High Income Fund	302	3,739
NYLI MacKay DefinedTerm Muni Opportunities Fund	246	3,722
Putnam Managed Municipal Income Trust	616	3,721
BlackRock MuniVest Fund II, Inc.	350	3,720
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	260	3,705
First Trust Enhanced Equity Income Fund	172	3,701
Nuveen S&P 500 Buy-Write Income Fund	256	3,697
Invesco Bond Fund	234	3,693
Nuveen New York Municipal Value Fund	447	3,692
Franklin Universal Trust	459	3,690
BlackRock Health Sciences Trust	99	3,686
Nuveen NASDAQ 100 Dynamic Overwrite Fund	134	3,680
BlackRock Health Sciences Term Trust	255	3,677
Nuveen Real Estate Income Fund	449	3,673
Eaton Vance Tax-Advantaged Dividend Income Fund	150	3,667

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.0% (continued)
BlackRock Enhanced Equity Dividend Trust	402	$3,662
Eaton Vance Tax-Managed Buy-Write Income Fund	244	3,660
MFS Multimarket Income Trust	765	3,657
BlackRock Science and Technology Term Trust	165	3,656
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	404	3,656
Western Asset Investment Grade Opportunity Trust, Inc.	219	3,655
BlackRock MuniYield Michigan Quality Fund, Inc.	324	3,655
John Hancock Income Securities Trust	313	3,654
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	421	3,654
MFS Charter Income Trust	569	3,653
BlackRock Resources & Commodities Strategy Trust	359	3,651
Eaton Vance Risk-Managed Diversified Equity Income Fund	406	3,650
BlackRock Enhanced Global Dividend Trust	315	3,645
Western Asset Emerging Markets Debt Fund, Inc.	353	3,643
BlackRock Enhanced International Dividend Trust	633	3,640
BlackRock Municipal 2030 Target Term Trust	162	3,639
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	132	3,638
Allspring Global Dividend Opportunity Fund	638	3,637
Principal Real Estate Income Fund	346	3,619
Franklin Limited Duration Income Trust	567	3,612
John Hancock Investors Trust	257	3,596
Eaton Vance Senior Floating-Rate Trust	312	3,569
PIMCO Municipal Income Fund II	450	3,559
BlackRock Virginia Municipal Bond Trust	327	3,538
BlackRock Technology and Private Equity Term Trust	518	3,471
DTF Tax-Free Income 2028 Term Fund, Inc.	289	3,303
Nuveen Pennsylvania Quality Municipal Income Fund	261	3,132
Nuveen New Jersey Quality Municipal Income Fund	251	3,115
BlackRock MuniHoldings California Quality Fund, Inc.	278	3,016
Voya Emerging Markets High Dividend Equity Fund	480	3,010
Neuberger Berman Municipal Fund, Inc.	290	2,993
MFS Municipal Income Trust	552	2,975
Invesco Pennsylvania Value Municipal Income Trust	288	2,975
BlackRock MuniVest Fund, Inc.	433	2,971
Western Asset Intermediate Muni Fund, Inc.	375	2,966
Voya Asia Pacific High Dividend Equity Income Fund	395	2,962
GAMCO Natural Resources Gold & Income Trust	419	2,946
Adams Diversified Equity Fund, Inc.	132	2,944
Virtus Convertible & Income Fund	194	2,910
Virtus Convertible & Income Fund II	212	2,900
Nuveen Select Maturities Municipal Fund	313	2,898
Duff & Phelps Utility and Infrastructure Fund, Inc.	224	2,892
MFS Intermediate High Income Fund	1,636	2,888
Allspring Multi-Sector Income Fund	301	2,884
Source Capital	64	2,881
Liberty All Star Growth Fund, Inc.	516	2,864
Western Asset Inflation-Linked Income Fund	340	2,863
BNY Mellon High Yield Strategies Fund	1,101	2,852
Eaton Vance Senior Income Trust	515	2,822
Liberty All-Star Equity Fund	434	2,752
John Hancock Tax-Advantaged Dividend Income Fund	32	794
Cohen & Steers Infrastructure Fund, Inc.	32	794
Invesco Municipal Opportunity Trust	82	793
Nuveen Core Plus Impact Fund	72	793
NYLI CBRE Global Infrastructure Megatrends Term Fund	54	793
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	87	792
Invesco Senior Income Trust	228	789
Tortoise Sustainable and Social Impact Term Fund	67	788
PGIM Short Duration High Yield Opportunities Fund	47	786
Blackrock Science & Technology Trust	19	786
RiverNorth Flexible Municipal Income Fund II, Inc.	60	783
Eaton Vance National Municipal Opportunities Trust	47	782
Eaton Vance Tax-Advantaged Global Dividend Income Fund	37	782
Highland Global Allocation Fund	86	782

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.0% (continued)
BlackRock Taxable Municipal Bond Trust	47	$780
RiverNorth Opportunities Fund, Inc.	65	780
RiverNorth Managed Duration Municipal Income Fund II, Inc.	52	780
Clough Global Dividend and Income Fund	131	779
Kayne Anderson Energy Infrastructure Fund	63	779
Cohen & Steers Real Estate Opportunities and Income Fund	51	779
Nuveen Multi-Asset Income Fund	60	779
RiverNorth Managed Duration Municipal Income Fund, Inc.	55	778
Destra Multi-Alternative Fund	90	778
XAI Madison Equity Premium Income Fund	126	777
Saba Capital Income & Opportunities Fund	100	777
Eaton Vance Floating-Rate Income Trust	66	777
India Fund, Inc.	53	776
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	89	776
Tortoise Energy Infrastructure Corp.	18	776
Eaton Vance Municipal Bond Fund	78	775
Saba Capital Income & Opportunities Fund II	85	775
Clough Global Opportunities Fund	136	775
Special Opportunities Fund, Inc.	50	775
Templeton Emerging Markets Income Fund	125	775
John Hancock Premium Dividend Fund	58	774
BlackRock Energy and Resources Trust	57	773
Angel Oak Financial Strategies Income Term Trust	59	773
PIMCO Dynamic Income Strategy Fund	31	773
Nuveen S&P 500 Dynamic Overwrite Fund	44	770
Nuveen Credit Strategies Income Fund	146	769
Japan Smaller Capitalization Fund, Inc.	73	769
Nuveen Floating Rate Income Fund	94	769
Cohen & Steers Select Preferred and Income Fund, Inc.	37	769
XAI Octagon Floating Rate Alternative Income Trust	145	768
High Income Securities Fund	121	768
Allspring Income Opportunities Fund	109	764
LMP Capital and Income Fund, Inc.	49	761
Highland Opportunities and Income Fund	115	730
Herzfeld Credit Income Fund, Inc.	154	367
Total Closed-End Mutual Funds
(Cost $1,371,311)		1,557,162

MONEY MARKET FUND***,† - 2.7%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.26%[2]	701,862	701,862
Total Money Market Fund
(Cost $701,862)		701,862

	Face Amount
U.S. TREASURY BILLS†† - 5.9%
U.S. Treasury Bills
3.81% due 10/14/25[3,4]	$900,000	898,687
3.93% due 10/14/25[3,4]	617,000	616,100
Total U.S. Treasury Bills
(Cost $1,514,739)		1,514,787

REPURCHASE AGREEMENTS††,5 - 30.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	4,581,857	4,581,857
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	3,296,945	3,296,945
Total Repurchase Agreements
(Cost $7,878,802)		7,878,802
Total Investments - 98.6%
(Cost $25,135,788)		$25,446,173

	Shares
COMMON STOCKS SOLD SHORT† - (5.9)%
Utilities - (0.3)%
Black Hills Corp.	1,308	(80,560)
Consumer, Non-cyclical - (0.4)%
Euronet Worldwide, Inc.*	1,333	(117,051)
Industrial - (0.8)%
Union Pacific Corp.	199	(47,038)
Masterbrand, Inc.*	12,437	(163,795)
Total Industrial		(210,833)
Communications - (0.9)%
Omnicom Group, Inc.	2,752	(224,370)
Energy - (0.9)%
California Resources Corp.	130	(6,914)
Crescent Energy Co. — Class A	7,909	(70,548)
DNOW, Inc.*	10,791	(164,563)
Total Energy		(242,025)
Consumer, Cyclical - (1.0)%
HNI Corp.	2,599	(121,763)
Gildan Activewear, Inc. — Class A	2,486	(143,691)
Total Consumer, Cyclical		(265,454)
Financial - (1.6)%
Eastern Bankshares, Inc.	3,844	(69,769)
Pinnacle Financial Partners, Inc.	788	(73,906)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS SOLD SHORT† - (5.9)% (continued)
Financial - (1.6)% (continued)
Rocket Companies, Inc. — Class A	12,826	$(248,568)
Total Financial		(392,243)
Total Common Stocks Sold Short
(Proceeds $1,435,130)		(1,532,536)

MASTER LIMITED PARTNERSHIPS SOLD SHORT† - (0.1)%
Energy - (0.1)%
Western Midstream Partners, LP	333	(13,084)
Total Master Limited Partnerships Sold Short
(Proceeds $12,811)		(13,084)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (6.3)%
iShares Mortgage Real Estate ETF	9	(198)
VanEck High Yield Muni ETF	12	(611)
Materials Select Sector SPDR Fund	11	(986)
Technology Select Sector SPDR Fund	7	(1,973)
iShares JP Morgan USD Emerging Markets Bond ETF	26	(2,475)
iShares U.S. Real Estate ETF	40	(3,883)
SPDR S&P Biotech ETF	52	(5,210)
Utilities Select Sector SPDR Fund	61	(5,320)
Invesco Senior Loan ETF	352	(7,367)
iShares Preferred & Income Securities ETF	302	(9,549)
iShares MSCI Emerging Markets ETF	201	(10,733)
iShares TIPS Bond ETF	101	(11,233)
VanEck Gold Miners ETF	149	(11,384)
iShares iBoxx $ Investment Grade Corporate Bond ETF	104	(11,593)
iShares 7-10 Year Treasury Bond ETF	145	(13,987)
iShares Floating Rate Bond ETF	277	(14,151)
iShares Core High Dividend ETF	197	(24,123)
iShares iBoxx $ High Yield Corporate Bond ETF	318	(25,818)
Schwab U.S. Aggregate Bond ETF	1,239	(29,079)
Health Care Select Sector SPDR Fund	231	(32,148)
iShares Latin America 40 ETF	1,313	(37,933)
iShares MSCI All Country Asia ex Japan ETF	448	(40,867)
iShares Russell 1000 Growth ETF	117	(54,804)
iShares National Muni Bond ETF	1,039	(110,643)
SPDR Bloomberg Convertible Securities ETF	1,287	(116,473)
SPDR S&P 500 ETF Trust	200	(133,236)
SPDR Nuveen ICE High Yield Municipal Bond ETF	5,794	(144,444)
iShares Russell 2000 Index ETF	630	(152,435)
iShares Russell 1000 Value ETF	766	(155,950)
iShares MSCI EAFE ETF	2,451	(228,850)
SPDR Nuveen ICE Municipal Bond ETF	5,121	(233,364)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,585,718)		(1,630,820)
Total Securities Sold Short - (12.3)%
(Proceeds $3,033,659)		$(3,176,440)
Other Assets & Liabilities, net - 13.7%		3,534,139
Total Net Assets - 100.0%		$25,803,872

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts	41	Dec 2025	$5,840,911	$30,965
U.S. Treasury Ultra Long Bond Futures Contracts	3	Dec 2025	360,563	7,995
Gasoline RBOB Futures Contracts	11	Dec 2025	866,111	(28)
U.S. Treasury 5 Year Note Futures Contracts	5	Dec 2025	545,899	(140)
U.S. Treasury 10 Year Note Futures Contracts	39	Dec 2025	4,387,500	(1,114)
Euro - Bund Futures Contracts	15	Dec 2025	2,263,211	(1,558)
			$14,264,195	$36,120

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	9	Dec 2025	$178,650	$765
CBOE Volatility Index Futures Contracts	1	Jan 2026	20,700	27
Russell 2000 Index Mini Futures Contracts	4	Dec 2025	491,140	2
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2025	497,960	(162)
Dow Jones Industrial Average Index Mini Futures Contracts	3	Dec 2025	700,275	(186)
S&P 500 Index Mini Futures Contracts	5	Dec 2025	1,684,250	(947)
CBOE Volatility Index Futures Contracts	29	Oct 2025	510,400	(7,311)
			$4,083,375	$(7,812)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	10	Dec 2025	$851,750	$4,412
Australian Dollar Futures Contracts	16	Dec 2025	1,059,600	(31)
British Pound Futures Contracts	15	Dec 2025	1,261,031	(3,531)
New Zealand Dollar Futures Contracts	6	Dec 2025	348,900	(8,775)
			$3,521,281	$(7,925)

Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	67	Apr 2026	$1,211,145	$13,884
Coffee ‘C’ Futures Contracts	4	May 2026	520,275	3,737
Natural Gas Futures Contracts	13	Oct 2025	432,900	1,637
Cotton #2 Futures Contracts	18	Dec 2025	591,570	(417)
WTI Crude Futures Contracts	1	Oct 2025	62,530	(637)
Brent Crude Futures Contracts	1	Oct 2025	66,170	(1,007)
Low Sulphur Gas Oil Futures Contracts	12	Dec 2025	808,800	(2,220)
Soybean Meal Futures Contracts	12	Dec 2025	327,840	(8,778)
Cocoa Futures Contracts	1	Dec 2025	67,070	(14,773)
			$4,088,300	$(8,574)

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	31	Dec 2025	$3,784,474	$3,916
U.S. Treasury 2 Year Note Futures Contracts	5	Dec 2025	1,041,875	1,981
Euro - BTP Italian Government Bond Futures Contracts††	10	Dec 2025	1,406,177	990
Canadian Government 10 Year Bond Futures Contracts††	8	Dec 2025	703,584	450
U.S. Treasury Long Bond Futures Contracts	2	Dec 2025	233,250	(117)
			$7,169,360	$7,220

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	17	Dec 2025	$2,693,331	$5,498
Euro FX Futures Contracts	2	Dec 2025	294,775	7
Canadian Dollar Futures Contracts	9	Dec 2025	649,035	(156)
			$3,637,141	$5,349

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	35	Nov 2025	$672,000	$2,626
CBOE Volatility Index Futures Contracts	17	Feb 2026	359,773	(1,236)
			$1,031,773	$1,390

Commodity Futures Contracts Sold Short†
Gasoline RBOB Futures Contracts	11	Dec 2025	$856,640	$7,973
Natural Gas Futures Contracts	15	Nov 2025	586,200	6,100
Soybean Oil Futures Contracts	3	Dec 2025	88,992	4,797
Cotton #2 Futures Contracts	13	May 2026	447,590	4,054
Hard Red Winter Wheat Futures Contracts	4	Dec 2025	99,350	2,687
Coffee ‘C’ Futures Contracts	2	Dec 2025	280,650	1,081
Gasoline RBOB Futures Contracts	1	Oct 2025	80,938	943
Corn Futures Contracts	8	Dec 2025	166,400	(1,888)
Low Sulphur Gas Oil Futures Contracts	10	Nov 2025	687,750	(4,267)
Cattle Feeder Futures Contracts	1	Nov 2025	179,850	(5,716)
Sugar #11 Futures Contracts	67	Feb 2026	1,245,664	(22,347)
			$4,720,024	$(6,583)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	4.49% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$7,294,694	$383,503

OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	3.64% (Federal Funds Rate - 0.45%)	At Maturity	08/31/28	$4,951,242	$106,125

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Perdoceo Education Corp.	1,812	0.94%	$16,787
Incyte Corp.	894	1.04%	7,632
United Therapeutics Corp.	67	0.39%	6,530
Royalty Pharma plc — Class A	2,091	1.01%	6,487
United Rentals, Inc.	40	0.52%	5,963
Alkermes plc	2,643	1.09%	4,934
ADT, Inc.	8,684	1.04%	4,037
Utah Medical Products, Inc.	1,088	0.94%	3,793
PTC Therapeutics, Inc.	579	0.49%	3,752
Jazz Pharmaceuticals plc	134	0.24%	3,184
Catalyst Pharmaceuticals, Inc.	3,499	0.94%	3,048
Innoviva, Inc.	3,630	0.91%	2,896
Exelixis, Inc.	673	0.38%	2,692
Graham Holdings Co. — Class B	40	0.65%	2,008
Theravance Biopharma, Inc.	3,434	0.69%	1,947
SIGA Technologies, Inc.	2,933	0.37%	1,863
Cal-Maine Foods, Inc.	661	0.85%	1,391
Merck & Company, Inc.	913	1.05%	619
Collegium Pharmaceutical, Inc.	551	0.26%	538
H&R Block, Inc.	439	0.30%	(302)
Gilead Sciences, Inc.	242	0.37%	(422)
Regeneron Pharmaceuticals, Inc.	120	0.92%	(624)
Seneca Foods Corp. — Class A	144	0.21%	(633)
Biogen, Inc.	552	1.06%	(660)
Bristol-Myers Squibb Co.	1,528	0.94%	(1,142)
Ingredion, Inc.	447	0.75%	(2,303)
USANA Health Sciences, Inc.	956	0.36%	(2,814)
Pilgrim’s Pride Corp.	592	0.33%	(2,966)
Molson Coors Beverage Co. — Class B	411	0.25%	(3,112)
Alarm.com Holdings, Inc.	1,331	0.97%	(4,780)
Harmony Biosciences Holdings, Inc.	1,398	0.53%	(10,373)
Total Consumer, Non-cyclical			49,970
Communications
AT&T, Inc.	2,584	1.02%	12,506
Fox Corp. — Class A	1,265	1.09%	10,406
Millicom International Cellular S.A.	1,597	1.06%	8,955
Lumen Technologies, Inc.	7,031	0.59%	7,859
Verizon Communications, Inc.	1,729	1.04%	6,888
InterDigital, Inc.	105	0.50%	6,020
Etsy, Inc.	404	0.37%	5,734
A10 Networks, Inc.	2,167	0.54%	3,395
Ziff Davis, Inc.	698	0.36%	1,761
Harmonic, Inc.	2,968	0.41%	1,399
Spok Holdings, Inc.	1,358	0.32%	419
Gambling.com Group Ltd.	2,416	0.27%	(28)
T-Mobile US, Inc.	149	0.49%	(899)
Yelp, Inc. — Class A	2,411	1.03%	(3,631)
Comcast Corp. — Class A	2,256	0.97%	(6,623)
IDT Corp. — Class B	577	0.41%	(7,506)
Total Communications			46,655
Industrial
Mueller Industries, Inc.	789	1.07%	23,484
Snap-on, Inc.	234	1.11%	10,456
Scorpio Tankers, Inc.	961	0.74%	4,460
Lindsay Corp.	554	1.07%	894
Teekay Tankers Ltd. — Class A	890	0.62%	713
Gibraltar Industries, Inc.	696	0.60%	612
International Seaways, Inc.	334	0.21%	28
Owens Corning	505	0.98%	(425)
DHT Holdings, Inc.	1,321	0.22%	(438)
Karat Packaging, Inc.	1,136	0.39%	(467)
Uniti Group, Inc.	5,200	0.44%	(691)
Fortive Corp.	1,616	1.09%	(806)
Middleby Corp.	246	0.45%	(2,690)
AZZ, Inc.	659	0.99%	(2,713)
Gencor Industries, Inc.	2,180	0.44%	(3,243)
CNH Industrial N.V.	6,810	1.01%	(3,407)
Alamo Group, Inc.	365	0.96%	(7,106)
Total Industrial			18,661
Consumer, Cyclical
BorgWarner, Inc.	1,756	1.06%	9,145
Allison Transmission Holdings, Inc.	863	1.00%	7,990
Visteon Corp.	617	1.01%	7,269
Aptiv plc	355	0.42%	5,004
Gentex Corp.	1,021	0.40%	2,818
General Motors Co.	441	0.37%	2,329
Garrett Motion, Inc.	3,133	0.58%	1,394
PACCAR, Inc.	781	1.05%	855
Ford Motor Co.	2,481	0.41%	673
Strattec Security Corp.	286	0.27%	273
Inspired Entertainment, Inc.	1,851	0.24%	175
Boyd Gaming Corp.	355	0.42%	(31)
Dolby Laboratories, Inc. — Class A	354	0.35%	(136)
Buckle, Inc.	322	0.26%	(510)
Abercrombie & Fitch Co. — Class A	315	0.37%	(1,189)
Tri Pointe Homes, Inc.	1,748	0.81%	(1,580)
Harley-Davidson, Inc.	1,073	0.41%	(2,484)
Bath & Body Works, Inc.	889	0.31%	(5,457)
Total Consumer, Cyclical			26,538
Technology
Cirrus Logic, Inc.	666	1.14%	16,484
Micron Technology, Inc.	261	0.60%	16,381
Axcelis Technologies, Inc.	268	0.36%	9,659
Adeia, Inc.	2,145	0.49%	7,588
Zoom Communications, Inc. — Class A	921	1.04%	7,325
Kulicke & Soffa Industries, Inc.	1,160	0.65%	7,265
QUALCOMM, Inc.	479	1.09%	6,555
Photronics, Inc.	2,722	0.86%	6,419
Dropbox, Inc. — Class A	2,620	1.09%	5,498
Consensus Cloud Solutions, Inc.	972	0.39%	4,343

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
OneSpan, Inc.	3,474	0.76%	$4,252
Bandwidth, Inc. — Class A	3,466	0.79%	3,342
Daily Journal Corp.	97	0.62%	3,086
NetScout Systems, Inc.	2,101	0.74%	1,696
Teradata Corp.	1,723	0.51%	1,522
Skyworks Solutions, Inc.	874	0.92%	1,063
Mitek Systems, Inc.	2,177	0.29%	209
LiveRamp Holdings, Inc.	909	0.34%	(522)
Total Technology			102,165
Basic Materials
Newmont Corp.	690	0.80%	10,871
Caledonia Mining Corporation plc	788	0.39%	6,926
Anglogold Ashanti plc	435	0.42%	5,343
Alcoa Corp.	1,335	0.60%	2,194
Total Basic Materials			25,334
Financial
MGIC Investment Corp.	2,697	1.05%	12,239
Enova International, Inc.	623	0.98%	11,775
Synchrony Financial	996	0.97%	10,308
Enact Holdings, Inc.	2,005	1.05%	8,600
Jackson Financial, Inc. — Class A	779	1.08%	8,202
Essent Group Ltd.	1,205	1.05%	7,970
Fidelity National Financial, Inc.	1,268	1.05%	6,171
NMI Holdings, Inc. — Class A	1,901	1.00%	4,743
RenaissanceRe Holdings Ltd.	312	1.09%	4,376
Preferred Bank/Los Angeles CA	341	0.42%	2,825
Westamerica BanCorp	1,537	1.05%	2,809
Hartford Insurance Group, Inc.	568	1.04%	2,046
BancFirst Corp.	564	0.98%	827
Bank OZK	920	0.64%	799
Live Oak Bancshares, Inc.	1,429	0.69%	547
Vornado Realty Trust	711	0.40%	469
Arch Capital Group Ltd.	827	1.03%	(256)
World Acceptance Corp.	116	0.27%	(756)
QCR Holdings, Inc.	978	1.01%	(767)
GCM Grosvenor, Inc. — Class A	3,432	0.57%	(1,104)
McGrath RentCorp	612	0.98%	(1,426)
Atlantic Union Bankshares Corp.	2,135	1.03%	(1,511)
Skyward Specialty Insurance Group, Inc.	550	0.36%	(1,952)
Northeast Community Bancorp, Inc.	1,478	0.42%	(2,473)
Pathward Financial, Inc.	621	0.63%	(2,669)
Horace Mann Educators Corp.	1,546	0.96%	(2,721)
OneMain Holdings, Inc.	977	0.76%	(2,956)
Total Financial			66,115
Utilities
National Fuel Gas Co.	886	1.12%	17,148
Evergy, Inc.	1,027	1.07%	9,295
Consolidated Water Company Ltd.	1,384	0.67%	5,665
Duke Energy Corp.	357	0.61%	5,656
Brookfield Infrastructure Corp. — Class A	1,936	1.09%	3,381
MDU Resources Group, Inc.	2,013	0.49%	3,180
Portland General Electric Co.	1,257	0.76%	1,873
Otter Tail Corp.	909	1.02%	1,204
Edison International	445	0.34%	285
Clearway Energy, Inc. — Class C	2,680	1.04%	179
MGE Energy, Inc.	377	0.44%	(301)
Total Utilities			47,565
Energy
Occidental Petroleum Corp.	790	0.51%	500
Total MS Long/Short Equity Long Custom Basket			$383,503

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Technology
ACV Auctions, Inc. — Class A	4,347	(0.87)%	20,753
Conduent, Inc.	24,393	(1.38)%	(1,315)
Maximus, Inc.	866	(1.60)%	(2,539)
Total Technology			16,899
Consumer, Non-cyclical
Insperity, Inc.	1,190	(1.18)%	11,600
Driven Brands Holdings, Inc.	3,968	(1.29)%	9,268
OrthoPediatrics Corp.	1,912	(0.72)%	4,954
Tejon Ranch Co.	3,859	(1.25)%	4,056
FTI Consulting, Inc.	381	(1.24)%	2,531
First Advantage Corp.	4,762	(1.48)%	2,292
Barrett Business Services, Inc.	1,455	(1.30)%	1,710
ABM Industries, Inc.	1,036	(0.97)%	1,540
Guardant Health, Inc.	169	(0.21)%	(299)
GXO Logistics, Inc.	916	(0.98)%	(1,460)
Alico, Inc.	1,535	(1.07)%	(2,509)
Total Consumer, Non-cyclical			33,683
Basic Materials
Ashland, Inc.	1,295	(1.24)%	10,981
Sensient Technologies Corp.	677	(1.28)%	9,965
Air Products and Chemicals, Inc.	261	(1.44)%	4,539
Balchem Corp.	345	(1.05)%	4,472
RPM International, Inc.	453	(1.08)%	3,246
Sherwin-Williams Co.	209	(1.46)%	2,805
Kronos Worldwide, Inc.	7,529	(0.87)%	2,608
International Paper Co.	1,590	(1.49)%	1,901
Dow, Inc.	3,195	(1.48)%	1,098
Tronox Holdings plc — Class A	4,625	(0.38)%	671
Ecolab, Inc.	217	(1.20)%	(332)
Hawkins, Inc.	197	(0.73)%	(3,777)
Total Basic Materials			38,177

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Marcus & Millichap, Inc.	2,036	(1.23)%	$12,077
Kennedy-Wilson Holdings, Inc.	7,622	(1.28)%	10,429
Weyerhaeuser Co.	3,004	(1.50)%	9,882
SLM Corp.	1,713	(0.96)%	7,807
FTAI Infrastructure, Inc.	9,622	(0.85)%	6,609
Redwood Trust, Inc.	9,345	(1.09)%	5,564
Cannae Holdings, Inc.	3,135	(1.16)%	5,387
PennyMac Mortgage Investment Trust	6,118	(1.51)%	4,017
Veris Residential, Inc.	4,199	(1.29)%	3,754
Heritage Commerce Corp.	7,441	(1.49)%	3,545
Columbia Financial, Inc.	5,030	(1.52)%	3,006
PotlatchDeltic Corp.	1,833	(1.51)%	2,859
Horizon Bancorp, Inc.	3,479	(1.12)%	2,720
Apartment Investment and Management Co. — Class A	8,569	(1.37)%	2,514
Western Alliance Bancorporation	778	(1.36)%	2,201
Ellington Financial, Inc.	5,577	(1.46)%	2,074
Primis Financial Corp.	2,664	(0.57)%	1,943
CoStar Group, Inc.	397	(0.68)%	1,824
NewtekOne, Inc.	4,628	(1.07)%	1,737
AMERISAFE, Inc.	783	(0.69)%	868
Merchants Bancorp	1,549	(0.99)%	746
Sun Communities, Inc.	495	(1.29)%	42
Jefferies Financial Group, Inc.	629	(0.83)%	(234)
SoFi Technologies, Inc.	601	(0.32)%	(622)
Equinix, Inc.	56	(0.89)%	(891)
Fidelis Insurance Holdings Ltd.	2,258	(0.83)%	(1,361)
PennyMac Financial Services, Inc.	316	(0.79)%	(2,744)
CBRE Group, Inc. — Class A	475	(1.51)%	(3,308)
Iron Mountain, Inc.	842	(1.73)%	(3,557)
Walker & Dunlop, Inc.	640	(1.08)%	(3,647)
Welltower, Inc.	366	(1.32)%	(3,872)
Radian Group, Inc.	1,807	(1.32)%	(4,193)
State Street Corp.	467	(1.09)%	(4,253)
American Healthcare REIT, Inc.	1,560	(1.32)%	(4,755)
Brighthouse Financial, Inc.	896	(0.96)%	(7,947)
Newmark Group, Inc. — Class A	3,736	(1.41)%	(8,567)
Total Financial			41,654
Energy
Core Laboratories, Inc.	5,709	(1.44)%	12,638
Seadrill Ltd.	2,332	(1.42)%	3,930
Kodiak Gas Services, Inc.	870	(0.65)%	(478)
Bristow Group, Inc.	1,455	(1.06)%	(1,266)
Archrock, Inc.	1,554	(0.83)%	(1,388)
Oceaneering International, Inc.	3,091	(1.55)%	(1,701)
BKV Corp.	1,877	(0.88)%	(1,752)
Baker Hughes Co.	1,183	(1.16)%	(2,841)
Delek US Holdings, Inc.	475	(0.31)%	(3,947)
Total Energy			3,195
Industrial
Landstar System, Inc.	576	(1.42)%	6,658
Knife River Corp.	744	(1.16)%	5,697
RXO, Inc.	4,698	(1.46)%	5,420
Werner Enterprises, Inc.	1,891	(1.01)%	4,047
Ball Corp.	1,524	(1.55)%	2,967
Silgan Holdings, Inc.	1,649	(1.43)%	2,962
Radiant Logistics, Inc.	4,935	(0.59)%	2,742
Old Dominion Freight Line, Inc.	159	(0.45)%	1,223
LSB Industries, Inc.	2,521	(0.40)%	773
XPO, Inc.	389	(1.02)%	486
Ranpak Holdings Corp.	3,694	(0.42)%	(2,666)
CH Robinson Worldwide, Inc.	451	(1.21)%	(2,971)
Jacobs Solutions, Inc.	533	(1.61)%	(6,570)
Enviri Corp.	3,890	(1.00)%	(7,442)
TriMas Corp.	1,330	(1.04)%	(8,292)
Costamare Bulkers Holdings Ltd.	3,869	(1.12)%	(15,451)
Total Industrial			(10,417)
Consumer, Cyclical
Shake Shack, Inc. — Class A	150	(0.28)%	1,243
Southwest Airlines Co.	1,285	(0.83)%	(25)
JetBlue Airways Corp.	3,321	(0.33)%	(756)
Tesla, Inc.	45	(0.40)%	(4,807)
Lucid Group, Inc.	736	(0.35)%	(5,746)
VSE Corp.	296	(0.99)%	(6,975)
Total Consumer, Cyclical			(17,066)
Total MS Long/Short Equity Short Custom Basket			$106,125

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2025.
[3]	All or a portion of this security is pledged as futures and equity custom basket swap collateral at September 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,940,710		$—		$—		$6,940,710
Rights	—	*	—	*	—	*	—
Mutual Funds	6,852,850		—		—		6,852,850
Closed-End Mutual Funds	1,557,162		—		—		1,557,162
Money Market Fund	701,862		—		—		701,862
U.S. Treasury Bills	—		1,514,787		—		1,514,787
Repurchase Agreements	—		7,878,802		—		7,878,802
Commodity Futures Contracts**	46,893		—		—		46,893
Interest Rate Futures Contracts**	40,941		5,356		—		46,297
Currency Futures Contracts**	9,917		—		—		9,917
Equity Futures Contracts**	3,420		—		—		3,420
Equity Custom Basket Swap Agreements**	—		489,628		—		489,628
Total Assets	$16,153,755		$9,888,573		$—		$26,042,328

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$1,532,536	$—	$—	$1,532,536
Master Limited Partnership Sold Short	13,084	—	—	13,084
Exchange-Traded Funds Sold Short	1,630,820	—	—	1,630,820
Commodity Futures Contracts**	62,050	—	—	62,050
Currency Futures Contracts**	12,493	—	—	12,493
Equity Futures Contracts**	9,842	—	—	9,842
Interest Rate Futures Contracts**	2,957	—	—	2,957
Total Liabilities	$3,263,782	$—	$—	$3,263,782

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,669,543	$–	$–	$–	$2,016	$1,671,559	67,185	$66,971
Guggenheim Strategy Fund III	2,475,267	–	–	–	992	2,476,259	99,249	101,567
Guggenheim Ultra Short Duration Fund — Institutional Class	547,395	–	–	–	3,281	550,676	54,685	18,114
Guggenheim Variable Insurance Strategy Fund III	2,158,683	–	–	–	(4,327)	2,154,356	86,555	88,203
	$6,850,888	$–	$–	$–	$1,962	$6,852,850		$274,855

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 86.4%
Technology - 44.1%
NVIDIA Corp.	68,449	$12,771,214
Microsoft Corp.	20,938	10,844,837
Apple, Inc.	41,803	10,644,298
Broadcom, Inc.	21,912	7,228,988
Palantir Technologies, Inc. — Class A*	15,761	2,875,122
Advanced Micro Devices, Inc.*	11,246	1,819,490
Intuit, Inc.	1,933	1,320,065
Micron Technology, Inc.	7,756	1,297,734
QUALCOMM, Inc.	7,478	1,244,040
Lam Research Corp.	8,771	1,174,437
Texas Instruments, Inc.	6,300	1,157,499
Applied Materials, Inc.	5,521	1,130,370
Adobe, Inc.*	2,940	1,037,085
Intel Corp.*	30,333	1,017,672
KLA Corp.	915	986,919
Crowdstrike Holdings, Inc. — Class A*	1,739	852,771
Analog Devices, Inc.	3,409	837,591
Cadence Design Systems, Inc.*	1,888	663,179
Synopsys, Inc.*	1,282	632,526
Strategy, Inc. — Class A*	1,829	589,322
ASML Holding N.V. — Class G	587	568,269
Marvell Technology, Inc.	5,974	502,234
Autodesk, Inc.*	1,483	471,104
Fortinet, Inc.*	5,310	446,465
NXP Semiconductor N.V.	1,747	397,844
Roper Technologies, Inc.	746	372,023
Workday, Inc. — Class A*	1,504	362,058
Electronic Arts, Inc.	1,734	349,748
Take-Two Interactive Software, Inc.*	1,278	330,184
Zscaler, Inc.*	1,079	323,333
Datadog, Inc. — Class A*	2,240	318,976
Paychex, Inc.	2,492	315,886
Microchip Technology, Inc.	3,740	240,183
Cognizant Technology Solutions Corp. — Class A	3,385	227,032
Atlassian Corp. — Class A*	1,152	183,974
ON Semiconductor Corp.*	2,834	139,745
GLOBALFOUNDRIES, Inc.*	3,846	137,841
ARM Holdings plc ADR*	947	133,991
Total Technology		65,946,049
Communications - 23.9%
Amazon.com, Inc.*	30,041	6,596,102
Meta Platforms, Inc. — Class A	6,110	4,487,062
Alphabet, Inc. — Class A	16,385	3,983,194
Alphabet, Inc. — Class C	15,295	3,725,097
Netflix, Inc.*	2,945	3,530,820
Cisco Systems, Inc.	27,443	1,877,650
T-Mobile US, Inc.	7,799	1,866,925
AppLovin Corp. — Class A*	2,132	1,531,927
Shopify, Inc. — Class A*	8,458	1,256,943
Booking Holdings, Inc.	225	1,214,836
Palo Alto Networks, Inc.*	4,636	943,982
MercadoLibre, Inc.*	351	820,266
Comcast Corp. — Class A	25,522	801,901
DoorDash, Inc. — Class A*	2,788	758,308
PDD Holdings, Inc. ADR*	4,629	611,815
Thomson Reuters Corp.	3,123	485,096
Airbnb, Inc. — Class A*	2,974	361,103
Warner Bros Discovery, Inc.*	17,157	335,076
Charter Communications, Inc. — Class A*	947	260,524
Trade Desk, Inc. — Class A*	3,089	151,392
CDW Corp.	908	144,626
Total Communications		35,744,645
Consumer, Cyclical - 7.2%
Tesla, Inc.*	10,267	4,565,940
Costco Wholesale Corp.	3,073	2,844,461
Starbucks Corp.	7,877	666,394
O’Reilly Automotive, Inc.*	5,880	633,923
Marriott International, Inc. — Class A	1,881	489,888
Fastenal Co.	7,953	390,015
PACCAR, Inc.	3,639	357,787
Ross Stores, Inc.	2,267	345,468
Copart, Inc.*	6,701	301,344
Lululemon Athletica, Inc.*	795	141,454
Total Consumer, Cyclical		10,736,674
Consumer, Non-cyclical - 7.1%
PepsiCo, Inc.	9,488	1,332,494
Intuitive Surgical, Inc.*	2,484	1,110,919
Amgen, Inc.	3,731	1,052,888
Gilead Sciences, Inc.	8,599	954,489
Automatic Data Processing, Inc.	2,807	823,855
Vertex Pharmaceuticals, Inc.*	1,777	695,944
Cintas Corp.	2,793	573,291
Mondelez International, Inc. — Class A	8,967	560,168
Monster Beverage Corp.*	6,767	455,487
PayPal Holdings, Inc.*	6,621	444,004
Regeneron Pharmaceuticals, Inc.	722	405,959
IDEXX Laboratories, Inc.*	554	353,945
AstraZeneca plc ADR	4,071	312,327
Coca-Cola Europacific Partners plc	3,175	287,052
Verisk Analytics, Inc. — Class A	968	243,462
Keurig Dr Pepper, Inc.	9,414	240,151
GE HealthCare Technologies, Inc.	3,164	237,617
Kraft Heinz Co.	8,202	213,580
Dexcom, Inc.*	2,718	182,894
Biogen, Inc.*	1,016	142,322
Total Consumer, Non-cyclical		10,622,848
Industrial - 1.3%
Honeywell International, Inc.	4,400	926,200
CSX Corp.	12,920	458,789
Axon Enterprise, Inc.*	544	390,396
Old Dominion Freight Line, Inc.	1,456	204,976
Total Industrial		1,980,361
Utilities - 1.2%
Constellation Energy Corp.	2,165	712,437
American Electric Power Company, Inc.	3,706	416,925
Xcel Energy, Inc.	4,099	330,584
Exelon Corp.	6,999	315,025
Total Utilities		1,774,971

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 86.4% (continued)
Basic Materials - 1.0%
Linde plc	3,250	$1,543,750
Energy - 0.4%
Baker Hughes Co.	6,832	332,855
Diamondback Energy, Inc.	2,006	287,059
Total Energy		619,914
Financial - 0.2%
CoStar Group, Inc.*	2,936	247,710
Total Common Stocks
(Cost $86,547,014)		129,216,922

	Face Amount
U.S. TREASURY BILLS†† - 7.4%
U.S. Treasury Bills
4.05% due 10/28/25[1,2]	$7,000,000	6,978,766
3.93% due 10/14/25[2,3]	3,465,000	3,459,946
3.88% due 12/18/25[1,2]	700,000	694,135
Total U.S. Treasury Bills
(Cost $11,132,355)		11,132,847

REPURCHASE AGREEMENTS††,4 - 5.0%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	4,353,637	4,353,637
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	3,132,727	3,132,727
Total Repurchase Agreements
(Cost $7,486,364)		7,486,364
Total Investments - 98.8%
(Cost $105,165,733)		$147,836,133
Other Assets & Liabilities, net - 1.2%		1,811,070
Total Net Assets - 100.0%		$149,647,203

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	149	Dec 2025	$74,196,040	$1,022,021

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	2,431	$59,995,999	$267,268
BNP Paribas	NASDAQ-100 Index	Pay	4.99% (Federal Funds Rate + 0.90%)	At Maturity	11/20/25	1,106	27,304,398	195,161
Barclays Bank plc	NASDAQ-100 Index	Pay	5.13% (SOFR + 1.00%)	At Maturity	11/20/25	330	8,132,109	58,129
							$95,432,506	$520,558

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$129,216,922	$—	$—	$129,216,922
U.S. Treasury Bills	—	11,132,847	—	11,132,847
Repurchase Agreements	—	7,486,364	—	7,486,364
Equity Futures Contracts**	1,022,021	—	—	1,022,021
Equity Index Swap Agreements**	—	520,558	—	520,558
Total Assets	$130,238,943	$19,139,769	$—	$149,378,712

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 82.9%
Technology - 42.3%
NVIDIA Corp.	54,535	$10,175,140
Microsoft Corp.	16,682	8,640,442
Apple, Inc.	33,305	8,480,452
Broadcom, Inc.	17,458	5,759,569
Palantir Technologies, Inc. — Class A*	12,556	2,290,465
Advanced Micro Devices, Inc.*	8,960	1,449,639
Intuit, Inc.	1,540	1,051,681
Micron Technology, Inc.	6,179	1,033,870
QUALCOMM, Inc.	5,958	991,173
Lam Research Corp.	6,988	935,693
Texas Instruments, Inc.	5,020	922,325
Applied Materials, Inc.	4,399	900,651
Adobe, Inc.*	2,342	826,140
Intel Corp.*	24,166	810,769
KLA Corp.	729	786,299
Crowdstrike Holdings, Inc. — Class A*	1,386	679,667
Analog Devices, Inc.	2,716	667,321
Cadence Design Systems, Inc.*	1,505	528,646
Synopsys, Inc.*	1,022	504,245
Strategy, Inc. — Class A*	1,456	469,138
ASML Holding N.V. — Class G	468	453,066
Marvell Technology, Inc.	4,760	400,173
Autodesk, Inc.*	1,182	375,486
Fortinet, Inc.*	4,231	355,742
NXP Semiconductor N.V.	1,392	317,000
Roper Technologies, Inc.	594	296,222
Workday, Inc. — Class A*	1,198	288,395
Electronic Arts, Inc.	1,381	278,548
Take-Two Interactive Software, Inc.*	1,019	263,269
Zscaler, Inc.*	860	257,707
Datadog, Inc. — Class A*	1,785	254,184
Paychex, Inc.	1,986	251,745
Microchip Technology, Inc.	2,980	191,376
Cognizant Technology Solutions Corp. — Class A	2,697	180,888
Atlassian Corp. — Class A*	918	146,605
ON Semiconductor Corp.*	2,258	111,342
GLOBALFOUNDRIES, Inc.*	3,064	109,814
ARM Holdings plc ADR*	754	106,684
Total Technology		52,541,571
Communications - 22.9%
Amazon.com, Inc.*	23,933	5,254,969
Meta Platforms, Inc. — Class A	4,868	3,574,962
Alphabet, Inc. — Class A	13,055	3,173,671
Alphabet, Inc. — Class C	12,186	2,967,900
Netflix, Inc.*	2,346	2,812,666
Cisco Systems, Inc.	21,865	1,496,003
T-Mobile US, Inc.	6,214	1,487,508
AppLovin Corp. — Class A*	1,699	1,220,799
Shopify, Inc. — Class A*	6,738	1,001,334
Booking Holdings, Inc.	179	966,469
Palo Alto Networks, Inc.*	3,693	751,969
MercadoLibre, Inc.*	280	654,343
Comcast Corp. — Class A	20,334	638,894
DoorDash, Inc. — Class A*	2,222	604,362
PDD Holdings, Inc. ADR*	3,688	487,443
Thomson Reuters Corp.	2,488	386,461
Airbnb, Inc. — Class A*	2,369	287,644
Warner Bros Discovery, Inc.*	13,670	266,975
Charter Communications, Inc. — Class A*	754	207,429
Trade Desk, Inc. — Class A*	2,461	120,614
CDW Corp.	724	115,319
Total Communications		28,477,734
Consumer, Cyclical - 6.9%
Tesla, Inc.*	8,180	3,637,809
Costco Wholesale Corp.	2,449	2,266,868
Starbucks Corp.	6,276	530,950
O’Reilly Automotive, Inc.*	4,685	505,090
Marriott International, Inc. — Class A	1,499	390,400
Fastenal Co.	6,337	310,766
PACCAR, Inc.	2,899	285,030
Ross Stores, Inc.	1,806	275,216
Copart, Inc.*	5,339	240,095
Lululemon Athletica, Inc.*	633	112,630
Total Consumer, Cyclical		8,554,854
Consumer, Non-cyclical - 6.8%
PepsiCo, Inc.	7,559	1,061,586
Intuitive Surgical, Inc.*	1,979	885,068
Amgen, Inc.	2,973	838,981
Gilead Sciences, Inc.	6,851	760,461
Automatic Data Processing, Inc.	2,236	656,266
Vertex Pharmaceuticals, Inc.*	1,416	554,562
Cintas Corp.	2,225	456,703
Mondelez International, Inc. — Class A	7,144	446,286
Monster Beverage Corp.*	5,391	362,868
PayPal Holdings, Inc.*	5,275	353,742
Regeneron Pharmaceuticals, Inc.	575	323,305
IDEXX Laboratories, Inc.*	442	282,390
AstraZeneca plc ADR	3,244	248,880
Coca-Cola Europacific Partners plc	2,530	228,737
Verisk Analytics, Inc. — Class A	771	193,914
Keurig Dr Pepper, Inc.	7,500	191,325
GE HealthCare Technologies, Inc.	2,521	189,327
Kraft Heinz Co.	6,535	170,171
Dexcom, Inc.*	2,165	145,683
Biogen, Inc.*	810	113,465
Total Consumer, Non-cyclical		8,463,720
Industrial - 1.3%
Honeywell International, Inc.	3,506	738,013
CSX Corp.	10,293	365,504
Axon Enterprise, Inc.*	433	310,738
Old Dominion Freight Line, Inc.	1,160	163,305
Total Industrial		1,577,560
Utilities - 1.1%
Constellation Energy Corp.	1,725	567,646
American Electric Power Company, Inc.	2,953	332,212
Xcel Energy, Inc.	3,264	263,242
Exelon Corp.	5,577	251,021
Total Utilities		1,414,121

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 82.9% (continued)
Basic Materials - 1.0%
Linde plc	2,589	$1,229,775
Energy - 0.4%
Baker Hughes Co.	5,443	265,183
Diamondback Energy, Inc.	1,598	228,674
Total Energy		493,857
Financial - 0.2%
CoStar Group, Inc.*	2,339	197,341
Total Common Stocks
(Cost $42,329,754)		102,950,533

MUTUAL FUNDS† - 14.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	909,569	9,159,355
Guggenheim Strategy Fund II1	347,696	8,650,682
Total Mutual Funds
(Cost $17,605,877)		17,810,037

	Face Amount
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	$851,000	849,759
3.88% due 12/18/25[3,4]	100,000	99,162
Total U.S. Treasury Bills
(Cost $948,909)		948,921

REPURCHASE AGREEMENTS††,5 - 1.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	1,394,084	1,394,084
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,003,134	1,003,134
Total Repurchase Agreements
(Cost $2,397,218)		2,397,218
Total Investments - 99.9%
(Cost $63,281,758)		$124,106,709
Other Assets & Liabilities, net - 0.1%		123,003
Total Net Assets - 100.0%		$124,229,712

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	28	Dec 2025	$13,942,880	$192,896

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	4.99% (Federal Funds Rate + 0.90%)	At Maturity	11/20/25	97	$2,384,043	$17,059
Goldman Sachs International	NASDAQ-100 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	156	3,860,725	14,897
Barclays Bank plc	NASDAQ-100 Index	Pay	5.13% (SOFR + 1.00%)	At Maturity	11/20/25	48	1,183,018	8,465
							$7,427,786	$40,421

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[5]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$102,950,533	$—	$—	$102,950,533
Mutual Funds	17,810,037	—	—	17,810,037
U.S. Treasury Bills	—	948,921	—	948,921
Repurchase Agreements	—	2,397,218	—	2,397,218
Equity Futures Contracts**	192,896	—	—	192,896
Equity Index Swap Agreements**	—	40,421	—	40,421
Total Assets	$120,953,466	$3,386,560	$—	$124,340,026

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,640,252	$–	$–	$–	$10,430	$8,650,682	347,696	$346,590
Guggenheim Ultra Short Duration Fund — Institutional Class	9,104,781	–	–	–	54,574	9,159,355	909,569	301,284
	$17,745,033	$–	$–	$–	$65,004	$17,810,037		$647,874

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 76.2%
Technology - 25.2%
NVIDIA Corp.	13,109	$2,445,877
Microsoft Corp.	3,994	2,068,692
Apple, Inc.	7,973	2,030,165
Broadcom, Inc.	2,527	833,683
Oracle Corp.	890	250,304
Palantir Technologies, Inc. — Class A*	1,222	222,917
Advanced Micro Devices, Inc.*	872	141,081
International Business Machines Corp.	500	141,080
Salesforce, Inc.	514	121,818
ServiceNow, Inc.*	112	103,071
Intuit, Inc.	150	102,436
Micron Technology, Inc.	601	100,559
QUALCOMM, Inc.	579	96,322
Lam Research Corp.	680	91,052
Texas Instruments, Inc.	488	89,660
Applied Materials, Inc.	431	88,243
Accenture plc — Class A	335	82,611
Adobe, Inc.*	228	80,427
Intel Corp.*	2,352	78,910
KLA Corp.	71	76,581
Crowdstrike Holdings, Inc. — Class A*	134	65,711
Analog Devices, Inc.	267	65,602
Cadence Design Systems, Inc.*	146	51,284
Synopsys, Inc.*	99	48,846
Fiserv, Inc.*	292	37,648
Autodesk, Inc.*	115	36,532
NXP Semiconductor N.V.	135	30,744
Fortinet, Inc.*	350	29,428
Roper Technologies, Inc.	58	28,924
Workday, Inc. — Class A*	116	27,925
Seagate Technology Holdings plc	114	26,911
Datadog, Inc. — Class A*	174	24,778
Electronic Arts, Inc.	121	24,406
Take-Two Interactive Software, Inc.*	93	24,027
Monolithic Power Systems, Inc.	26	23,937
MSCI, Inc. — Class A	42	23,831
Dell Technologies, Inc. — Class C	163	23,108
Western Digital Corp.	186	22,331
Paychex, Inc.	174	22,056
Fair Isaac Corp.*	13	19,455
Microchip Technology, Inc.	290	18,624
Fidelity National Information Services, Inc.	281	18,529
Cognizant Technology Solutions Corp. — Class A	262	17,572
Hewlett Packard Enterprise Co.	705	17,315
Broadridge Financial Solutions, Inc.	63	15,005
HP, Inc.	505	13,751
Leidos Holdings, Inc.	69	13,038
PTC, Inc.*	64	12,993
Super Micro Computer, Inc.*	269	12,896
NetApp, Inc.	108	12,794
Tyler Technologies, Inc.*	23	12,033
Teradyne, Inc.	85	11,699
ON Semiconductor Corp.*	220	10,848
Gartner, Inc.*	41	10,778
Zebra Technologies Corp. — Class A*	27	8,023
Skyworks Solutions, Inc.	80	6,158
Dayforce, Inc.*	86	5,925
Akamai Technologies, Inc.*	77	5,833
Jack Henry & Associates, Inc.	39	5,808
Paycom Software, Inc.	27	5,620
EPAM Systems, Inc.*	30	4,524
Total Technology		10,142,739
Communications - 12.7%
Amazon.com, Inc.*	5,213	1,144,618
Meta Platforms, Inc. — Class A	1,165	855,553
Alphabet, Inc. — Class A	3,125	759,687
Alphabet, Inc. — Class C	2,509	611,067
Netflix, Inc.*	228	273,354
Cisco Systems, Inc.	2,128	145,598
Walt Disney Co.	966	110,607
Uber Technologies, Inc.*	1,120	109,726
AT&T, Inc.	3,842	108,498
AppLovin Corp. — Class A*	145	104,188
Verizon Communications, Inc.	2,265	99,547
Booking Holdings, Inc.	17	91,788
Arista Networks, Inc.*	554	80,723
Palo Alto Networks, Inc.*	359	73,100
T-Mobile US, Inc.	260	62,239
Comcast Corp. — Class A	1,979	62,180
Robinhood Markets, Inc. — Class A*	416	59,563
DoorDash, Inc. — Class A*	199	54,126
Motorola Solutions, Inc.	90	41,156
Corning, Inc.	419	34,370
Airbnb, Inc. — Class A*	231	28,048
Warner Bros Discovery, Inc.*	1,330	25,975
eBay, Inc.	246	22,374
Charter Communications, Inc. — Class A*	50	13,755
Expedia Group, Inc.	64	13,680
VeriSign, Inc.	45	12,581
Trade Desk, Inc. — Class A*	239	11,714
CDW Corp.	70	11,150
GoDaddy, Inc. — Class A*	74	10,125
F5, Inc.*	31	10,019
Gen Digital, Inc.	301	8,545
Omnicom Group, Inc.	104	8,479
Fox Corp. — Class A	113	7,126
News Corp. — Class A	202	6,203
FactSet Research Systems, Inc.	20	5,730
Interpublic Group of Companies, Inc.	197	5,498
Fox Corp. — Class B	80	4,583
Match Group, Inc.	129	4,556
Paramount Skydance Corp. — Class B	166	3,141
News Corp. — Class B	67	2,315
Total Communications		5,097,285
Financial - 10.9%
Berkshire Hathaway, Inc. — Class B*	985	495,199
JPMorgan Chase & Co.	1,477	465,890

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 76.2% (continued)
Financial - 10.9% (continued)
Visa, Inc. — Class A	913	$311,680
Mastercard, Inc. — Class A	444	252,552
Bank of America Corp.	3,661	188,871
Wells Fargo & Co.	1,721	144,254
Goldman Sachs Group, Inc.	163	129,805
Morgan Stanley	652	103,642
Citigroup, Inc.	989	100,383
American Express Co.	292	96,991
Blackrock, Inc.	77	89,772
Charles Schwab Corp.	917	87,546
Progressive Corp.	315	77,789
Capital One Financial Corp.	344	73,127
Blackstone, Inc. — Class A	396	67,657
Welltower, Inc. REIT	359	63,952
Prologis, Inc. REIT	499	57,145
Chubb Ltd.	199	56,168
Marsh & McLennan Companies, Inc.	264	53,204
CME Group, Inc. — Class A	194	52,417
Intercontinental Exchange, Inc.	308	51,892
American Tower Corp. — Class A REIT	252	48,465
KKR & Company, Inc. — Class A	369	47,951
Arthur J Gallagher & Co.	138	42,744
PNC Financial Services Group, Inc.	212	42,597
Equinix, Inc. REIT	53	41,512
Aon plc — Class A	116	41,363
Bank of New York Mellon Corp.	379	41,296
Coinbase Global, Inc. — Class A*	122	41,174
U.S. Bancorp	836	40,404
Travelers Companies, Inc.	121	33,786
Apollo Global Management, Inc.	247	32,918
Simon Property Group, Inc. REIT	175	32,842
Truist Financial Corp.	693	31,684
Allstate Corp.	142	30,480
Realty Income Corp. REIT	491	29,848
Digital Realty Trust, Inc. REIT	172	29,735
Aflac, Inc.	259	28,930
Ameriprise Financial, Inc.	51	25,054
CBRE Group, Inc. — Class A*	157	24,737
MetLife, Inc.	300	24,711
Public Storage REIT	85	24,552
American International Group, Inc.	298	23,405
Crown Castle, Inc. REIT	234	22,579
Nasdaq, Inc.	244	21,582
Hartford Insurance Group, Inc.	151	20,142
Prudential Financial, Inc.	189	19,607
CoStar Group, Inc.*	228	19,236
VICI Properties, Inc. REIT	573	18,686
Arch Capital Group Ltd.	200	18,146
Willis Towers Watson plc	52	17,963
State Street Corp.	152	17,634
Ventas, Inc. REIT	244	17,078
M&T Bank Corp.	84	16,600
Interactive Brokers Group, Inc. — Class A	239	16,445
Raymond James Financial, Inc.	95	16,397
Iron Mountain, Inc. REIT	159	16,208
Extra Space Storage, Inc. REIT	114	16,067
Fifth Third Bancorp	356	15,860
Brown & Brown, Inc.	157	14,725
AvalonBay Communities, Inc. REIT	76	14,681
Synchrony Financial	200	14,210
Northern Trust Corp.	103	13,864
Cboe Global Markets, Inc.	56	13,734
Huntington Bancshares, Inc.	788	13,609
Cincinnati Financial Corp.	84	13,281
Regions Financial Corp.	479	12,631
W R Berkley Corp.	161	12,336
Citizens Financial Group, Inc.	232	12,333
T. Rowe Price Group, Inc.	118	12,111
Equity Residential REIT	187	12,105
SBA Communications Corp. REIT	58	11,214
Weyerhaeuser Co. REIT	388	9,619
Essex Property Trust, Inc. REIT	35	9,368
KeyCorp	501	9,364
Loews Corp.	91	9,136
Principal Financial Group, Inc.	109	9,037
Invitation Homes, Inc. REIT	303	8,887
Mid-America Apartment Communities, Inc. REIT	63	8,803
Everest Group Ltd.	23	8,055
Kimco Realty Corp. REIT	364	7,953
Healthpeak Properties, Inc. REIT	373	7,143
Alexandria Real Estate Equities, Inc. REIT	84	7,001
Regency Centers Corp. REIT	88	6,415
Globe Life, Inc.	44	6,291
Camden Property Trust REIT	57	6,086
UDR, Inc. REIT	162	6,036
BXP, Inc. REIT	79	5,873
Host Hotels & Resorts, Inc. REIT	344	5,855
Assurant, Inc.	27	5,848
Invesco Ltd.	240	5,506
Erie Indemnity Co. — Class A	14	4,454
Federal Realty Investment Trust REIT	42	4,255
Franklin Resources, Inc.	165	3,816
Total Financial		4,395,989
Consumer, Non-cyclical - 10.3%
Eli Lilly & Co.	427	325,801
Johnson & Johnson	1,294	239,934
AbbVie, Inc.	949	219,732
Procter & Gamble Co.	1,259	193,446
UnitedHealth Group, Inc.	487	168,161
Coca-Cola Co.	2,081	138,012
Philip Morris International, Inc.	836	135,599
Abbott Laboratories	935	125,234
Merck & Company, Inc.	1,342	112,634
PepsiCo, Inc.	736	103,364
Thermo Fisher Scientific, Inc.	203	98,459
Intuitive Surgical, Inc.*	193	86,315
S&P Global, Inc.	168	81,767
Amgen, Inc.	289	81,556
Pfizer, Inc.	3,055	77,841
Boston Scientific Corp.*	796	77,713
Gilead Sciences, Inc.	667	74,037
Stryker Corp.	185	68,389

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 76.2% (continued)
Consumer, Non-cyclical - 10.3% (continued)
Danaher Corp.	342	$67,805
Medtronic plc	688	65,525
Automatic Data Processing, Inc.	218	63,983
Altria Group, Inc.	903	59,652
Vertex Pharmaceuticals, Inc.*	138	54,046
McKesson Corp.	67	51,760
CVS Health Corp.	681	51,341
Bristol-Myers Squibb Co.	1,094	49,339
Mondelez International, Inc. — Class A	695	43,417
Cigna Group	143	41,220
Moody’s Corp.	83	39,548
Elevance Health, Inc.	121	39,097
Cintas Corp.	184	37,768
HCA Healthcare, Inc.	88	37,506
Zoetis, Inc.	238	34,824
Colgate-Palmolive Co.	434	34,694
PayPal Holdings, Inc.*	513	34,402
United Rentals, Inc.	35	33,413
Quanta Services, Inc.	80	33,154
Cencora, Inc. — Class A	104	32,503
Regeneron Pharmaceuticals, Inc.	55	30,925
Becton Dickinson & Co.	154	28,824
IDEXX Laboratories, Inc.*	43	27,472
Monster Beverage Corp.*	383	25,780
Corteva, Inc.	365	24,685
Edwards Lifesciences Corp.*	315	24,498
Kimberly-Clark Corp.	178	22,132
Kroger Co.	327	22,043
ResMed, Inc.	79	21,625
Block, Inc. — Class A*	295	21,320
Sysco Corp.	257	21,161
Cardinal Health, Inc.	128	20,091
Agilent Technologies, Inc.	153	19,638
Verisk Analytics, Inc. — Class A	75	18,863
Keurig Dr Pepper, Inc.	730	18,622
GE HealthCare Technologies, Inc.	245	18,399
IQVIA Holdings, Inc.*	91	17,285
Equifax, Inc.	67	17,187
Humana, Inc.	65	16,911
Kenvue, Inc.	1,031	16,733
Archer-Daniels-Midland Co.	258	15,413
Hershey Co.	80	14,964
General Mills, Inc.	287	14,471
Dexcom, Inc.*	211	14,198
STERIS plc	53	13,114
Labcorp Holdings, Inc.	45	12,918
Kraft Heinz Co.	458	11,926
Kellanova	144	11,811
Insulet Corp.*	38	11,732
Church & Dwight Company, Inc.	131	11,480
Quest Diagnostics, Inc.	60	11,435
Estee Lauder Companies, Inc. — Class A	126	11,103
Biogen, Inc.*	79	11,066
Corpay, Inc.*	38	10,946
Global Payments, Inc.	130	10,800
Zimmer Biomet Holdings, Inc.	106	10,441
Constellation Brands, Inc. — Class A	77	10,369
West Pharmaceutical Services, Inc.	39	10,231
Waters Corp.*	32	9,594
McCormick & Company, Inc.	136	9,100
Centene Corp.*	251	8,956
Rollins, Inc.	151	8,870
Tyson Foods, Inc. — Class A	154	8,362
Clorox Co.	66	8,138
Hologic, Inc.*	120	8,099
Incyte Corp.*	88	7,463
Cooper Companies, Inc.*	107	7,336
Avery Dennison Corp.	42	6,811
Baxter International, Inc.	276	6,285
Viatris, Inc.	626	6,197
J M Smucker Co.	57	6,190
Universal Health Services, Inc. — Class B	30	6,133
Bunge Global S.A.	75	6,094
Solventum Corp.*	79	5,767
Molina Healthcare, Inc.*	29	5,549
Revvity, Inc.	62	5,434
Moderna, Inc.*	186	4,805
Conagra Brands, Inc.	257	4,706
Bio-Techne Corp.	84	4,673
Align Technology, Inc.*	36	4,508
Lamb Weston Holdings, Inc.	75	4,356
Molson Coors Beverage Co. — Class B	91	4,118
Charles River Laboratories International, Inc.*	26	4,068
Hormel Foods Corp.	157	3,884
Henry Schein, Inc.*	55	3,650
The Campbell’s Co.	106	3,347
Brown-Forman Corp. — Class B	95	2,573
DaVita, Inc.*	19	2,524
Total Consumer, Non-cyclical		4,143,193
Consumer, Cyclical - 6.4%
Tesla, Inc.*	1,508	670,638
Walmart, Inc.	2,358	243,015
Costco Wholesale Corp.	238	220,300
Home Depot, Inc.	535	216,777
McDonald’s Corp.	383	116,390
TJX Companies, Inc.	599	86,579
Lowe’s Companies, Inc.	301	75,644
Starbucks Corp.	611	51,691
O’Reilly Automotive, Inc.*	456	49,161
NIKE, Inc. — Class B	638	44,488
Royal Caribbean Cruises Ltd.	136	44,007
AutoZone, Inc.*	9	38,612
Hilton Worldwide Holdings, Inc.	126	32,690
Marriott International, Inc. — Class A	121	31,513
Cummins, Inc.	74	31,255
General Motors Co.	512	31,217
Fastenal Co.	617	30,258
Chipotle Mexican Grill, Inc. — Class A*	720	28,217
PACCAR, Inc.	282	27,726
Ross Stores, Inc.	176	26,821

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 76.2% (continued)
Consumer, Cyclical - 6.4% (continued)
DR Horton, Inc.	149	$25,251
Ford Motor Co.	2,100	25,116
WW Grainger, Inc.	24	22,871
Yum! Brands, Inc.	149	22,648
Target Corp.	244	21,887
Copart, Inc.*	478	21,496
Delta Air Lines, Inc.	348	19,749
Carnival Corp.*	583	16,854
United Airlines Holdings, Inc.*	174	16,791
Tractor Supply Co.	285	16,208
NVR, Inc.*	2	16,069
Lennar Corp. — Class A	122	15,377
PulteGroup, Inc.	106	14,006
Live Nation Entertainment, Inc.*	85	13,889
Ulta Beauty, Inc.*	24	13,122
Williams-Sonoma, Inc.	66	12,900
Tapestry, Inc.	112	12,681
Dollar General Corp.	118	12,195
Darden Restaurants, Inc.	63	11,993
Lululemon Athletica, Inc.*	59	10,498
Genuine Parts Co.	75	10,395
Aptiv plc*	117	10,088
Dollar Tree, Inc.*	104	9,814
Southwest Airlines Co.	282	8,999
Las Vegas Sands Corp.	166	8,929
Deckers Outdoor Corp.*	80	8,109
Best Buy Company, Inc.	106	8,016
TKO Group Holdings, Inc.	37	7,472
Domino’s Pizza, Inc.	17	7,339
Ralph Lauren Corp. — Class A	21	6,585
Norwegian Cruise Line Holdings Ltd.*	243	5,985
Wynn Resorts Ltd.	45	5,772
Pool Corp.	18	5,581
Hasbro, Inc.	72	5,461
LKQ Corp.	138	4,214
MGM Resorts International*	110	3,813
CarMax, Inc.*	81	3,634
Total Consumer, Cyclical		2,558,806
Industrial - 5.6%
General Electric Co.	570	171,467
RTX Corp.	719	120,310
Caterpillar, Inc.	252	120,242
GE Vernova, Inc.	146	89,775
Boeing Co.*	406	87,627
Amphenol Corp. — Class A	656	81,180
Eaton Corporation plc	209	78,218
Union Pacific Corp.	319	75,402
Honeywell International, Inc.	341	71,781
Deere & Co.	135	61,730
Lockheed Martin Corp.	110	54,913
Parker-Hannifin Corp.	69	52,312
Trane Technologies plc	120	50,635
General Dynamics Corp.	136	46,376
3M Co.	286	44,382
Waste Management, Inc.	199	43,945
Northrop Grumman Corp.	72	43,871
Howmet Aerospace, Inc.	217	42,582
Emerson Electric Co.	302	39,616
TransDigm Group, Inc.	30	39,541
Johnson Controls International plc	352	38,702
Illinois Tool Works, Inc.	143	37,289
Norfolk Southern Corp.	121	36,350
CSX Corp.	1,002	35,581
TE Connectivity plc	159	34,905
United Parcel Service, Inc. — Class B	395	32,994
L3Harris Technologies, Inc.	101	30,847
Axon Enterprise, Inc.*	42	30,141
FedEx Corp.	117	27,590
Carrier Global Corp.	430	25,671
Republic Services, Inc. — Class A	109	25,014
AMETEK, Inc.	124	23,312
Vulcan Materials Co.	71	21,841
Garmin Ltd.	88	21,667
Rockwell Automation, Inc.	60	20,972
Martin Marietta Materials, Inc.	32	20,169
Xylem, Inc.	131	19,323
Otis Worldwide Corp.	211	19,292
Westinghouse Air Brake Technologies Corp.	92	18,443
Keysight Technologies, Inc.*	92	16,093
Ingersoll Rand, Inc.	194	16,028
EMCOR Group, Inc.	24	15,589
Teledyne Technologies, Inc.*	25	14,651
Veralto Corp.	133	14,179
Old Dominion Freight Line, Inc.	99	13,937
Mettler-Toledo International, Inc.*	11	13,504
Jabil, Inc.	58	12,596
Hubbell, Inc.	29	12,479
Dover Corp.	74	12,345
Smurfit WestRock plc	281	11,962
Packaging Corporation of America	48	10,461
Trimble, Inc.*	128	10,451
Amcor plc	1,239	10,135
Pentair plc	88	9,747
Snap-on, Inc.	28	9,703
Jacobs Solutions, Inc.	64	9,591
Lennox International, Inc.	17	8,999
Expeditors International of Washington, Inc.	73	8,949
Fortive Corp.	182	8,916
CH Robinson Worldwide, Inc.	63	8,341
Allegion plc	46	8,158
Textron, Inc.	96	8,111
Masco Corp.	112	7,884
Ball Corp.	146	7,361
Builders FirstSource, Inc.*	59	7,154
Nordson Corp.	29	6,582
IDEX Corp.	40	6,510
Stanley Black & Decker, Inc.	83	6,169
Huntington Ingalls Industries, Inc.	21	6,046
J.B. Hunt Transport Services, Inc.	41	5,501
Generac Holdings, Inc.*	32	5,357
A O Smith Corp.	61	4,478

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 76.2% (continued)
Industrial - 5.6% (continued)
Mohawk Industries, Inc.*	28	$3,610
Total Industrial		2,267,585
Energy - 2.2%
Exxon Mobil Corp.	2,291	258,310
Chevron Corp.	1,034	160,570
ConocoPhillips	671	63,470
Williams Companies, Inc.	656	41,557
EOG Resources, Inc.	293	32,851
Marathon Petroleum Corp.	163	31,417
Kinder Morgan, Inc.	1,051	29,754
Phillips 66	217	29,516
Valero Energy Corp.	167	28,433
Schlumberger N.V.	802	27,565
Baker Hughes Co.	530	25,821
ONEOK, Inc.	338	24,664
Targa Resources Corp.	116	19,435
Occidental Petroleum Corp.	386	18,239
Equities Corp.	335	18,234
Diamondback Energy, Inc.	101	14,453
Expand Energy Corp.	128	13,599
First Solar, Inc.*	58	12,791
Devon Energy Corp.	341	11,955
Halliburton Co.	458	11,267
Coterra Energy, Inc. — Class A	410	9,697
Texas Pacific Land Corp.	10	9,336
APA Corp.	192	4,662
Total Energy		897,596
Utilities - 1.8%
NextEra Energy, Inc.	1,106	83,492
Southern Co.	591	56,009
Constellation Energy Corp.	168	55,284
Duke Energy Corp.	418	51,728
Vistra Corp.	171	33,502
American Electric Power Company, Inc.	287	32,287
Sempra	351	31,583
Dominion Energy, Inc.	459	28,077
Xcel Energy, Inc.	318	25,647
Exelon Corp.	543	24,440
Public Service Enterprise Group, Inc.	268	22,367
Entergy Corp.	240	22,366
WEC Energy Group, Inc.	173	19,824
Consolidated Edison, Inc.	194	19,501
PG&E Corp.	1,181	17,809
NRG Energy, Inc.	104	16,843
DTE Energy Co.	112	15,840
Ameren Corp.	145	15,135
PPL Corp.	397	14,753
Atmos Energy Corp.	86	14,684
American Water Works Company, Inc.	105	14,615
Eversource Energy	199	14,157
CenterPoint Energy, Inc.	351	13,619
FirstEnergy Corp.	279	12,784
CMS Energy Corp.	161	11,795
Edison International	207	11,443
NiSource, Inc.	253	10,955
Evergy, Inc.	124	9,426
Alliant Energy Corp.	138	9,303
Pinnacle West Capital Corp.	64	5,738
AES Corp.	383	5,040
Total Utilities		720,046
Basic Materials - 1.1%
Linde plc	252	119,700
Newmont Corp.	590	49,743
Sherwin-Williams Co.	125	43,283
Ecolab, Inc.	137	37,519
Air Products and Chemicals, Inc.	120	32,726
Freeport-McMoRan, Inc.	771	30,238
DuPont de Nemours, Inc.	225	17,527
Nucor Corp.	123	16,658
International Paper Co.	284	13,178
PPG Industries, Inc.	121	12,718
Steel Dynamics, Inc.	74	10,318
Dow, Inc.	381	8,736
International Flavors & Fragrances, Inc.	138	8,493
CF Industries Holdings, Inc.	87	7,804
LyondellBasell Industries N.V. — Class A	138	6,768
Mosaic Co.	171	5,930
Albemarle Corp.	63	5,108
Eastman Chemical Co.	62	3,909
Total Basic Materials		430,356
Total Common Stocks
(Cost $19,654,259)		30,653,595

MUTUAL FUNDS† - 9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	202,415	2,038,318
Guggenheim Strategy Fund II1	78,932	1,963,817
Total Mutual Funds
(Cost $3,941,469)		4,002,135

	Face Amount
U.S. TREASURY BILLS†† - 2.1%
U.S. Treasury Bills
3.88% due 12/18/25[2,3]	$650,000	644,554
3.93% due 10/14/25[3,4]	189,000	188,725
Total U.S. Treasury Bills
(Cost $833,254)		833,279

REPURCHASE AGREEMENTS††,5 - 2.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	569,262	569,262
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	409,622	409,622
Total Repurchase Agreements
(Cost $978,884)		978,884
Total Investments - 90.6%
(Cost $25,407,866)		$36,467,893
Other Assets & Liabilities, net - 9.4%		3,786,111
Total Net Assets - 100.0%		$40,254,004

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	19	Dec 2025	$6,400,150	$24,625

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.03% (SOFR + 0.90%)	At Maturity	11/20/25	1,063	$7,106,755	$53,644
BNP Paribas	S&P 500 Index	Pay	4.94% (Federal Funds Rate + 0.85%)	At Maturity	11/20/25	753	5,037,097	38,029
Goldman Sachs International	S&P 500 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	1,667	11,146,758	31,570
							$23,290,610	$123,243

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,653,595	$—	$—	$30,653,595
Mutual Funds	4,002,135	—	—	4,002,135
U.S. Treasury Bills	—	833,279	—	833,279
Repurchase Agreements	—	978,884	—	978,884
Equity Futures Contracts**	24,625	—	—	24,625
Equity Index Swap Agreements**	—	123,243	—	123,243
Total Assets	$34,680,355	$1,935,406	$—	$36,615,761

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,961,449	$–	$–	$–	$2,368	$1,963,817	78,932	$78,680
Guggenheim Ultra Short Duration Fund — Institutional Class	2,026,173	–	–	–	12,145	2,038,318	202,415	67,048
	$3,987,622	$–	$–	$–	$14,513	$4,002,135		$145,728

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Mining - 99.6%
Newmont Corp.	36,964	$3,116,435
Agnico Eagle Mines Ltd.	18,096	3,050,262
Barrick Mining Corp.	76,237	2,498,286
Wheaton Precious Metals Corp.	20,450	2,287,128
Freeport-McMoRan, Inc.	55,343	2,170,552
Franco-Nevada Corp.	7,648	1,704,816
Gold Fields Ltd. ADR	39,594	1,661,364
Anglogold Ashanti plc	22,938	1,613,230
Kinross Gold Corp.	64,671	1,607,074
Pan American Silver Corp.	33,669	1,303,996
Alamos Gold, Inc. — Class A	35,906	1,251,683
Royal Gold, Inc.	5,863	1,176,001
Coeur Mining, Inc.*	61,636	1,156,291
OR Royalties, Inc.	22,765	912,421
IAMGOLD Corp.*	70,389	910,130
Harmony Gold Mining Company Ltd. ADR	49,939	906,393
Hecla Mining Co.	74,727	904,197
Equinox Gold Corp.*	80,377	901,830
First Majestic Silver Corp.	65,013	799,010
Sibanye Stillwater Ltd. ADR*	69,856	785,181
Eldorado Gold Corp.*	26,687	770,987
New Gold, Inc.*	105,620	758,352
SSR Mining, Inc.*	29,115	710,988
Sandstorm Gold Ltd.	49,459	619,227
Novagold Resources, Inc.*	63,400	557,920
B2Gold Corp.	111,328	551,074
Seabridge Gold, Inc.*	21,922	529,416
Fortuna Mining Corp.*	58,318	522,529
Centerra Gold, Inc.	46,621	500,243
Orla Mining Ltd.*	45,965	496,422
Endeavour Silver Corp.*	62,882	492,995
Perpetua Resources Corp.*	20,891	422,625
McEwen, Inc.*	17,542	299,968
Silvercorp Metals, Inc.	47,384	299,467
Total Mining		38,248,493
Total Common Stocks
(Cost $10,624,595)		38,248,493

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$150,636	150,636
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	108,393	108,393
Total Repurchase Agreements
(Cost $259,029)		259,029
Total Investments - 100.3%
(Cost $10,883,624)		$38,507,522
Other Assets & Liabilities, net - (0.3)%		(118,432)
Total Net Assets - 100.0%		$38,389,090

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,248,493	$—	$—	$38,248,493
Repurchase Agreements	—	259,029	—	259,029
Total Assets	$38,248,493	$259,029	$—	$38,507,522

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 98.7%
REITs - 87.6%
REITs-Diversified - 20.0%
American Tower Corp. — Class A	633	$121,739
Digital Realty Trust, Inc.	582	100,616
Crown Castle, Inc.	875	84,429
Equinix, Inc.	99	77,541
VICI Properties, Inc.	2,340	76,307
SBA Communications Corp.	297	57,425
Weyerhaeuser Co.	2,149	53,274
WP Carey, Inc.	728	49,191
Gaming and Leisure Properties, Inc.	975	45,445
Lamar Advertising Co. — Class A	294	35,991
EPR Properties	467	27,091
Broadstone Net Lease, Inc.	1,291	23,070
PotlatchDeltic Corp.	542	22,086
Outfront Media, Inc.	1,182	21,654
Total REITs-Diversified		795,859
REITs-Health Care - 12.9%
Welltower, Inc.	823	146,609
Ventas, Inc.	1,053	73,699
Alexandria Real Estate Equities, Inc.	584	48,671
Healthpeak Properties, Inc.	2,539	48,622
Omega Healthcare Investors, Inc.	1,093	46,146
CareTrust REIT, Inc.	1,041	36,102
American Healthcare REIT, Inc.	828	34,784
Healthcare Realty Trust, Inc.	1,801	32,472
Sabra Health Care REIT, Inc.	1,444	26,916
Medical Properties Trust, Inc.	3,421	17,344
Total REITs-Health Care		511,365
REITs-Apartments - 10.6%
AvalonBay Communities, Inc.	347	67,030
Equity Residential	965	62,464
Invitation Homes, Inc.	1,771	51,943
Mid-America Apartment Communities, Inc.	368	51,421
UDR, Inc.	1,192	44,414
Camden Property Trust	400	42,712
American Homes 4 Rent — Class A	1,246	41,429
Essex Property Trust, Inc.	139	37,205
Independence Realty Trust, Inc.	1,480	24,257
Total REITs-Apartments		422,875
REITs-Warehouse/Industries - 9.2%
Prologis, Inc.	1,164	133,301
Rexford Industrial Realty, Inc.	951	39,096
EastGroup Properties, Inc.	197	33,344
First Industrial Realty Trust, Inc.	644	33,147
STAG Industrial, Inc.	937	33,067
Terreno Realty Corp.	537	30,475
Americold Realty Trust, Inc.	1,864	22,815
LXP Industrial Trust	2,278	20,411
Lineage, Inc.	511	19,745
Total REITs-Warehouse/Industries		365,401
REITs-Storage - 7.3%
Public Storage	299	86,366
Iron Mountain, Inc.	706	71,970
Extra Space Storage, Inc.	486	68,497
CubeSmart	954	38,790
National Storage Affiliates Trust	787	23,783
Total REITs-Storage		289,406
REITs-Shopping Centers - 6.9%
Kimco Realty Corp.	2,238	48,900
Regency Centers Corp.	662	48,260
Federal Realty Investment Trust	376	38,093
Brixmor Property Group, Inc.	1,353	37,451
Kite Realty Group Trust	1,277	28,477
Phillips Edison & Company, Inc.	808	27,739
Acadia Realty Trust	1,049	21,137
Urban Edge Properties	1,002	20,511
SITE Centers Corp.	958	8,632
Total REITs-Shopping Centers		279,200
REITs-Office Property - 5.6%
BXP, Inc.	584	43,415
Vornado Realty Trust	828	33,559
Kilroy Realty Corp.	674	28,476
Cousins Properties, Inc.	973	28,159
SL Green Realty Corp.	428	25,599
Highwoods Properties, Inc.	744	23,674
COPT Defense Properties	792	23,015
Douglas Emmett, Inc.	1,269	19,758
Total REITs-Office Property		225,655
REITs-Single Tenant - 5.0%
Realty Income Corp.	1,598	97,142
NNN REIT, Inc.	852	36,270
Agree Realty Corp.	496	35,236
Essential Properties Realty Trust, Inc.	1,057	31,456
Total REITs-Single Tenant		200,104
REITs-Hotels - 3.9%
Host Hotels & Resorts, Inc.	2,550	43,401
Ryman Hospitality Properties, Inc.	318	28,490
Apple Hospitality REIT, Inc.	1,675	20,117
Sunstone Hotel Investors, Inc.	1,832	17,166
Park Hotels & Resorts, Inc.	1,547	17,141
DiamondRock Hospitality Co.	2,011	16,008
Pebblebrook Hotel Trust	1,275	14,522
Total REITs-Hotels		156,845
REITs-Regional Malls - 3.8%
Simon Property Group, Inc.	532	99,840
Macerich Co.	1,519	27,646
Tanger, Inc.	733	24,805
Total REITs-Regional Malls		152,291
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	396	51,084
Equity LifeStyle Properties, Inc.	692	42,004
Total REITs-Manufactured Homes		93,088
Total REITs		3,492,089
Real Estate - 7.1%
Real Estate Management/Services - 7.1%
CBRE Group, Inc. — Class A*	545	85,870
CoStar Group, Inc.*	902	76,102
Jones Lang LaSalle, Inc.*	119	35,495
Newmark Group, Inc. — Class A	1,407	26,241

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Real Estate - 7.1% (continued)
Real Estate Management/Services - 7.1% (continued)
Compass, Inc. — Class A*	3,041	$24,419
Cushman & Wakefield plc*	1,505	23,960
eXp World Holdings, Inc.	1,109	11,822
Total Real Estate Management/Services		283,909
Total Real Estate		283,909
Diversified Financial Services - 2.0%
Finance-Mtge Loan/Banker - 2.0%
Rocket Companies, Inc. — Class A	4,014	77,791
Internet - 1.7%
E-Commerce/Services - 1.7%
Zillow Group, Inc. — Class C*	645	49,697
Opendoor Technologies, Inc.*	2,380	18,969
Total E-Commerce/Services		68,666
Total Internet		68,666
Engineering & Construction - 0.3%
Building-Heavy Construct - 0.3%
Uniti Group, Inc.*	2,355	14,413
Total Common Stocks
(Cost $1,871,469)		3,936,868

	Face Amount
REPURCHASE AGREEMENTS††,1- 0.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$15,448	15,448
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	11,116	11,116
Total Repurchase Agreements
(Cost $26,564)		26,564
Total Investments - 99.4%
(Cost $1,898,033)		$3,963,432
Other Assets & Liabilities, net - 0.6%		22,205
Total Net Assets - 100.0%		$3,985,637

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,936,868	$—	$—	$3,936,868
Repurchase Agreements	—	26,564	—	26,564
Total Assets	$3,936,868	$26,564	$—	$3,963,432

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 66.5%
TJX Companies, Inc.	760	$109,850
Walmart, Inc.	1,044	107,595
Costco Wholesale Corp.	110	101,819
Home Depot, Inc.	247	100,082
Lowe’s Companies, Inc.	385	96,754
O’Reilly Automotive, Inc.*	750	80,858
Carvana Co.*	203	76,580
Ross Stores, Inc.	392	59,737
Target Corp.	602	53,999
Tractor Supply Co.	795	45,212
Ulta Beauty, Inc.*	79	43,193
AutoZone, Inc.*	10	42,902
Dollar General Corp.	395	40,823
Williams-Sonoma, Inc.	208	40,654
Genuine Parts Co.	265	36,729
Dick’s Sporting Goods, Inc.	165	36,666
Dollar Tree, Inc.*	375	35,389
Burlington Stores, Inc.*	129	32,830
Best Buy Company, Inc.	422	31,912
GameStop Corp. — Class A*	1,092	29,790
BJ’s Wholesale Club Holdings, Inc.*	313	29,187
Five Below, Inc.*	165	25,525
Ollie’s Bargain Outlet Holdings, Inc.*	184	23,626
AutoNation, Inc.*	106	23,190
Floor & Decor Holdings, Inc. — Class A*	287	21,152
Bath & Body Works, Inc.	740	19,062
CarMax, Inc.*	417	18,711
Gap, Inc.	859	18,374
Macy’s, Inc.	1,023	18,342
Urban Outfitters, Inc.*	255	18,215
Boot Barn Holdings, Inc.*	108	17,898
Signet Jewelers Ltd.	175	16,786
Abercrombie & Fitch Co. — Class A*	191	16,340
Murphy USA, Inc.	42	16,307
Academy Sports & Outdoors, Inc.	319	15,956
Advance Auto Parts, Inc.	259	15,903
Lithia Motors, Inc. — Class A	50	15,800
National Vision Holdings, Inc.*	488	14,245
RH*	70	14,221
American Eagle Outfitters, Inc.	754	12,901
Victoria’s Secret & Co.*	451	12,240
Kohl’s Corp.	700	10,759
ODP Corp.*	306	8,522
Total Retail		1,606,636
Internet - 29.1%
Amazon.com, Inc.*	1,055	231,646
PDD Holdings, Inc. ADR*	505	66,746
Alibaba Group Holding Ltd. ADR	363	64,879
Coupang, Inc.*	1,959	63,080
eBay, Inc.	600	54,570
JD.com, Inc. ADR	1,248	43,655
MercadoLibre, Inc.*	18	42,065
Sea Ltd. ADR*	233	41,644
Chewy, Inc. — Class A*	929	37,578
Wayfair, Inc. — Class A*	313	27,960
Etsy, Inc.*	335	22,241
Groupon, Inc.*	272	6,351
Total Internet		702,415
Distribution & Wholesale - 2.0%
Pool Corp.	84	26,046
LKQ Corp.	747	22,813
Total Distribution & Wholesale		48,859
Software - 1.3%
Global-e Online Ltd*	914	32,685
Commercial Services - 0.7%
Valvoline, Inc.*	471	16,913
Total Common Stocks
(Cost $938,430)		2,407,508

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$12,378	12,378
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	8,906	8,906
Total Repurchase Agreements
(Cost $21,284)		21,284
Total Investments - 100.5%
(Cost $959,714)		$2,428,792
Other Assets & Liabilities, net - (0.5)%		(13,135)
Total Net Assets - 100.0%		$2,415,657

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,407,508	$—	$—	$2,407,508
Repurchase Agreements	—	21,284	—	21,284
Total Assets	$2,407,508	$21,284	$—	$2,428,792

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5%
Financial - 6.3%
UMB Financial Corp.	19	$2,249
Old National Bancorp	93	2,041
CareTrust REIT, Inc.	56	1,942
Jackson Financial, Inc. — Class A	19	1,923
Cadence Bank	50	1,877
MARA Holdings, Inc.*	99	1,808
American Healthcare REIT, Inc.	43	1,806
Riot Platforms, Inc.*	93	1,770
Piper Sandler Cos.	5	1,735
Essent Group Ltd.	26	1,653
Terreno Realty Corp. REIT	28	1,589
Essential Properties Realty Trust, Inc. REIT	53	1,577
Glacier Bancorp, Inc.	32	1,557
Home BancShares, Inc.	51	1,443
Hancock Whitney Corp.	23	1,440
Ryman Hospitality Properties, Inc. REIT	16	1,433
Moelis & Co. — Class A	20	1,426
United Bankshares, Inc.	38	1,414
Valley National Bancorp	129	1,367
Atlantic Union Bankshares Corp.	38	1,341
Core Scientific, Inc.*	74	1,327
Ameris Bancorp	18	1,320
Kite Realty Group Trust REIT	59	1,316
Radian Group, Inc.	36	1,304
Selective Insurance Group, Inc.	16	1,297
Axos Financial, Inc.*	15	1,270
StepStone Group, Inc. — Class A	19	1,241
Macerich Co. REIT	68	1,238
First Financial Bankshares, Inc.	36	1,211
StoneX Group, Inc.*	12	1,211
Sabra Health Care REIT, Inc.	64	1,193
Upstart Holdings, Inc.*	23	1,168
Phillips Edison & Company, Inc. REIT	34	1,167
SL Green Realty Corp. REIT	19	1,136
Associated Banc-Corp.	44	1,131
ServisFirst Bancshares, Inc.	14	1,127
Cleanspark, Inc.*	74	1,073
CNO Financial Group, Inc.	27	1,068
PJT Partners, Inc. — Class A	6	1,066
Independence Realty Trust, Inc. REIT	63	1,033
International Bancshares Corp.	15	1,031
Tanger, Inc. REIT	30	1,015
Texas Capital Bancshares, Inc.*	12	1,014
HA Sustainable Infrastructure Capital, Inc.	33	1,013
United Community Banks, Inc.	32	1,003
PennyMac Financial Services, Inc.	8	991
Genworth Financial, Inc. — Class A*	111	988
Compass, Inc. — Class A*	123	988
Cushman & Wakefield plc*	62	987
National Health Investors, Inc. REIT	12	954
First BanCorp	43	948
Eastern Bankshares, Inc.	52	944
Flagstar Financial, Inc.	81	936
Renasant Corp.	25	922
Fulton Financial Corp.	49	913
Broadstone Net Lease, Inc. REIT	51	911
BGC Group, Inc. — Class A	96	908
Independent Bank Corp.	13	899
Bancorp, Inc.*	12	899
Cipher Mining, Inc.*	71	894
COPT Defense Properties REIT	30	872
Hut 8 Corp.*	25	870
Terawulf, Inc.*	76	868
Cathay General Bancorp	18	864
PotlatchDeltic Corp. REIT	21	856
McGrath RentCorp	7	821
Community Financial System, Inc.	14	821
Palomar Holdings, Inc.*	7	817
Blackstone Mortgage Trust, Inc. — Class A REIT	44	810
WSFS Financial Corp.	15	809
NMI Holdings, Inc. — Class A*	21	805
Lemonade, Inc.*	15	803
WesBanco, Inc.	25	798
Victory Capital Holdings, Inc. — Class A	12	777
First Interstate BancSystem, Inc. — Class A	24	765
Newmark Group, Inc. — Class A	41	765
BankUnited, Inc.	20	763
BancFirst Corp.	6	759
Walker & Dunlop, Inc.	9	753
Artisan Partners Asset Management, Inc. — Class A	17	738
Simmons First National Corp. — Class A	38	728
Bread Financial Holdings, Inc.	13	725
Bank of Hawaii Corp.	11	722
Apple Hospitality REIT, Inc.	60	721
Acadia Realty Trust REIT	35	705
Seacoast Banking Corporation of Florida	23	700
LXP Industrial Trust REIT	78	699
Urban Edge Properties REIT	34	696
Enova International, Inc.*	6	691
Outfront Media, Inc. REIT	37	678
Douglas Emmett, Inc. REIT	43	670
WaFd, Inc.	22	666
CVB Financial Corp.	35	662
Four Corners Property Trust, Inc. REIT	27	659
TowneBank	19	657
Provident Financial Services, Inc.	34	655
Park National Corp.	4	650
First Financial Bancorp	25	631
Arbor Realty Trust, Inc. REIT	51	623
Burford Capital Ltd.	52	622
FB Financial Corp.	11	613
First Merchants Corp.	16	603
InvenTrust Properties Corp. REIT	21	601
Trustmark Corp.	15	594
Mercury General Corp.	7	593
Banner Corp.	9	589
NBT Bancorp, Inc.	14	585

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Financial - 6.3% (continued)
First Bancorp	11	582
Curbline Properties Corp. REIT	26	580
Enterprise Financial Services Corp.	10	580
HCI Group, Inc.	3	576
Banc of California, Inc.	34	563
Nicolet Bankshares, Inc.	4	538
Baldwin Insurance Group, Inc. — Class A*	19	536
First Busey Corp.	23	532
Beacon Financial Corp.	22	523
Customers Bancorp, Inc.*	8	523
OFG Bancorp	12	522
Bank of NT Butterfield & Son Ltd.	12	515
Stewart Information Services Corp.	7	513
SiriusPoint Ltd.*	28	507
Horace Mann Educators Corp.	11	497
City Holding Co.	4	495
St. Joe Co.	10	495
Stock Yards Bancorp, Inc.	7	490
Pagseguro Digital Ltd. — Class A	48	480
Sunstone Hotel Investors, Inc. REIT	51	478
Skyward Specialty Insurance Group, Inc.*	10	476
Northwest Bancshares, Inc.	38	471
Marex Group plc	14	471
Veritex Holdings, Inc.	14	469
First Commonwealth Financial Corp.	27	460
Cohen & Steers, Inc.	7	459
LendingClub Corp.*	30	456
NETSTREIT Corp. REIT	25	452
Lakeland Financial Corp.	7	449
ARMOUR Residential REIT, Inc.	30	448
Goosehead Insurance, Inc. — Class A	6	446
WisdomTree, Inc.	32	445
Pathward Financial, Inc.	6	444
LTC Properties, Inc. REIT	12	442
DiamondRock Hospitality Co. REIT	55	438
Trupanion, Inc.*	10	433
Global Net Lease, Inc. REIT	53	431
Dynex Capital, Inc. REIT	35	430
Bitdeer Technologies Group — Class A*	24	410
Hilltop Holdings, Inc.	12	401
Dave, Inc.*	2	399
Stellar Bancorp, Inc.	13	394
German American Bancorp, Inc.	10	393
Elme Communities REIT	23	388
National Bank Holdings Corp. — Class A	10	386
Virtus Investment Partners, Inc.	2	380
JBG SMITH Properties REIT	17	378
Sila Realty Trust, Inc. REIT	15	377
Nelnet, Inc. — Class A	3	376
S&T Bancorp, Inc.	10	376
Getty Realty Corp. REIT	14	376
Innovative Industrial Properties, Inc. REIT	7	375
Apollo Commercial Real Estate Finance, Inc. REIT	37	375
Xenia Hotels & Resorts, Inc. REIT	26	357
TriCo Bancshares	8	355
Pebblebrook Hotel Trust REIT	31	353
Live Oak Bancshares, Inc.	10	352
Westamerica BanCorp	7	350
Alexander & Baldwin, Inc. REIT	19	346
Perella Weinberg Partners	16	341
Acadian Asset Management, Inc.	7	337
Farmer Mac — Class C	2	336
ProAssurance Corp.*	14	336
Hope Bancorp, Inc.	31	334
Dime Community Bancshares, Inc.	11	328
Ladder Capital Corp. — Class A REIT	30	327
Paramount Group, Inc. REIT*	50	327
Coastal Financial Corp.*	3	325
Ellington Financial, Inc. REIT	25	325
ConnectOne Bancorp, Inc.	13	323
Veris Residential, Inc. REIT	21	319
UMH Properties, Inc. REIT	21	312
1st Source Corp.	5	308
Enact Holdings, Inc.	8	307
QCR Holdings, Inc.	4	303
Smartstop Self Storage REIT, Inc.	8	301
Triumph Financial, Inc.*	6	300
Hamilton Insurance Group Ltd. — Class B*	12	298
Piedmont Realty Trust, Inc. — Class A REIT*	33	297
Anywhere Real Estate, Inc.*	28	296
Centerspace REIT	5	295
Fidelis Insurance Holdings Ltd.	16	290
RLJ Lodging Trust REIT	40	288
American Assets Trust, Inc. REIT	14	284
Empire State Realty Trust, Inc. — Class A REIT	37	283
Safety Insurance Group, Inc.	4	283
PennyMac Mortgage Investment Trust REIT	23	282
Chimera Investment Corp. REIT	21	278
Apartment Investment and Management Co. — Class A REIT	35	278
Two Harbors Investment Corp. REIT	28	276
Origin Bancorp, Inc.	8	276
Cannae Holdings, Inc.	15	275
Kennedy-Wilson Holdings, Inc.	33	275
Hudson Pacific Properties, Inc. REIT*	99	273
Preferred Bank/Los Angeles CA	3	271
Peoples Bancorp, Inc.	9	270
Root, Inc. — Class A*	3	269
Tompkins Financial Corp.	4	265
OceanFirst Financial Corp.	15	264
Diversified Healthcare Trust REIT	59	260
Bit Digital, Inc.*	85	255
Employers Holdings, Inc.	6	255

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Financial - 6.3% (continued)
Easterly Government Properties, Inc. REIT	11	252
Encore Capital Group, Inc.*	6	250
MFA Financial, Inc. REIT	27	248
Burke & Herbert Financial Services Corp.	4	247
Plymouth Industrial REIT, Inc.	11	246
Bank First Corp.	2	243
Univest Financial Corp.	8	240
Franklin BSP Realty Trust, Inc. REIT	22	239
Orchid Island Capital, Inc. REIT	34	238
Navient Corp.	18	237
Alexander’s, Inc. REIT	1	234
Patria Investments Ltd. — Class A	16	234
Safehold, Inc. REIT	15	232
First Mid Bancshares, Inc.	6	227
Southside Bancshares, Inc.	8	226
Metropolitan Bank Holding Corp.	3	224
eXp World Holdings, Inc.	21	224
Community Trust Bancorp, Inc.	4	224
Merchants Bancorp	7	223
Byline Bancorp, Inc.	8	222
AMERISAFE, Inc.	5	219
Heritage Financial Corp.	9	218
Central Pacific Financial Corp.	7	212
Capitol Federal Financial, Inc.	33	210
Redwood Trust, Inc. REIT	36	208
Old Second Bancorp, Inc.	12	207
Esquire Financial Holdings, Inc.	2	204
Brookfield Business Corp. — Class A	6	201
Northeast Bank	2	200
Hanmi Financial Corp.	8	198
LendingTree, Inc.*	3	194
NexPoint Residential Trust, Inc. REIT	6	193
Camden National Corp.	5	193
Amerant Bancorp, Inc.	10	193
Horizon Bancorp, Inc.	12	192
Brandywine Realty Trust REIT	46	192
BrightSpire Capital, Inc. REIT	35	190
Business First Bancshares, Inc.	8	189
F&G Annuities & Life, Inc.	6	188
Universal Insurance Holdings, Inc.	7	184
United Fire Group, Inc.	6	182
TrustCo Bank Corporation NY	5	182
Hippo Holdings, Inc.*	5	181
Mercantile Bank Corp.	4	180
Marcus & Millichap, Inc.	6	176
Ready Capital Corp. REIT	45	174
Orrstown Financial Services, Inc.	5	170
PRA Group, Inc.*	11	170
CNB Financial Corp.	7	169
First Financial Corp.	3	169
World Acceptance Corp.*	1	169
Capital City Bank Group, Inc.	4	167
HomeTrust Bancshares, Inc.	4	164
P10, Inc. — Class A	15	163
Amalgamated Financial Corp.	6	163
Equity Bancshares, Inc. — Class A	4	163
Eagle Bancorp, Inc.	8	162
Adamas Trust, Inc. REIT	23	160
Summit Hotel Properties, Inc. REIT	29	159
Heritage Commerce Corp.	16	159
NB Bancorp, Inc.	9	159
Southern Missouri Bancorp, Inc.	3	158
Independent Bank Corp.	5	155
TPG RE Finance Trust, Inc. REIT	18	154
CBL & Associates Properties, Inc. REIT	5	153
Heritage Insurance Holdings, Inc.*	6	151
Gladstone Commercial Corp. REIT	12	148
Whitestone REIT — Class B	12	147
Armada Hoffler Properties, Inc. REIT	21	147
Aspen Insurance Holdings Ltd. — Class A*	4	147
Peoples Financial Services Corp.	3	146
GCM Grosvenor, Inc. — Class A	12	145
Washington Trust Bancorp, Inc.	5	145
Republic Bancorp, Inc. — Class A	2	145
Farmers National Banc Corp.	10	144
Mid Penn Bancorp, Inc.	5	143
SmartFinancial, Inc.	4	143
Diamond Hill Investment Group, Inc.	1	140
First Community Bankshares, Inc.	4	139
Metrocity Bankshares, Inc.	5	138
Invesco Mortgage Capital, Inc. REIT	18	136
Financial Institutions, Inc.	5	136
HarborOne Bancorp, Inc.	10	136
KKR Real Estate Finance Trust, Inc. REIT	15	135
Alerus Financial Corp.	6	133
ACNB Corp.	3	132
Shore Bancshares, Inc.	8	131
Peakstone Realty Trust REIT	10	131
CTO Realty Growth, Inc. REIT	8	130
Five Star Bancorp	4	129
Flushing Financial Corp.	9	124
Great Southern Bancorp, Inc.	2	123
Bar Harbor Bankshares	4	122
Real Brokerage, Inc.*	29	121
Farmland Partners, Inc. REIT	11	120
Compass Diversified Holdings*	18	119
NET Lease Office Properties REIT	4	119
NerdWallet, Inc. — Class A*	11	118
Northfield Bancorp, Inc.	10	118
Universal Health Realty Income Trust REIT	3	118
SITE Centers Corp. REIT	13	117
Carter Bankshares, Inc.*	6	116
Firstsun Capital Bancorp*	3	116
South Plains Financial, Inc.	3	116
ChoiceOne Financial Services, Inc.	4	116
Tiptree, Inc. — Class A	6	115

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Financial - 6.3% (continued)
Global Medical REIT, Inc.	3	115
Third Coast Bancshares, Inc.*	3	114
FTAI Infrastructure, Inc.	26	113
Arrow Financial Corp.	4	113
MidWestOne Financial Group, Inc.	4	113
International Money Express, Inc.*	8	112
Service Properties Trust REIT	41	111
One Liberty Properties, Inc. REIT	5	111
Slide Insurance Holdings, Inc.*	7	110
Peapack-Gladstone Financial Corp.	4	110
Home Bancorp, Inc.	2	109
Bowhead Specialty Holdings, Inc.*	4	108
Community Healthcare Trust, Inc. REIT	7	107
Bridgewater Bancshares, Inc.*	6	106
Columbia Financial, Inc.*	7	105
First Business Financial Services, Inc.	2	103
California BanCorp*	6	100
Ambac Financial Group, Inc.*	12	100
Kearny Financial Corp.	15	99
First Bank/Hamilton NJ	6	98
Unity Bancorp, Inc.	2	98
Guaranty Bancshares, Inc.	2	98
Bank of Marin Bancorp	4	97
Capital Bancorp, Inc.	3	96
Saul Centers, Inc. REIT	3	96
First Foundation, Inc.*	17	95
Postal Realty Trust, Inc. — Class A REIT	6	94
RBB Bancorp	5	94
MBIA, Inc.*	12	89
Greenlight Capital Re Ltd. — Class A*	7	89
Bankwell Financial Group, Inc.	2	88
Southern First Bancshares, Inc.*	2	88
Chatham Lodging Trust REIT	13	87
Sierra Bancorp	3	87
Northrim BanCorp, Inc.	4	87
BayCom Corp.	3	86
Midland States Bancorp, Inc.	5	86
Colony Bankcorp, Inc.	5	85
Community West Bancshares	4	83
Claros Mortgage Trust, Inc. REIT*	25	83
Gladstone Land Corp. REIT	9	82
Industrial Logistics Properties Trust REIT	14	82
West BanCorp, Inc.	4	81
Civista Bancshares, Inc.	4	81
NewtekOne, Inc.	7	80
Onity Group, Inc.*	2	80
FS Bancorp, Inc.	2	80
American Coastal Insurance Corp.	7	80
OppFi, Inc.	7	79
Citizens & Northern Corp.	4	79
First Bancorp, Inc.	3	79
GBank Financial Holdings, Inc.*	2	79
Regional Management Corp.	2	78
Donegal Group, Inc. — Class A	4	78
City Office REIT, Inc.	11	77
Orange County Bancorp, Inc.	3	76
HBT Financial, Inc.	3	76
MVB Financial Corp.	3	75
Farmers & Merchants Bancorp Incorporated/Archbold OH	3	75
First United Corp.	2	74
Ponce Financial Group, Inc.*	5	74
Kingsway Financial Services, Inc.*	5	73
FRP Holdings, Inc.*	3	73
Selectquote, Inc.*	37	72
Resolute Holdings Management, Inc.*	1	72
Blue Ridge Bankshares, Inc.*	17	72
FrontView REIT, Inc.	5	69
loanDepot, Inc. — Class A*	22	68
C&F Financial Corp.	1	67
Timberland Bancorp, Inc.	2	67
Mechanics Bancorp — Class A*	5	67
Red River Bancshares, Inc.	1	65
Parke Bancorp, Inc.	3	65
Chicago Atlantic Real Estate Finance, Inc. REIT	5	64
Ares Commercial Real Estate Corp. REIT	14	63
Primis Financial Corp.	6	63
Abacus Global Management, Inc.*	11	63
Citizens, Inc.*	12	63
PCB Bancorp	3	63
RMR Group, Inc. — Class A	4	63
Waterstone Financial, Inc.	4	62
Hawthorn Bancshares, Inc.	2	62
Northeast Community Bancorp, Inc.	3	62
Citizens Financial Services, Inc.	1	60
FB Bancorp, Inc.*	5	60
Western New England Bancorp, Inc.	5	60
Middlefield Banc Corp.	2	60
LCNB Corp.	4	60
John Marshall Bancorp, Inc.	3	59
Sky Harbour Group Corp.*	6	59
National Bankshares, Inc.	2	59
Atlanticus Holdings Corp.*	1	59
Douglas Elliman, Inc.*	20	57
Paysign, Inc.*	9	57
First Community Corp.	2	56
Oak Valley Bancorp	2	56
Better Home & Finance Holding Co.*	1	56
Oportun Financial Corp.*	9	55
James River Group Holdings Ltd.	10	55
Legacy Housing Corp.*	2	55
Velocity Financial, Inc.*	3	54
Chemung Financial Corp.	1	53
FVCBankcorp, Inc.	4	52
Jefferson Capital, Inc.	3	52
Northpointe Bancshares, Inc.	3	51
Norwood Financial Corp.	2	51
Forge Global Holdings, Inc.*	3	51
AG Mortgage Investment Trust, Inc. REIT	7	51

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Financial - 6.3% (continued)
Provident Bancorp, Inc.*	4	50
Citizens Community Bancorp, Inc.	3	48
RE/MAX Holdings, Inc. — Class A*	5	47
BRT Apartments Corp. REIT	3	47
Investar Holding Corp.	2	46
Bank7 Corp.	1	46
Transcontinental Realty Investors, Inc.*	1	46
Sound Financial Bancorp, Inc.	1	46
First Western Financial, Inc.*	2	46
Franklin Financial Services Corp.	1	46
Seaport Entertainment Group, Inc.*	2	46
First Capital, Inc.	1	46
Blue Foundry Bancorp*	5	45
First National Corp.	2	45
Greene County Bancorp, Inc.	2	45
First Internet Bancorp	2	45
American Integrity Insurance Group, Inc.*	2	45
Kingstone Companies, Inc.	3	44
Fidelity D&D Bancorp, Inc.	1	44
Braemar Hotels & Resorts, Inc. REIT	16	44
Plumas Bancorp	1	43
Crawford & Co. — Class A	4	43
LINKBANCORP, Inc.	6	43
Alpine Income Property Trust, Inc. REIT	3	43
ACRES Commercial Realty Corp. REIT*	2	42
Stratus Properties, Inc.*	2	42
OP Bancorp	3	42
MainStreet Bancshares, Inc.	2	42
Seven Hills Realty Trust REIT	4	41
Ames National Corp.	2	40
Medallion Financial Corp.	4	40
Ategrity Specialty Holdings LLC*	2	40
Pioneer Bancorp, Inc.*	3	39
AlTi Global, Inc.*	11	39
Virginia National Bankshares Corp.	1	39
Finwise Bancorp*	2	39
SB Financial Group, Inc.	2	39
Eagle Financial Services, Inc.	1	38
United Security Bancshares	4	37
Maui Land & Pineapple Company, Inc.*	2	37
Ohio Valley Banc Corp.	1	37
BankFinancial Corp.	3	36
BCB Bancorp, Inc.	4	35
Security National Financial Corp. — Class A*	4	35
Eagle Bancorp Montana, Inc.	2	34
eHealth, Inc.*	8	34
Bakkt Holdings, Inc.*	1	34
NexPoint Diversified Real Estate Trust REIT	9	33
CB Financial Services, Inc.	1	33
Westwood Holdings Group, Inc.	2	33
Chain Bridge Bancorp, Inc. — Class A*	1	33
BV Financial, Inc.*	2	32
Finward Bancorp	1	32
Franklin Street Properties Corp. REIT	20	32
Princeton Bancorp, Inc.	1	32
ECB Bancorp, Inc.*	2	32
Meridian Corp.	2	32
Silvercrest Asset Management Group, Inc. — Class A	2	31
First Savings Financial Group, Inc.	1	31
Sunrise Realty Trust, Inc. REIT	3	31
Peoples Bancorp of North Carolina, Inc.	1	31
SR Bancorp, Inc.	2	30
Modiv Industrial, Inc. REIT	2	29
Richmond Mutual BanCorp, Inc.	2	28
Nexpoint Real Estate Finance, Inc. REIT	2	28
Angel Oak Mortgage REIT, Inc.	3	28
NI Holdings, Inc.*	2	27
Riverview Bancorp, Inc.	5	27
Landmark Bancorp Incorporated/Manhattan KS	1	27
Rithm Property Trust, Inc. REIT	10	25
Union Bankshares, Inc.	1	25
Strawberry Fields REIT, Inc.	2	25
Lument Finance Trust, Inc. REIT	12	24
CF Bankshares, Inc.	1	24
Hanover Bancorp, Inc.	1	22
Finance of America Companies, Inc. — Class A*	1	22
Advanced Flower Capital, Inc. REIT	5	19
Patriot National Bancorp, Inc.*	12	16
Clipper Realty, Inc. REIT	4	15
Consumer Portfolio Services, Inc.*	2	15
SWK Holdings Corp.	1	15
Mobile Infrastructure Corp.*	4	14
Siebert Financial Corp.*	4	12
Rhinebeck Bancorp, Inc.*	1	11
GoHealth, Inc. — Class A*	1	5
Logistic Properties of The Americas*	1	5
Total Financial		179,236
Consumer, Non-cyclical - 5.6%
Ensign Group, Inc.	15	2,592
Madrigal Pharmaceuticals, Inc.*	5	2,293
Bridgebio Pharma, Inc.*	42	2,181
HealthEquity, Inc.*	23	2,180
Guardant Health, Inc.*	32	1,999
Cytokinetics, Inc.*	31	1,704
Stride, Inc.*	11	1,638
iRhythm Technologies, Inc.*	9	1,548
CRISPR Therapeutics AG*	22	1,426
Rhythm Pharmaceuticals, Inc.*	14	1,414
TG Therapeutics, Inc.*	39	1,409
Adtalem Global Education, Inc.*	9	1,390
RadNet, Inc.*	18	1,372
Axsome Therapeutics, Inc.*	11	1,336
Merit Medical Systems, Inc.*	16	1,332
Alkermes plc*	44	1,320
PTC Therapeutics, Inc.*	21	1,289
Brink’s Co.	11	1,286

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Consumer, Non-cyclical - 5.6% (continued)
StoneCo Ltd. — Class A*	67	1,267
Krystal Biotech, Inc.*	7	1,236
Glaukos Corp.*	15	1,223
Option Care Health, Inc.*	44	1,221
Graham Holdings Co. — Class B	1	1,177
Avidity Biosciences, Inc.*	27	1,176
Cal-Maine Foods, Inc.	12	1,129
Vaxcyte, Inc.*	31	1,117
Laureate Education, Inc. — Class A*	35	1,104
Arrowhead Pharmaceuticals, Inc.*	32	1,104
Protagonist Therapeutics, Inc.*	16	1,063
Verra Mobility Corp.*	43	1,062
Herc Holdings, Inc.	9	1,050
Nuvalent, Inc. — Class A*	12	1,038
TransMedics Group, Inc.*	9	1,010
Crinetics Pharmaceuticals, Inc.*	24	1,000
Oscar Health, Inc. — Class A*	52	984
Korn Ferry	14	980
Integer Holdings Corp.*	9	930
Lantheus Holdings, Inc.*	18	923
ADMA Biologics, Inc.*	62	909
Akero Therapeutics, Inc.*	19	902
Ligand Pharmaceuticals, Inc. — Class B*	5	886
Marzetti Co.	5	864
Scholar Rock Holding Corp.*	22	819
Prestige Consumer Healthcare, Inc.*	13	811
Mirum Pharmaceuticals, Inc.*	11	806
Xenon Pharmaceuticals, Inc.*	20	803
WD-40 Co.	4	790
LivaNova plc*	15	786
ABM Industries, Inc.	17	784
Privia Health Group, Inc.*	31	772
Indivior plc*	32	772
GEO Group, Inc.*	37	758
Soleno Therapeutics, Inc.*	11	744
CBIZ, Inc.*	14	741
BrightSpring Health Services, Inc.*	25	739
Arcellx, Inc.*	9	739
Kymera Therapeutics, Inc.*	13	736
Huron Consulting Group, Inc.*	5	734
Remitly Global, Inc.*	45	734
Metsera, Inc.*	14	733
Veracyte, Inc.*	21	721
ICU Medical, Inc.*	6	720
Supernus Pharmaceuticals, Inc.*	15	717
ACADIA Pharmaceuticals, Inc.*	33	704
Alarm.com Holdings, Inc.*	13	690
Concentra Group Holdings Parent, Inc.	31	649
Perdoceo Education Corp.	17	640
Haemonetics Corp.*	13	634
Simply Good Foods Co.*	25	621
CorVel Corp.*	8	619
Premier, Inc. — Class A	22	612
Catalyst Pharmaceuticals, Inc.*	31	611
Beam Therapeutics, Inc.*	25	607
CG oncology, Inc.*	15	604
Agios Pharmaceuticals, Inc.*	15	602
United Natural Foods, Inc.*	16	602
Acuren Corp.*	45	599
Adaptive Biotechnologies Corp.*	40	598
Tarsus Pharmaceuticals, Inc.*	10	594
CoreCivic, Inc.*	29	590
Addus HomeCare Corp.*	5	590
Chefs’ Warehouse, Inc.*	10	583
Amicus Therapeutics, Inc.*	74	583
EVERTEC, Inc.	17	574
Travere Therapeutics, Inc.*	24	574
Ideaya Biosciences, Inc.*	21	571
Arcutis Biotherapeutics, Inc.*	29	547
Marqeta, Inc. — Class A*	103	544
GeneDx Holdings Corp.*	5	539
TriNet Group, Inc.	8	535
QuidelOrtho Corp.*	18	530
Brookdale Senior Living, Inc. — Class A*	62	525
LeMaitre Vascular, Inc.	6	525
Strategic Education, Inc.	6	516
Denali Therapeutics, Inc.*	35	508
Cogent Biosciences, Inc.*	35	503
PROCEPT BioRobotics Corp.*	14	500
Turning Point Brands, Inc.	5	494
Insperity, Inc.	10	492
Inter Parfums, Inc.	5	492
89bio, Inc.*	33	485
GRAIL, Inc.*	8	473
Vita Coco Company, Inc.*	11	467
ICF International, Inc.	5	464
Disc Medicine, Inc.*	7	463
AtriCure, Inc.*	13	458
ANI Pharmaceuticals, Inc.*	5	458
Arlo Technologies, Inc.*	27	458
Enovis Corp.*	15	455
Surgery Partners, Inc.*	21	454
Alphatec Holdings, Inc.*	31	451
Twist Bioscience Corp.*	16	450
Intellia Therapeutics, Inc.*	26	449
Payoneer Global, Inc.*	74	448
John Wiley & Sons, Inc. — Class A	11	445
Ocular Therapeutix, Inc.*	38	444
Recursion Pharmaceuticals, Inc. — Class A*	91	444
Celldex Therapeutics, Inc.*	17	440
MannKind Corp.*	81	435
Coursera, Inc.*	37	433
Progyny, Inc.*	20	430
BioCryst Pharmaceuticals, Inc.*	56	425
Artivion, Inc.*	10	423
Flywire Corp.*	31	420
Mineralys Therapeutics, Inc.*	11	417
CRA International, Inc.	2	417
Viridian Therapeutics, Inc.*	19	410
Vericel Corp.*	13	409
Vera Therapeutics, Inc.*	14	407
Grocery Outlet Holding Corp.*	25	401
Amneal Pharmaceuticals, Inc.*	40	400
UFP Technologies, Inc.*	2	399
Celcuity, Inc.*	8	395
Universal Corp.	7	391
Universal Technical Institute, Inc.*	12	391
Willdan Group, Inc.*	4	387
Liquidia Corp.*	17	387

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Harrow, Inc.*	8	385
Pediatrix Medical Group, Inc.*	23	385
Select Medical Holdings Corp.	30	385
J & J Snack Foods Corp.	4	384
Central Garden & Pet Co. — Class A*	13	384
Cidara Therapeutics, Inc.*	4	383
Alight, Inc. — Class A	116	378
CONMED Corp.	8	376
Vital Farms, Inc.*	9	370
Spectrum Brands Holdings, Inc.	7	368
Dyne Therapeutics, Inc.*	29	367
Avadel Pharmaceuticals plc*	24	366
Omnicell, Inc.*	12	365
National Healthcare Corp.	3	365
Teladoc Health, Inc.*	47	363
Biohaven Ltd.*	24	360
Andersons, Inc.	9	358
Apogee Therapeutics, Inc.*	9	358
Syndax Pharmaceuticals, Inc.*	23	354
STAAR Surgical Co.*	13	349
Novocure Ltd.*	27	349
Ardelyx, Inc.*	63	347
Novavax, Inc.*	40	347
Aurinia Pharmaceuticals, Inc.*	31	342
US Physical Therapy, Inc.	4	340
Neogen Corp.*	59	337
Clover Health Investments Corp.*	109	334
Upbound Group, Inc.	14	331
Harmony Biosciences Holdings, Inc.*	12	331
10X Genomics, Inc. — Class A*	28	327
Xeris Biopharma Holdings, Inc.*	40	326
PROG Holdings, Inc.	10	324
First Advantage Corp.*	21	323
Healthcare Services Group, Inc.*	19	320
Sezzle, Inc.*	4	318
Azenta, Inc.*	11	316
Collegium Pharmaceutical, Inc.*	9	315
Fresh Del Monte Produce, Inc.	9	313
Astrana Health, Inc.*	11	312
Legalzoom.com, Inc.*	30	311
Innoviva, Inc.*	17	310
Barrett Business Services, Inc.	7	310
Pacira BioSciences, Inc.*	12	309
Heidrick & Struggles International, Inc.	6	299
Edgewise Therapeutics, Inc.*	18	292
Immunovant, Inc.*	18	290
Weis Markets, Inc.	4	287
TreeHouse Foods, Inc.*	14	283
Ingles Markets, Inc. — Class A	4	278
Dynavax Technologies Corp.*	28	278
Janux Therapeutics, Inc.*	11	269
Amphastar Pharmaceuticals, Inc.*	10	267
Praxis Precision Medicines, Inc.*	5	265
NeoGenomics, Inc.*	34	262
Stoke Therapeutics, Inc.*	11	258
Integra LifeSciences Holdings Corp.*	18	258
Driven Brands Holdings, Inc.*	16	258
BioLife Solutions, Inc.*	10	255
BrightView Holdings, Inc.*	19	255
Cimpress plc*	4	252
CompoSecure, Inc. — Class A*	12	250
Nuvation Bio, Inc.*	67	248
Arcus Biosciences, Inc.*	18	245
Amylyx Pharmaceuticals, Inc.*	18	245
Edgewell Personal Care Co.	12	244
Dole plc	18	242
Tourmaline Bio, Inc.*	5	239
NPK International, Inc.*	21	238
Mind Medicine MindMed, Inc.*	20	236
Immunome, Inc.*	20	234
LENZ Therapeutics, Inc.*	5	233
Deluxe Corp.	12	232
Utz Brands, Inc.	19	231
Herbalife Ltd.*	27	228
EyePoint Pharmaceuticals, Inc.*	16	228
Pennant Group, Inc.*	9	227
Embecta Corp.	16	226
Enliven Therapeutics, Inc.*	11	225
AdaptHealth Corp.*	25	224
MiMedx Group, Inc.*	32	223
Xencor, Inc.*	19	223
Zymeworks, Inc.*	13	222
National Beverage Corp.*	6	221
Mercurity Fintech Holding, Inc.*	9	221
WaVe Life Sciences Ltd.*	30	220
Tandem Diabetes Care, Inc.*	18	219
CareDx, Inc.*	15	218
Spyre Therapeutics, Inc.*	13	218
Hertz Global Holdings, Inc.*	32	218
Axogen, Inc.*	12	214
Fortrea Holdings, Inc.*	25	210
Tootsie Roll Industries, Inc.	5	210
Phibro Animal Health Corp. — Class A	5	202
Geron Corp.*	146	200
UroGen Pharma Ltd.*	10	199
Beta Bionics, Inc.*	10	199
LifeStance Health Group, Inc.*	36	198
CorMedix, Inc.*	17	198
American Public Education, Inc.*	5	197
Dianthus Therapeutics, Inc.*	5	197
Anavex Life Sciences Corp.*	22	196
Matthews International Corp. — Class A	8	194
AMN Healthcare Services, Inc.*	10	194
Green Dot Corp. — Class A*	14	188
Lincoln Educational Services Corp.*	8	188
Relay Therapeutics, Inc.*	36	188
Taysha Gene Therapies, Inc.*	57	186
Arbutus Biopharma Corp.*	41	186
Kura Oncology, Inc.*	21	186
Quanex Building Products Corp.	13	185
Nurix Therapeutics, Inc.*	20	185
Trevi Therapeutics, Inc.*	20	183
Akebia Therapeutics, Inc.*	67	183
Udemy, Inc.*	26	182
Castle Biosciences, Inc.*	8	182
ORIC Pharmaceuticals, Inc.*	15	180
Carriage Services, Inc. — Class A	4	178
Myriad Genetics, Inc.*	24	173
Upstream Bio, Inc.*	9	169
Rezolute, Inc.*	18	169

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Consumer, Non-cyclical - 5.6% (continued)
PACS Group, Inc.*	12	165
Tango Therapeutics, Inc.*	19	160
Olema Pharmaceuticals, Inc.*	16	157
Arvinas, Inc.*	18	153
AnaptysBio, Inc.*	5	153
ClearPoint Neuro, Inc.*	7	153
SunOpta, Inc.*	26	152
Eton Pharmaceuticals, Inc.*	7	152
Helen of Troy Ltd.*	6	151
ARS Pharmaceuticals, Inc.*	15	151
OPKO Health, Inc.*	97	150
ImmunityBio, Inc.*	61	150
Kforce, Inc.	5	150
Iovance Biotherapeutics, Inc.*	69	150
Rapport Therapeutics, Inc.*	5	148
Kodiak Sciences, Inc.*	9	147
SI-BONE, Inc.*	10	147
Performant Healthcare, Inc.*	19	147
Orthofix Medical, Inc.*	10	146
Transcat, Inc.*	2	146
Theravance Biopharma, Inc.*	10	146
Ginkgo Bioworks Holdings, Inc.*	10	146
Mister Car Wash, Inc.*	27	144
Monro, Inc.	8	144
Terns Pharmaceuticals, Inc.*	19	143
Zevra Therapeutics, Inc.*	15	143
Keros Therapeutics, Inc.*	9	142
iRadimed Corp.	2	142
Bicara Therapeutics, Inc.*	9	142
Rigel Pharmaceuticals, Inc.*	5	142
Esperion Therapeutics, Inc.*	53	140
Vestis Corp.*	31	140
Avanos Medical, Inc.*	12	139
Vir Biotechnology, Inc.*	24	137
Varex Imaging Corp.*	11	136
Fulgent Genetics, Inc.*	6	136
Oruka Therapeutics, Inc.*	7	135
Gossamer Bio, Inc.*	51	134
Day One Biopharmaceuticals, Inc.*	19	134
Hackett Group, Inc.	7	133
Zimvie, Inc.*	7	133
Mission Produce, Inc.*	11	132
Precigen, Inc.*	40	132
Guardian Pharmacy Services, Inc. — Class A*	5	131
Niagen Bioscience, Inc.*	14	131
Maze Therapeutics, Inc.*	5	130
Phathom Pharmaceuticals, Inc.*	11	129
Arcturus Therapeutics Holdings, Inc.*	7	129
Aquestive Therapeutics, Inc.*	23	129
John B Sanfilippo & Son, Inc.	2	129
Ennis, Inc.	7	128
Sana Biotechnology, Inc.*	36	128
Palvella Therapeutics, Inc.*	2	125
Emergent BioSolutions, Inc.*	14	123
KalVista Pharmaceuticals, Inc.*	10	122
Natural Grocers by Vitamin Cottage, Inc.	3	120
Surmodics, Inc.*	4	120
Cass Information Systems, Inc.	3	118
Paysafe Ltd.*	9	116
REGENXBIO, Inc.*	12	116
XOMA Royalty Corp.*	3	116
Cross Country Healthcare, Inc.*	8	114
Septerna, Inc.*	6	113
Community Health Systems, Inc.*	35	112
AngioDynamics, Inc.*	10	112
Cytek Biosciences, Inc.*	32	111
Nathan’s Famous, Inc.	1	111
ArriVent Biopharma, Inc.*	6	111
Savara, Inc.*	31	111
Repay Holdings Corp.*	21	110
Seneca Foods Corp. — Class A*	1	108
Aveanna Healthcare Holdings, Inc.*	12	106
Verastem, Inc.*	12	106
Kelly Services, Inc. — Class A	8	105
Enhabit, Inc.*	13	104
Corvus Pharmaceuticals, Inc.*	14	103
Calavo Growers, Inc.	4	103
Custom Truck One Source, Inc.*	16	103
Fulcrum Therapeutics, Inc.*	11	101
SIGA Technologies, Inc.	11	101
Butterfly Network, Inc.*	52	100
Erasca, Inc.*	46	100
Solid Biosciences, Inc.*	16	99
Prothena Corporation plc*	10	98
MGP Ingredients, Inc.	4	97
Monte Rosa Therapeutics, Inc.*	13	96
Owens & Minor, Inc.*	20	96
Tejon Ranch Co.*	6	96
Korro Bio, Inc.*	2	96
4D Molecular Therapeutics, Inc.*	11	96
Kestra Medical Technologies Ltd.*	4	95
Pacific Biosciences of California, Inc.*	74	95
Mama’s Creations, Inc.*	9	95
B&G Foods, Inc.	21	93
OrthoPediatrics Corp.*	5	93
Honest Company, Inc.*	25	92
ACCO Brands Corp.	23	92
MeiraGTx Holdings plc*	11	90
Distribution Solutions Group, Inc.*	3	90
Semler Scientific, Inc.*	3	90
Zenas Biopharma, Inc.*	4	89
Prime Medicine, Inc.*	16	89
Pulse Biosciences, Inc.*	5	89
Sionna Therapeutics, Inc.*	3	88
Absci Corp.*	29	88
Compass Therapeutics, Inc.*	25	87
Treace Medical Concepts, Inc.*	13	87
Strata Critical Medical, Inc.*	17	86
Delcath Systems, Inc.*	8	86
Evolus, Inc.*	14	86
agilon health, Inc.*	83	85
Personalis, Inc.*	13	85
Tyra Biosciences, Inc.*	6	84
Maravai LifeSciences Holdings, Inc. — Class A*	29	83
Tactile Systems Technology, Inc.*	6	83
Cullinan Therapeutics, Inc.*	14	83
USANA Health Sciences, Inc.*	3	83

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Monopar Therapeutics, Inc.*	1	82
RxSight, Inc.*	9	81
Ceribell, Inc.*	7	80
Bioventus, Inc. — Class A*	12	80
Ardent Health, Inc.*	6	79
Annexon, Inc.*	26	79
Altimmune, Inc.*	21	79
Aldeyra Therapeutics, Inc.*	15	78
Cerus Corp.*	49	78
Jade Biosciences, Inc.	9	78
Spire Global, Inc.*	7	77
Editas Medicine, Inc.*	22	76
Target Hospitality Corp.*	9	76
ADC Therapeutics S.A.*	19	76
Organogenesis Holdings, Inc.*	18	76
ZipRecruiter, Inc. — Class A*	18	76
Replimune Group, Inc.*	18	75
Rocket Pharmaceuticals, Inc.*	23	75
SANUWAVE Health, Inc.*	2	75
Vanda Pharmaceuticals, Inc.*	15	75
Village Super Market, Inc. — Class A	2	75
Astria Therapeutics, Inc.*	10	73
Capricor Therapeutics, Inc.*	10	72
Cadiz, Inc.*	15	71
MBX Biosciences, Inc.*	4	70
Inhibrx Biosciences, Inc.*	2	67
Central Garden & Pet Co.*	2	65
OraSure Technologies, Inc.*	20	64
Abeona Therapeutics, Inc.*	12	63
Utah Medical Products, Inc.	1	63
Nano-X Imaging Ltd.*	17	63
Nature’s Sunshine Products, Inc.*	4	62
NeuroPace, Inc.*	6	62
Aura Biosciences, Inc.*	10	62
Omeros Corp.*	15	61
Viemed Healthcare, Inc.*	9	61
Atea Pharmaceuticals, Inc.*	21	61
Voyager Therapeutics, Inc.*	13	61
Bright Minds Biosciences, Inc.*	1	61
Enanta Pharmaceuticals, Inc.*	5	60
Beauty Health Co.*	30	60
Limoneira Co.	4	59
Puma Biotechnology, Inc.*	11	58
Franklin Covey Co.*	3	58
Humacyte, Inc.*	33	57
Nektar Therapeutics*	1	57
Outset Medical, Inc.*	4	57
Ironwood Pharmaceuticals, Inc. — Class A*	43	56
Fennec Pharmaceuticals, Inc.*	6	56
Benitec Biopharma, Inc.*	4	56
Candel Therapeutics, Inc.*	11	56
Oncology Institute, Inc.*	16	56
Perspective Therapeutics, Inc.*	16	55
Quanterix Corp.*	10	54
Quantum-Si, Inc.*	38	54
Alector, Inc.*	18	53
KinderCare Learning Companies, Inc.*	8	53
USCB Financial Holdings, Inc.	3	52
Neurogene, Inc.*	3	52
Alumis, Inc.*	13	52
Information Services Group, Inc.	9	52
Heron Therapeutics, Inc.*	41	52
Lifecore Biomedical, Inc.*	7	52
scPharmaceuticals, Inc.*	9	51
Quad/Graphics, Inc.	8	50
Olaplex Holdings, Inc.*	38	50
Allogene Therapeutics, Inc.*	40	50
Electromed, Inc.*	2	49
TrueBlue, Inc.*	8	49
Inogen, Inc.*	6	49
Westrock Coffee Co.*	10	49
Tonix Pharmaceuticals Holding Corp.*	2	48
DiaMedica Therapeutics, Inc.*	7	48
Priority Technology Holdings, Inc.*	7	48
Tectonic Therapeutic, Inc.*	3	47
Stereotaxis, Inc.*	15	47
Entrada Therapeutics, Inc.*	8	46
Coherus Oncology, Inc.*	28	46
Resources Connection, Inc.	9	45
Design Therapeutics, Inc.*	6	45
Accuray, Inc.*	27	45
Foghorn Therapeutics, Inc.*	9	44
Aclaris Therapeutics, Inc.*	23	44
MaxCyte, Inc.*	27	43
Protalix BioTherapeutics, Inc.*	19	42
KORU Medical Systems, Inc.*	11	42
SELLAS Life Sciences Group, Inc.*	26	42
Eledon Pharmaceuticals, Inc.*	16	41
Acme United Corp.	1	41
Medifast, Inc.*	3	41
OmniAb, Inc.*	25	40
Lexeo Therapeutics, Inc.*	6	40
Protara Therapeutics, Inc.*	9	39
Tvardi Therapeutics, Inc.*	1	39
National Research Corp. — Class A	3	38
Joint Corp.*	4	38
Hain Celestial Group, Inc.*	24	38
Beyond Meat, Inc.*	20	38
LENSAR, Inc.*	3	37
Fate Therapeutics, Inc.*	29	36
Alta Equipment Group, Inc.	5	36
SoundThinking, Inc.*	3	36
MediWound Ltd.*	2	36
Larimar Therapeutics, Inc.*	11	35
BioAge Labs, Inc.*	6	35
Cardiff Oncology, Inc.*	17	35
Alico, Inc.	1	35
DocGo, Inc.*	24	33
CVRx, Inc.*	4	32
European Wax Center, Inc. — Class A*	8	32
Forrester Research, Inc.*	3	32
Sanara Medtech, Inc.*	1	32
HF Foods Group, Inc.*	11	30
CPI Card Group, Inc.*	2	30
Acacia Research Corp.*	9	29
Lifevantage Corp.	3	29
Anika Therapeutics, Inc.*	3	28
Lifeway Foods, Inc.*	1	28
Sonida Senior Living, Inc.*	1	28
Neuronetics, Inc.*	10	27

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Consumer, Non-cyclical - 5.6% (continued)
Anteris Technologies Global Corp.*	6	27
Aardvark Therapeutics, Inc.*	2	27
RCM Technologies, Inc.*	1	27
BRC, Inc. — Class A*	17	26
Inhibikase Therapeutics, Inc.*	16	26
Innovage Holding Corp.*	5	26
AirSculpt Technologies, Inc.*	3	24
Biote Corp. — Class A*	8	24
Nkarta, Inc.*	11	23
Waldencast plc — Class A*	11	22
Zevia PBC — Class A*	8	22
Journey Medical Corp.*	3	21
Cartesian Therapeutics, Inc.*	2	20
Emerald Holding, Inc.	4	20
Greenwich Lifesciences, Inc.*	2	20
FitLife Brands, Inc.*	1	20
Lucid Diagnostics, Inc.*	19	19
TriSalus Life Sciences, Inc.*	4	19
Alpha Teknova, Inc.*	3	19
Nuvectis Pharma, Inc.*	3	18
TuHURA Biosciences, Inc.*	7	17
aTyr Pharma, Inc.*	23	17
MarketWise, Inc.	1	17
Pulmonx Corp.*	10	16
Solesence, Inc.*	5	16
Avita Medical, Inc.*	3	15
Gyre Therapeutics, Inc.*	2	15
Actuate Therapeutics, Inc.*	2	13
Ispire Technology, Inc.*	5	13
HireQuest, Inc.	1	10
Atlantic International Corp.*	3	9
Forafric Global plc*	1	9
SBC Medical Group Holdings, Inc.*	2	9
Scilex Holding Co.*	0	9
Inmune Bio, Inc.*	4	8
Myomo, Inc.*	9	8
Tevogen Bio Holdings, Inc.*	8	6
Ligand Pharmaceuticals, Inc.*,†††	3	–
Ligand Pharmaceuticals, Inc.*,†††	3	–
Total Consumer, Non-cyclical		161,288
Industrial - 4.6%
Bloom Energy Corp. — Class A*	57	4,821
Kratos Defense & Security Solutions, Inc.*	44	4,020
Fabrinet*	10	3,646
AeroVironment, Inc.*	9	2,834
Sterling Infrastructure, Inc.*	8	2,718
SPX Technologies, Inc.*	13	2,428
Chart Industries, Inc.*	12	2,402
Dycom Industries, Inc.*	8	2,334
Modine Manufacturing Co.*	14	1,990
Joby Aviation, Inc.*	123	1,985
JBT Marel Corp.	14	1,966
Watts Water Technologies, Inc. — Class A	7	1,955
Primoris Services Corp.	14	1,923
Federal Signal Corp.	16	1,904
Fluor Corp.*	45	1,893
Zurn Elkay Water Solutions Corp.	40	1,881
GATX Corp.	10	1,748
Advanced Energy Industries, Inc.	10	1,701
Moog, Inc. — Class A	8	1,661
Construction Partners, Inc. — Class A*	13	1,651
Casella Waste Systems, Inc. — Class A*	17	1,613
Sanmina Corp.*	14	1,612
TTM Technologies, Inc.*	27	1,555
UFP Industries, Inc.	16	1,496
Itron, Inc.*	12	1,495
ESCO Technologies, Inc.	7	1,478
Mirion Technologies, Inc.*	63	1,465
Badger Meter, Inc.	8	1,429
Archer Aviation, Inc. — Class A*	147	1,408
Enpro, Inc.	6	1,356
Frontdoor, Inc.*	20	1,346
Belden, Inc.	11	1,323
Granite Construction, Inc.	12	1,316
NuScale Power Corp.*	34	1,224
Arcosa, Inc.	13	1,218
Knife River Corp.*	15	1,153
EnerSys	10	1,130
Golar LNG Ltd.	27	1,091
Mercury Systems, Inc.*	14	1,084
Argan, Inc.	4	1,080
Mueller Water Products, Inc. — Class A	42	1,072
Franklin Electric Company, Inc.	11	1,047
Plexus Corp.*	7	1,013
Novanta, Inc.*	10	1,001
OSI Systems, Inc.*	4	997
Atmus Filtration Technologies, Inc.	22	992
Exponent, Inc.	14	973
CSW Industrials, Inc.	4	971
Terex Corp.	18	923
Powell Industries, Inc.	3	914
AAR Corp.*	10	897
Kadant, Inc.	3	893
Matson, Inc.	9	887
AZZ, Inc.	8	873
MYR Group, Inc.*	4	832
IES Holdings, Inc.*	2	795
Tutor Perini Corp.*	12	787
Boise Cascade Co.	10	773
Griffon Corp.	10	762
Materion Corp.	6	725
American Superconductor Corp.*	12	713
Cactus, Inc. — Class A	18	710
Scorpio Tankers, Inc.	12	673
RXO, Inc.*	43	661
Xometry, Inc. — Class A*	12	654
Standex International Corp.	3	636
Trinity Industries, Inc.	22	617
Enerpac Tool Group Corp.	15	615
Alamo Group, Inc.	3	573
Atkore, Inc.	9	565
Hub Group, Inc. — Class A	16	551
Knowles Corp.*	23	536
O-I Glass, Inc.*	41	532
Hillenbrand, Inc.	19	514
International Seaways, Inc.	11	507
Gibraltar Industries, Inc.*	8	502

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Industrial - 4.6% (continued)
Vishay Intertechnology, Inc.	32	490
Hillman Solutions Corp.*	53	487
Helios Technologies, Inc.	9	469
Tecnoglass, Inc.	7	468
PureCycle Technologies, Inc.*	35	460
Energizer Holdings, Inc.	18	448
Masterbrand, Inc.*	34	448
Worthington Enterprises, Inc.	8	444
Enovix Corp.*	44	439
Albany International Corp. — Class A	8	426
Bel Fuse, Inc. — Class B	3	423
Lindsay Corp.	3	422
ArcBest Corp.	6	419
Kennametal, Inc.	20	419
Greif, Inc. — Class A	7	418
CECO Environmental Corp.*	8	410
DHT Holdings, Inc.	34	406
Tennant Co.	5	405
Centuri Holdings, Inc.*	19	402
Werner Enterprises, Inc.	15	395
World Kinect Corp.	15	389
Napco Security Technologies, Inc.	9	387
Benchmark Electronics, Inc.	10	385
nLight, Inc.*	13	385
Ducommun, Inc.*	4	385
Greenbrier Companies, Inc.	8	370
Astronics Corp.*	8	365
Applied Optoelectronics, Inc.*	14	363
DXP Enterprises, Inc.*	3	357
Janus International Group, Inc.*	36	355
TriMas Corp.	9	348
CTS Corp.	8	320
NANO Nuclear Energy, Inc.*	8	308
Intuitive Machines, Inc.*	29	305
Teekay Tankers Ltd. — Class A	6	303
Proto Labs, Inc.*	6	300
Vicor Corp.*	6	298
Dorian LPG Ltd.	10	298
Cadre Holdings, Inc.	8	292
Limbach Holdings, Inc.*	3	291
Astec Industries, Inc.	6	289
Gorman-Rupp Co.	6	278
Worthington Steel, Inc.	9	273
American Woodmark Corp.*	4	267
Amprius Technologies, Inc.*	25	263
Apogee Enterprises, Inc.	6	262
Enviri Corp.*	20	254
Montrose Environmental Group, Inc.*	9	247
SFL Corporation Ltd.	32	241
Thermon Group Holdings, Inc.*	9	240
Evolv Technologies Holdings, Inc.*	31	234
Uniti Group, Inc.*	38	233
Energy Recovery, Inc.*	14	216
Great Lakes Dredge & Dock Corp.*	18	216
Red Cat Holdings, Inc.*	20	207
FLEX LNG Ltd.	8	202
Power Solutions International, Inc.*	2	196
Insteel Industries, Inc.	5	192
Kimball Electronics, Inc.*	6	179
Allient, Inc.	4	179
Sturm Ruger & Company, Inc.	4	174
Nordic American Tankers Ltd.	55	173
Marten Transport Ltd.	16	171
Bowman Consulting Group Ltd.*	4	170
Myers Industries, Inc.	10	169
Metallus, Inc.*	10	165
LSI Industries, Inc.	7	165
Graham Corp.*	3	165
Genco Shipping & Trading Ltd.	9	160
Ryerson Holding Corp.	7	160
NWPX Infrastructure, Inc.*	3	159
Ichor Holdings Ltd.*	9	158
Forward Air Corp.*	6	154
Ardagh Metal Packaging S.A.	37	148
Costamare, Inc.	12	143
Navigator Holdings Ltd.	9	139
Willis Lease Finance Corp.	1	137
Aspen Aerogels, Inc.*	18	125
CryoPort, Inc.*	13	123
Voyager Technologies, Inc. — Class A*	4	119
Smith & Wesson Brands, Inc.	12	118
Columbus McKinnon Corp.	8	115
Teekay Corporation Ltd.	14	114
JELD-WEN Holding, Inc.*	23	113
Aebi Schmidt Holding AG	9	112
National Presto Industries, Inc.	1	112
Byrna Technologies, Inc.*	5	111
Hyster-Yale, Inc.	3	111
LSB Industries, Inc.*	14	110
Eastman Kodak Co.*	17	109
Ardmore Shipping Corp.	9	107
Lightbridge Corp.*	5	106
Standard BioTools, Inc.*	80	104
Park Aerospace Corp.	5	102
Heartland Express, Inc.	12	100
Luxfer Holdings plc	7	97
Kopin Corp.*	40	97
Olympic Steel, Inc.	3	91
Latham Group, Inc.*	12	91
TSS, Inc.*	5	91
Manitowoc Company, Inc.*	9	90
Titan America S.A.	6	90
Covenant Logistics Group, Inc. — Class A	4	87
Orion Group Holdings, Inc.*	10	83
Clearwater Paper Corp.*	4	83
MicroVision, Inc.*	66	82
Richtech Robotics, Inc. — Class B*	19	82
Redwire Corp.*	9	81
L B Foster Co. — Class A*	3	81
AerSale Corp.*	9	74
Ranpak Holdings Corp.*	13	73
Mesa Laboratories, Inc.	1	67
Safe Bulkers, Inc.	15	67
Himalaya Shipping Ltd.	8	66
NVE Corp.	1	65
Arq, Inc.*	9	64
Park-Ohio Holdings Corp.	3	64
Turtle Beach Corp.*	4	64
Greif, Inc. — Class B	1	62
908 Devices, Inc.*	7	61
Tredegar Corp.*	7	56

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Industrial - 4.6% (continued)
M-Tron Industries, Inc.*	1	55
Pure Cycle Corp.*	5	55
Mayville Engineering Company, Inc.*	4	55
Eve Holding, Inc.*	14	53
Radiant Logistics, Inc.*	9	53
Palladyne AI Corp.*	6	52
Perma-Fix Environmental Services, Inc.*	5	51
Karat Packaging, Inc.	2	50
Eastern Co.	2	47
Universal Logistics Holdings, Inc.	2	47
Gencor Industries, Inc.*	3	44
Concrete Pumping Holdings, Inc.	6	42
Proficient Auto Logistics, Inc.*	6	41
Core Molding Technologies, Inc.*	2	41
Pangaea Logistics Solutions Ltd.	8	41
Mistras Group, Inc.*	4	39
AIRO Group Holdings, Inc.*	2	38
Sight Sciences, Inc.*	11	38
KULR Technology Group, Inc.*	9	37
Smith-Midland Corp.*	1	37
Outdoor Holding Co.*	23	34
Pro-DEX, Inc.*	1	34
Omega Flex, Inc.	1	31
Energy Services of America Corp.	3	31
Costamare Bulkers Holdings Ltd.*	2	29
AirJoule Technologies Corp.*	6	28
Net Power, Inc.*	9	27
Ascent Industries Co.*	2	26
PAMT CORP*	2	23
SKYX Platforms Corp.*	16	18
Southland Holdings, Inc.*	3	13
NL Industries, Inc.	2	12
Neonode, Inc.*	3	10
Total Industrial		130,151
Technology - 2.7%
IonQ, Inc.*	74	4,551
Rambus, Inc.*	29	3,022
Rigetti Computing, Inc.*	85	2,532
CommVault Systems, Inc.*	12	2,265
D-Wave Quantum, Inc.*	82	2,026
SiTime Corp.*	6	1,808
Varonis Systems, Inc.*	30	1,724
Semtech Corp.*	23	1,643
SoundHound AI, Inc. — Class A*	99	1,592
ACI Worldwide, Inc.*	28	1,478
Maximus, Inc.	15	1,371
Qualys, Inc.*	10	1,323
Impinj, Inc.*	7	1,265
Workiva, Inc.*	14	1,205
Box, Inc. — Class A*	37	1,194
Clearwater Analytics Holdings, Inc. — Class A*	66	1,189
Silicon Laboratories, Inc.*	9	1,180
Waystar Holding Corp.*	29	1,100
SPS Commerce, Inc.*	10	1,041
Zeta Global Holdings Corp. — Class A*	51	1,013
Tenable Holdings, Inc.*	32	933
Ambarella, Inc.*	11	908
Insight Enterprises, Inc.*	8	907
Axcelis Technologies, Inc.*	9	879
Planet Labs PBC*	62	805
NCR Atleos Corp.*	20	786
Clear Secure, Inc. — Class A	23	768
FormFactor, Inc.*	21	765
WNS Holdings Ltd.*	10	763
BlackLine, Inc.*	14	743
Agilysys, Inc.*	7	737
Genius Sports Ltd.*	58	718
Synaptics, Inc.*	10	683
Alignment Healthcare, Inc.*	39	681
Quantum Computing, Inc.*	36	663
Blackbaud, Inc.*	10	643
Diodes, Inc.*	12	639
Freshworks, Inc. — Class A*	54	636
Innodata, Inc.*	8	617
DigitalOcean Holdings, Inc.*	18	615
Intapp, Inc.*	15	613
Power Integrations, Inc.	15	603
Braze, Inc. — Class A*	21	597
C3.ai, Inc. — Class A*	33	572
Kulicke & Soffa Industries, Inc.	14	569
ASGN, Inc.*	12	568
Progress Software Corp.*	12	527
AvePoint, Inc.*	35	525
Pitney Bowes, Inc.	46	525
ACM Research, Inc. — Class A*	13	509
BigBear.ai Holdings, Inc.*	77	502
NetScout Systems, Inc.*	19	491
Adeia, Inc.	29	487
Five9, Inc.*	20	484
NCR Voyix Corp.*	37	464
LiveRamp Holdings, Inc.*	17	461
AvidXchange Holdings, Inc.*	46	458
Veeco Instruments, Inc.*	15	456
CSG Systems International, Inc.	7	451
Alkami Technology, Inc.*	18	447
ACV Auctions, Inc. — Class A*	45	446
PAR Technology Corp.*	11	435
Life360, Inc.*	4	425
Vertex, Inc. — Class A*	17	421
Diebold Nixdorf, Inc.*	7	399
Photronics, Inc.*	17	390
PagerDuty, Inc.*	23	380
Ouster, Inc.*	14	379
Penguin Solutions, Inc.*	14	368
Digi International, Inc.*	10	365
Donnelley Financial Solutions, Inc.*	7	360
Pagaya Technologies Ltd. — Class A*	12	356
MaxLinear, Inc. — Class A*	22	354
Phreesia, Inc.*	15	353
Porch Group, Inc.*	21	352
Verint Systems, Inc.*	17	344
Sapiens International Corporation N.V.	8	344
Appian Corp. — Class A*	11	336
NextNav, Inc.*	23	329
Ultra Clean Holdings, Inc.*	12	327
Rapid7, Inc.*	17	319
Fastly, Inc. — Class A*	37	316

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Technology - 2.7% (continued)
Asana, Inc. — Class A*	23	307
Vimeo, Inc.*	39	302
Schrodinger Incorporated/United States*	15	301
V2X, Inc.*	5	291
PROS Holdings, Inc.*	12	275
Evolent Health, Inc. — Class A*	31	262
Navitas Semiconductor Corp.*	36	260
Amplitude, Inc. — Class A*	23	247
Cohu, Inc.*	12	244
Aehr Test Systems*	8	241
PDF Solutions, Inc.*	9	232
Yext, Inc.*	27	230
Blend Labs, Inc. — Class A*	56	204
Integral Ad Science Holding Corp.*	20	203
GigaCloud Technology, Inc. — Class A*	7	199
Alpha & Omega Semiconductor Ltd.*	7	196
I3 Verticals, Inc. — Class A*	6	195
Rezolve AI plc*	39	194
Jamf Holding Corp.*	18	193
Sprout Social, Inc. — Class A*	14	181
MeridianLink, Inc.*	9	179
Digital Turbine, Inc.*	27	173
OneSpan, Inc.	10	159
CEVA, Inc.*	6	158
Red Violet, Inc.	3	157
N-able, Inc.*	19	148
Cantaloupe, Inc.*	14	148
Consensus Cloud Solutions, Inc.*	5	147
Domo, Inc. — Class B*	9	143
Grid Dynamics Holdings, Inc.*	18	139
Cerence, Inc.*	11	137
Climb Global Solutions, Inc.	1	135
SkyWater Technology, Inc.*	7	131
IBEX Holdings Ltd.*	3	122
Xerox Holdings Corp.	32	120
Mitek Systems, Inc.*	12	117
Bandwidth, Inc. — Class A*	7	117
Conduent, Inc.*	40	112
Ibotta, Inc. — Class A*	4	111
Corsair Gaming, Inc.*	12	107
Weave Communications, Inc.*	16	107
Claritev Corp.*	2	106
Nutex Health, Inc.*	1	103
3D Systems Corp.*	35	102
Vishay Precision Group, Inc.*	3	96
Telos Corp.*	14	96
PubMatic, Inc. — Class A*	11	91
Talkspace, Inc.*	33	91
Commerce.com, Inc.*	18	90
SEMrush Holdings, Inc. — Class A*	12	85
Arteris, Inc.*	8	81
Cricut, Inc. — Class A	12	76
McGraw Hill, Inc.*	6	75
8x8, Inc.*	35	74
Unisys Corp.*	18	70
VTEX — Class A*	16	70
Blaize Holdings, Inc.*	20	69
Rimini Street, Inc.*	13	61
TruBridge, Inc.*	3	61
Simulations Plus, Inc.*	4	60
Immersion Corp.	8	59
Playtika Holding Corp.	15	58
Asure Software, Inc.*	7	57
ON24, Inc.*	10	57
Vuzix Corp.*	17	53
Health Catalyst, Inc.*	18	51
Aeluma, Inc.*	3	48
EverCommerce, Inc.*	4	45
ReposiTrak, Inc.	3	44
Omada Health, Inc.*	2	44
eGain Corp.*	5	44
Digimarc Corp.*	4	39
CS Disco, Inc.*	6	39
Definitive Healthcare Corp.*	9	37
Atomera, Inc.*	8	35
Viant Technology, Inc. — Class A*	4	35
Kaltura, Inc.*	22	32
Rackspace Technology, Inc.*	22	31
Ambiq Micro, Inc.*	1	30
Expensify, Inc. — Class A*	16	30
Richardson Electronics Ltd.	3	29
CoreCard Corp.*	1	27
WM Technology, Inc.*	23	27
Airship AI Holdings, Inc.*	5	26
CSP, Inc.	2	23
Playstudios, Inc.*	24	23
Synchronoss Technologies, Inc.*	3	18
TTEC Holdings, Inc.*	5	17
Teads Holding Co.*	10	16
Skillsoft Corp.*	1	13
Silvaco Group, Inc.*	2	11
Golden Matrix Group, Inc.*	4	5
Zspace, Inc.*	1	1
Total Technology		78,103
Consumer, Cyclical - 2.7%
FirstCash Holdings, Inc.	11	1,743
Taylor Morrison Home Corp. — Class A*	26	1,716
Resideo Technologies, Inc.*	37	1,598
Brinker International, Inc.*	12	1,520
Installed Building Products, Inc.	6	1,480
Meritage Homes Corp.	19	1,376
Boot Barn Holdings, Inc.*	8	1,326
Group 1 Automotive, Inc.	3	1,313
Asbury Automotive Group, Inc.*	5	1,222
Urban Outfitters, Inc.*	17	1,214
Kontoor Brands, Inc.	15	1,197
Cavco Industries, Inc.*	2	1,161
Champion Homes, Inc.*	15	1,146
KB Home	18	1,146
Abercrombie & Fitch Co. — Class A*	13	1,112
SkyWest, Inc.*	11	1,107
Dorman Products, Inc.*	7	1,091
Signet Jewelers Ltd.	11	1,055
Life Time Group Holdings, Inc.*	37	1,021
M/I Homes, Inc.*	7	1,011
Advance Auto Parts, Inc.	16	982
Shake Shack, Inc. — Class A*	10	936
Patrick Industries, Inc.	9	931
Rush Enterprises, Inc. — Class A	17	909
Academy Sports & Outdoors, Inc.	18	900

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Consumer, Cyclical - 2.7% (continued)
Peloton Interactive, Inc. — Class A*	99	891
PriceSmart, Inc.	7	848
Visteon Corp.	7	839
VSE Corp.	5	831
Tri Pointe Homes, Inc.*	24	815
Polaris, Inc.	14	814
Cinemark Holdings, Inc.	29	813
OPENLANE, Inc.*	28	806
Red Rock Resorts, Inc. — Class A	13	794
REV Group, Inc.	13	737
American Eagle Outfitters, Inc.	43	736
Warby Parker, Inc. — Class A*	26	717
Dana, Inc.	35	701
Hilton Grand Vacations, Inc.*	16	669
UniFirst Corp.	4	669
Green Brick Partners, Inc.*	9	665
Cheesecake Factory, Inc.	12	656
LCI Industries	7	652
Steven Madden Ltd.	19	636
Phinia, Inc.	11	632
Acushnet Holdings Corp.	8	628
Hanesbrands, Inc.*	94	619
Capri Holdings Ltd.*	31	618
National Vision Holdings, Inc.*	21	613
Six Flags Entertainment Corp.*	26	591
Wolverine World Wide, Inc.	21	576
HNI Corp.	12	562
Super Group SGHC Ltd.	42	554
Adient plc*	22	530
OneSpaWorld Holdings Ltd.	25	529
Goodyear Tire & Rubber Co.*	70	524
Blue Bird Corp.*	9	518
Brightstar Lottery plc	30	517
Atlanta Braves Holdings, Inc. — Class C*	12	499
Winmark Corp.	1	498
Madison Square Garden Entertainment Corp.*	11	498
Rush Street Interactive, Inc.*	24	492
Sonos, Inc.*	31	490
Victoria’s Secret & Co.*	18	489
Buckle, Inc.	8	469
Marriott Vacations Worldwide Corp.	7	466
Garrett Motion, Inc.	34	463
Kohl’s Corp.	29	446
Century Communities, Inc.	7	444
Sally Beauty Holdings, Inc.*	27	440
Interface, Inc. — Class A	15	434
Papa John’s International, Inc.	9	433
JetBlue Airways Corp.*	87	428
IMAX Corp.*	12	393
Steelcase, Inc. — Class A	22	379
La-Z-Boy, Inc.	11	378
United Parks & Resorts, Inc.*	7	362
Lionsgate Studios Corp.*	52	359
AMC Entertainment Holdings, Inc. — Class A*	117	339
Topgolf Callaway Brands Corp.*	35	332
Leggett & Platt, Inc.	36	319
MillerKnoll, Inc.	18	319
Monarch Casino & Resort, Inc.	3	317
MRC Global, Inc.*	22	317
LGI Homes, Inc.*	6	310
Sonic Automotive, Inc. — Class A	4	304
Gentherm, Inc.*	8	273
Fox Factory Holding Corp.*	11	267
G-III Apparel Group Ltd.*	10	266
Cracker Barrel Old Country Store, Inc.	6	264
ScanSource, Inc.*	6	264
Carter’s, Inc.	9	254
Camping World Holdings, Inc. — Class A	16	253
Standard Motor Products, Inc.	6	245
Allegiant Travel Co. — Class A*	4	243
Winnebago Industries, Inc.	7	234
ThredUp, Inc. — Class A*	24	227
Sweetgreen, Inc. — Class A*	28	223
Pursuit Attractions and Hospitality, Inc.*	6	217
indie Semiconductor, Inc. — Class A*	52	212
Daktronics, Inc.*	10	209
Dream Finders Homes, Inc. — Class A*	8	207
Microvast Holdings, Inc.*	53	204
Global Business Travel Group I*	25	202
XPEL, Inc.*	6	198
Beazer Homes USA, Inc.*	8	196
Build-A-Bear Workshop, Inc. — Class A	3	196
ODP Corp.*	7	195
Douglas Dynamics, Inc.	6	188
American Axle & Manufacturing Holdings, Inc.*	31	186
PC Connection, Inc.	3	186
Cooper-Standard Holdings, Inc.*	5	185
Sabre Corp.*	98	179
Ethan Allen Interiors, Inc.	6	177
First Watch Restaurant Group, Inc.*	11	172
Accel Entertainment, Inc.*	15	166
Sun Country Airlines Holdings, Inc.*	14	165
Bloomin’ Brands, Inc.	23	165
Malibu Boats, Inc. — Class A*	5	162
Oxford Industries, Inc.	4	162
EVgo, Inc.*	34	161
Nu Skin Enterprises, Inc. — Class A	13	158
BJ’s Restaurants, Inc.*	5	153
Ermenegildo Zegna N.V.	16	151
Arhaus, Inc.*	14	149
Global Industrial Co.	4	147
BlueLinx Holdings, Inc.*	2	146
Solid Power, Inc.*	39	135
Forestar Group, Inc.*	5	133
Savers Value Village, Inc.*	10	133
A-Mark Precious Metals, Inc.	5	129
Hovnanian Enterprises, Inc. — Class A*	1	129
Lindblad Expeditions Holdings, Inc.*	10	128
Dave & Buster’s Entertainment, Inc.*	7	127
MarineMax, Inc.*	5	127

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Consumer, Cyclical - 2.7% (continued)
Clean Energy Fuels Corp.*	47	121
Miller Industries, Inc.	3	121
Potbelly Corp.*	7	119
Kura Sushi USA, Inc. — Class A*	2	119
Golden Entertainment, Inc.	5	118
Caleres, Inc.	9	117
Aeva Technologies, Inc.*	8	116
Rush Enterprises, Inc. — Class B	2	115
Wabash National Corp.	11	109
Shoe Carnival, Inc.	5	104
Frontier Group Holdings, Inc.*	23	102
Titan Machinery, Inc.*	6	100
Hudson Technologies, Inc.*	10	99
Dine Brands Global, Inc.	4	99
Jack in the Box, Inc.*	5	99
Titan International, Inc.*	13	98
Webtoon Entertainment, Inc.*	5	97
Portillo’s, Inc. — Class A*	15	97
Arko Corp.	21	96
Marcus Corp.	6	93
Atlanta Braves Holdings, Inc. — Class A*	2	91
Haverty Furniture Companies, Inc.	4	88
Genesco, Inc.*	3	87
MasterCraft Boat Holdings, Inc.*	4	86
Motorcar Parts of America, Inc.*	5	83
Krispy Kreme, Inc.*	21	81
Petco Health & Wellness Company, Inc.*	21	81
Zumiez, Inc.*	4	78
Xperi, Inc.*	12	78
Movado Group, Inc.	4	76
Denny’s Corp.*	14	73
Strattec Security Corp.*	1	68
Methode Electronics, Inc.	9	68
El Pollo Loco Holdings, Inc.*	7	68
Lovesac Co.*	4	68
Inspired Entertainment, Inc.*	7	66
Hyliion Holdings Corp.*	33	65
RCI Hospitality Holdings, Inc.	2	61
Weyco Group, Inc.	2	60
Rocky Brands, Inc.	2	60
America’s Car-Mart, Inc.*	2	58
Xponential Fitness, Inc. — Class A*	7	55
Holley, Inc.*	16	50
Tile Shop Holdings, Inc.*	8	48
OneWater Marine, Inc. — Class A*	3	48
Livewire Group, Inc.*	10	47
Flexsteel Industries, Inc.	1	46
Starz Entertainment Corp.*	3	44
Sleep Number Corp.*	6	42
Reservoir Media, Inc.*	5	41
Johnson Outdoors, Inc. — Class A	1	40
Barnes & Noble Education, Inc.*	4	40
Escalade, Inc.	3	38
JAKKS Pacific, Inc.	2	37
J Jill, Inc.	2	34
Superior Group of Companies, Inc.	3	32
Designer Brands, Inc. — Class A	9	32
EVI Industries, Inc.	1	32
Bassett Furniture Industries, Inc.	2	31
Faraday Future Intelligent Electric, Inc.*	24	31
Citi Trends, Inc.*	1	31
Funko, Inc. — Class A*	9	31
Lakeland Industries, Inc.	2	30
Hamilton Beach Brands Holding Co. — Class A	2	29
Clarus Corp.	8	28
American Outdoor Brands, Inc.*	3	26
Virco Mfg. Corp.	3	23
Bally’s Corp.*	2	22
Luminar Technologies, Inc.*	11	21
Marine Products Corp.	2	18
Envela Corp.*	2	16
Traeger, Inc.*	9	11
Torrid Holdings, Inc.*	6	10
Total Consumer, Cyclical		77,925
Communications - 1.4%
Credo Technology Group Holding Ltd.*	40	5,824
Hims & Hers Health, Inc.*	51	2,893
EchoStar Corp. — Class A*	36	2,749
InterDigital, Inc.	7	2,417
Lumen Technologies, Inc.*	254	1,554
Applied Digital Corp.*	57	1,308
Q2 Holdings, Inc.*	17	1,231
Telephone & Data Systems, Inc.	26	1,020
Calix, Inc.*	16	982
Viasat, Inc.*	31	908
CommScope Holding Company, Inc.*	57	882
TEGNA, Inc.	43	874
Magnite, Inc.*	38	828
Cargurus, Inc.*	22	819
Viavi Solutions, Inc.*	59	749
Extreme Networks, Inc.*	35	723
Upwork, Inc.*	33	613
DigitalBridge Group, Inc.	46	538
TripAdvisor, Inc.*	31	504
Yelp, Inc. — Class A*	16	499
ePlus, Inc.	7	497
Globalstar, Inc.*	13	473
Cogent Communications Holdings, Inc.	12	460
Sphere Entertainment Co.*	7	435
Ziff Davis, Inc.*	11	419
fuboTV, Inc.*	89	369
A10 Networks, Inc.	19	345
Harmonic, Inc.*	30	305
Liberty Latin America Ltd. — Class C*	34	287
RealReal, Inc.*	25	266
Revolve Group, Inc.*	11	234
QuinStreet, Inc.*	15	232
Sprinklr, Inc. — Class A*	30	232
NETGEAR, Inc.*	7	227
IDT Corp. — Class B	4	209
Rumble, Inc.*	28	203
HealthStream, Inc.	7	198
Preformed Line Products Co.	1	196
Angi, Inc.*	12	195
Shenandoah Telecommunications Co.	14	188

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Communications - 1.4% (continued)
ADTRAN Holdings, Inc.*	20	188
Cars.com, Inc.*	15	183
Cable One, Inc.*	1	177
Stagwell, Inc.*	31	175
Powerfleet Incorporated NJ*	33	173
Altice USA, Inc. — Class A*	70	169
Liquidity Services, Inc.*	6	165
Groupon, Inc.*	7	163
BlackSky Technology, Inc.*	8	161
Figs, Inc. — Class A*	24	160
EverQuote, Inc. — Class A*	7	160
Gannett Company, Inc.*	38	157
Gogo, Inc.*	18	155
Sinclair, Inc.	10	151
Bed Bath & Beyond, Inc.*	15	147
Serve Robotics, Inc.*	12	139
Gray Media, Inc.	24	139
Scholastic Corp.	5	137
Grindr, Inc.*	9	135
Backblaze, Inc. — Class A*	14	130
Stitch Fix, Inc. — Class A*	29	126
Shutterstock, Inc.	6	125
Thryv Holdings, Inc.*	10	120
Nextdoor Holdings, Inc.*	56	117
Bumble, Inc. — Class A*	19	116
Clearfield, Inc.*	3	103
MediaAlpha, Inc. — Class A*	9	102
Ribbon Communications, Inc.*	25	95
Nexxen International Ltd.*	10	92
iHeartMedia, Inc. — Class A*	32	92
Spok Holdings, Inc.	5	86
BK Technologies Corp.*	1	85
Ooma, Inc.*	7	84
OptimizeRx Corp.*	4	82
Boston Omaha Corp. — Class A*	6	78
National CineMedia, Inc.	17	77
AMC Networks, Inc. — Class A*	9	74
WideOpenWest, Inc.*	14	72
Aviat Networks, Inc.*	3	69
LifeMD, Inc.*	10	68
Frequency Electronics, Inc.*	2	68
Liberty Latin America Ltd. — Class A*	8	66
Anterix, Inc.*	3	64
Satellogic, Inc. — Class A*	18	59
Getty Images Holdings, Inc.*	29	57
Open Lending Corp. — Class A*	27	57
Eventbrite, Inc. — Class A*	20	50
CuriosityStream, Inc.	9	48
ATN International, Inc.	3	45
Inseego Corp.*	3	45
Lands’ End, Inc.*	3	42
EW Scripps Co. — Class A*	17	42
TechTarget, Inc.*	7	41
Entravision Communications Corp. — Class A	17	40
Advantage Solutions, Inc.*	25	38
Tucows, Inc. — Class A*	2	37
Gambling.com Group Ltd.*	4	33
Gaia, Inc.*	5	30
AudioEye, Inc.*	2	28
1-800-Flowers.com, Inc. — Class A*	6	28
Crexendo, Inc.*	4	26
Newsmax, Inc.*	2	25
Triller Group, Inc.*	27	22
BARK, Inc.*	25	21
Nerdy, Inc.*	16	20
Travelzoo*	2	20
Arena Group Holdings, Inc.*	3	16
Total Communications		39,980
Energy - 1.3%
NEXTracker, Inc. — Class A*	39	2,886
Magnolia Oil & Gas Corp. — Class A	50	1,194
Core Natural Resources, Inc.	14	1,169
Archrock, Inc.	44	1,158
CNX Resources Corp.*	36	1,156
Murphy Oil Corp.	36	1,023
Sunrun, Inc.*	56	968
Noble Corporation plc	34	962
California Resources Corp.	18	957
Warrior Met Coal, Inc.	14	891
Peabody Energy Corp.	33	875
Valaris Ltd.*	17	829
Eos Energy Enterprises, Inc.*	68	775
SM Energy Co.	30	749
Tidewater, Inc.*	14	747
Gulfport Energy Corp.*	4	724
Transocean Ltd.*	227	708
PBF Energy, Inc. — Class A	23	694
Plug Power, Inc.*	291	678
Kodiak Gas Services, Inc.	17	628
Northern Oil & Gas, Inc.	25	620
Oceaneering International, Inc.*	25	619
Helmerich & Payne, Inc.	26	574
Liberty Energy, Inc. — Class A	42	518
Delek US Holdings, Inc.	16	516
Seadrill Ltd.*	17	514
Kinetik Holdings, Inc. — Class A	12	513
Par Pacific Holdings, Inc.*	14	496
Alpha Metallurgical Resources, Inc.*	3	492
Patterson-UTI Energy, Inc.	94	487
Crescent Energy Co. — Class A	48	428
DNOW, Inc.*	28	427
Solaris Energy Infrastructure, Inc. — Class A	10	400
Comstock Resources, Inc.*	20	397
Sable Offshore Corp.*	20	349
Array Technologies, Inc.*	41	334
Shoals Technologies Group, Inc. — Class A*	45	334
Expro Group Holdings N.V.*	28	333
Talos Energy, Inc.*	32	307
CVR Energy, Inc.*	8	292
Bristow Group, Inc.*	8	289
Select Water Solutions, Inc. — Class A	25	267
Ramaco Resources, Inc. — Class A*	8	265
REX American Resources Corp.*	8	245
NextDecade Corp.*	36	244
Helix Energy Solutions Group, Inc.*	37	243
Atlas Energy Solutions, Inc.	21	239
Fluence Energy, Inc.*	20	216
Diversified Energy Company plc	15	210
Kosmos Energy Ltd.*	126	209

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Energy - 1.3% (continued)
Aris Water Solutions, Inc. — Class A	8	197
TETRA Technologies, Inc.*	34	196
ASP Isotopes, Inc.*	20	192
SunCoke Energy, Inc.	23	188
Vitesse Energy, Inc.	8	186
Innovex International, Inc.*	10	185
National Energy Services Reunited Corp.*	16	164
Nabors Industries Ltd.*	4	164
Borr Drilling Ltd.*	60	161
Core Laboratories, Inc.	13	161
Hallador Energy Co.*	8	157
Excelerate Energy, Inc. — Class A	6	151
Green Plains, Inc.*	17	150
Vital Energy, Inc.*	8	135
Gevo, Inc.*	62	122
ProPetro Holding Corp.*	22	115
RPC, Inc.	24	114
SandRidge Energy, Inc.	10	113
VAALCO Energy, Inc.	28	113
Riley Exploration Permian, Inc.	4	108
New Fortress Energy, Inc.*	45	100
Oil States International, Inc.*	16	97
BKV Corp.*	4	93
Matrix Service Co.*	7	92
Natural Gas Services Group, Inc.	3	84
Granite Ridge Resources, Inc.	15	81
Forum Energy Technologies, Inc.*	3	80
Berry Corp.	21	79
Flowco Holdings, Inc. — Class A	5	74
Ranger Energy Services, Inc. — Class A	5	70
T1 Energy, Inc.*	30	65
Summit Midstream Corp.*	3	62
Flotek Industries, Inc.*	4	58
Infinity Natural Resources, Inc. — Class A*	4	52
Kolibri Global Energy, Inc.*	9	50
W&T Offshore, Inc.	26	47
DMC Global, Inc.*	5	42
NACCO Industries, Inc. — Class A	1	42
SEACOR Marine Holdings, Inc.*	6	39
Evolution Petroleum Corp.	8	39
Montauk Renewables, Inc.*	18	36
HighPeak Energy, Inc.	5	35
Complete Solaria, Inc.*	16	28
FutureFuel Corp.	7	27
Epsilon Energy Ltd.	5	25
Empire Petroleum Corp.*	4	18
Mammoth Energy Services, Inc.*	6	14
OPAL Fuels, Inc. — Class A*	6	13
Prairie Operating Co.*	6	12
ProFrac Holding Corp. — Class A*	3	11
NextNRG, Inc.*	5	9
Verde Clean Fuels, Inc.*	1	3
Total Energy		35,797
Basic Materials - 1.0%
Coeur Mining, Inc.*	172	3,227
Hecla Mining Co.	160	1,936
Commercial Metals Co.	31	1,776
Uranium Energy Corp.*	114	1,521
Balchem Corp.	9	1,351
SSR Mining, Inc.*	54	1,319
Centrus Energy Corp. — Class A*	4	1,240
Cabot Corp.	15	1,141
Sensient Technologies Corp.	11	1,032
Hawkins, Inc.	5	914
HB Fuller Co.	15	889
Energy Fuels, Inc.*	56	859
Perimeter Solutions, Inc.*	37	828
Avient Corp.	25	824
Novagold Resources, Inc.*	81	713
Chemours Co.	40	634
Constellium SE*	38	565
Minerals Technologies, Inc.	9	559
Ingevity Corp.*	10	552
Innospec, Inc.	7	540
Quaker Chemical Corp.	4	527
Century Aluminum Co.*	14	411
Perpetua Resources Corp.*	20	405
Rogers Corp.*	5	402
Sylvamo Corp.	9	398
United States Lime & Minerals, Inc.	3	395
Calumet, Inc.*	18	328
Kaiser Aluminum Corp.	4	309
Ivanhoe Electric Incorporated / US*	23	289
Stepan Co.	6	286
Ecovyst, Inc.*	29	254
MAC Copper Ltd. — Class A*	16	195
Oil-Dri Corporation of America	3	183
Compass Minerals International, Inc.*	9	173
Encore Energy Corp.*	50	160
Mativ Holdings, Inc.	14	158
US Antimony Corp.*	25	155
Ferroglobe plc	32	146
Caledonia Mining Corporation plc	4	145
Koppers Holdings, Inc.	5	140
AdvanSix, Inc.	7	136
Tronox Holdings plc — Class A	32	129
Rayonier Advanced Materials, Inc.*	17	123
Orion S.A.	15	114
American Battery Technology Co.*	22	107
Magnera Corp.*	9	105
Dakota Gold Corp.*	23	105
Idaho Strategic Resources, Inc.*	3	101
NioCorp Developments Ltd.*	14	93
Intrepid Potash, Inc.*	3	92
Critical Metals Corp.*	9	56
Codexis, Inc.*	22	54
Contango ORE, Inc.*	2	50
US Gold Corp.*	3	49
Vox Royalty Corp.	11	47
Friedman Industries, Inc.	2	44
American Vanguard Corp.*	7	40
Lifezone Metals Ltd.*	7	38
Kronos Worldwide, Inc.	6	34
Trinseo plc	9	21

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 26.5% (continued)
Basic Materials - 1.0% (continued)
Valhi, Inc.	1	16
Total Basic Materials		29,433
Utilities - 0.9%
Oklo, Inc.*	29	3,237
Ormat Technologies, Inc.	16	1,540
TXNM Energy, Inc.	26	1,470
Southwest Gas Holdings, Inc.	17	1,332
Portland General Electric Co.	30	1,320
Brookfield Infrastructure Corp. — Class A	32	1,316
Spire, Inc.	16	1,304
New Jersey Resources Corp.	27	1,300
ONE Gas, Inc.	16	1,295
Black Hills Corp.	20	1,232
ALLETE, Inc.	16	1,062
Northwestern Energy Group, Inc.	17	996
MGE Energy, Inc.	10	842
Avista Corp.	22	832
Otter Tail Corp.	10	820
Chesapeake Utilities Corp.	6	808
California Water Service Group	16	734
American States Water Co.	10	733
Hawaiian Electric Industries, Inc.*	47	519
Northwest Natural Holding Co.	11	494
H2O America	9	438
Ameresco, Inc. — Class A*	9	302
Middlesex Water Co.	5	271
Unitil Corp.	4	192
Consolidated Water Company Ltd.	4	141
York Water Co.	4	122
Genie Energy Ltd. — Class B	6	90
RGC Resources, Inc.	2	45
Global Water Resources, Inc.	3	31
Total Utilities		24,818
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	8	368
Total Common Stocks
(Cost $627,119)		757,099

RIGHTS†† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	69	–
Sanofi SA	15	–
Tobira Therapeutics, Inc.*,†††	8	–
Novartis AG *,†††	35	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $14)		–

EXCHANGE-TRADED FUNDS***,† - 32.0%
Vanguard Russell 2000 ETF	4,679	457,700
iShares Russell 2000 Index ETF	1,889	457,062
Total Exchange-Traded Funds
(Cost $827,474)		914,762

MUTUAL FUNDS† - 12.1%
Guggenheim Strategy Fund II1	7,026	174,796
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	17,110	172,298
Total Mutual Funds
(Cost $341,275)		347,094

	Face Amount
U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
3.93% due 10/14/25[2,3]	$55,000	54,920
Total U.S. Treasury Bills
(Cost $54,919)		54,920

REPURCHASE AGREEMENTS††,4 - 20.6%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	343,197	343,197
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	246,952	246,952
Total Repurchase Agreements
(Cost $590,149)		590,149
Total Investments - 93.1%
(Cost $2,440,950)		$2,664,024
Other Assets & Liabilities, net - 6.9%		197,253
Total Net Assets - 100.0%		$2,861,277

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Dec 2025	$736,710	$9,013

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	260	$632,963	$391
Barclays Bank plc	Russell 2000 Index	Pay	4.88% (SOFR + 0.75%)	At Maturity	11/20/25	230	560,786	346
Goldman Sachs International	Russell 2000 Index	Pay	4.44% (Federal Funds Rate + 0.35%)	At Maturity	11/19/25	283	688,805	(5,851)
							$1,882,554	$(5,114)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$757,099	$—		$—	*	$757,099
Rights	—	—	*	—	*	—
Exchange-Traded Funds	914,762	—		—		914,762
Mutual Funds	347,094	—		—		347,094
U.S. Treasury Bills	—	54,920		—		54,920
Repurchase Agreements	—	590,149		—		590,149
Equity Futures Contracts**	9,013	—		—		9,013
Equity Index Swap Agreements**	—	737		—		737
Total Assets	$2,027,968	$645,806		$—		$2,673,774

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$5,851	$—	$5,851

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$244,585	$–	$(70,000)	$310	$(99)	$174,796	7,026	$9,029
Guggenheim Ultra Short Duration Fund — Institutional Class	380,753	–	(210,000)	4,172	(2,627)	172,298	17,110	9,274
	$625,338	$–	$(280,000)	$4,482	$(2,726)	$347,094		$18,303

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS***,† - 7.8%
Vanguard Russell 2000 ETF	2,308	225,768
iShares Russell 2000 Index ETF	932	225,507
Total Exchange-Traded Funds
(Cost $408,358)		451,275

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 28.4%
Federal Home Loan Bank
4.00% due 10/08/25[1]	$750,000	749,427
Federal Farm Credit Bank
4.01% due 11/20/25[1]	600,000	596,658
Freddie Mac
4.03% due 10/20/25[1]	300,000	299,362
Total Federal Agency Discount Notes
(Cost $1,645,437)		1,645,447

U.S. TREASURY BILLS†† - 14.9%
U.S. Treasury Bills
4.01% due 10/02/25[1]	600,000	599,933
3.85% due 12/18/25[1]	150,000	148,743
3.93% due 10/14/25[1,2]	64,000	63,907
3.88% due 12/18/25[1,3]	50,000	49,581
Total U.S. Treasury Bills
(Cost $862,167)		862,164

REPURCHASE AGREEMENTS††,4 - 31.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	1,048,011	1,048,011
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	754,113	754,113
Total Repurchase Agreements
(Cost $1,802,124)		1,802,124
Total Investments - 82.2%
(Cost $4,718,086)		$4,761,010
Other Assets & Liabilities, net - 17.8%		1,032,433
Total Net Assets - 100.0%		$5,793,443

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	9	Dec 2025	$1,105,065	$(8,305)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	4.88% (SOFR + 0.75%)	At Maturity	11/20/25	1,064	$2,592,304	$1,601
BNP Paribas	Russell 2000 Index	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	409	995,544	616
Goldman Sachs International	Russell 2000 Index	Pay	4.44% (Federal Funds Rate + 0.35%)	At Maturity	11/19/25	2,639	6,429,727	(54,928)
							$10,017,575	$(52,711)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	451,275	—	—		451,275
Federal Agency Discount Notes	—	1,645,447	—		1,645,447
U.S. Treasury Bills	—	862,164	—		862,164
Repurchase Agreements	—	1,802,124	—		1,802,124
Equity Index Swap Agreements**	—	2,217	—		2,217
Total Assets	$451,275	$4,311,952	$—		$4,763,227

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$8,305	$—	$—	$8,305
Equity Index Swap Agreements**	—	54,928	—	54,928
Total Liabilities	$8,305	$54,928	$—	$63,233

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 85.0%
Technology - 28.1%
NVIDIA Corp.	39,658	$7,399,390
Microsoft Corp.	12,081	6,257,354
Apple, Inc.	24,120	6,141,676
Broadcom, Inc.	7,645	2,522,162
Oracle Corp.	2,693	757,379
Palantir Technologies, Inc. — Class A*	3,695	674,042
International Business Machines Corp.	1,514	427,190
Advanced Micro Devices, Inc.*	2,638	426,802
Salesforce, Inc.	1,554	368,298
ServiceNow, Inc.*	338	311,055
Intuit, Inc.	453	309,358
Micron Technology, Inc.	1,819	304,355
QUALCOMM, Inc.	1,753	291,629
Lam Research Corp.	2,057	275,432
Texas Instruments, Inc.	1,478	271,553
Applied Materials, Inc.	1,304	266,981
Accenture plc — Class A	1,012	249,559
Adobe, Inc.*	689	243,045
Intel Corp.*	7,114	238,675
KLA Corp.	214	230,820
Crowdstrike Holdings, Inc. — Class A*	405	198,604
Analog Devices, Inc.	807	198,280
Cadence Design Systems, Inc.*	443	155,608
Synopsys, Inc.*	301	148,510
Fiserv, Inc.*	884	113,974
Autodesk, Inc.*	348	110,549
NXP Semiconductor N.V.	410	93,369
Fortinet, Inc.*	1,059	89,041
Roper Technologies, Inc.	175	87,271
Workday, Inc. — Class A*	351	84,496
Seagate Technology Holdings plc	346	81,677
Datadog, Inc. — Class A*	525	74,760
Electronic Arts, Inc.	366	73,822
Take-Two Interactive Software, Inc.*	282	72,858
Monolithic Power Systems, Inc.	78	71,810
MSCI, Inc. — Class A	126	71,494
Dell Technologies, Inc. — Class C	493	69,893
Western Digital Corp.	564	67,714
Paychex, Inc.	527	66,803
Fair Isaac Corp.*	39	58,365
Microchip Technology, Inc.	877	56,321
Fidelity National Information Services, Inc.	849	55,983
Cognizant Technology Solutions Corp. — Class A	794	53,254
Hewlett Packard Enterprise Co.	2,133	52,386
Broadridge Financial Solutions, Inc.	190	45,252
HP, Inc.	1,527	41,580
PTC, Inc.*	195	39,589
Leidos Holdings, Inc.	209	39,493
Super Micro Computer, Inc.*	815	39,071
NetApp, Inc.	325	38,499
Tyler Technologies, Inc.*	70	36,621
Teradyne, Inc.	259	35,649
ON Semiconductor Corp.*	665	32,791
Gartner, Inc.*	123	32,333
Zebra Technologies Corp. — Class A*	83	24,664
Skyworks Solutions, Inc.	241	18,552
Dayforce, Inc.*	260	17,911
Akamai Technologies, Inc.*	233	17,652
Jack Henry & Associates, Inc.	118	17,574
Paycom Software, Inc.	81	16,859
EPAM Systems, Inc.*	91	13,722
Total Technology		30,681,409
Communications - 14.1%
Amazon.com, Inc.*	15,772	3,463,058
Meta Platforms, Inc. — Class A	3,525	2,588,690
Alphabet, Inc. — Class A	9,454	2,298,267
Alphabet, Inc. — Class C	7,590	1,848,544
Netflix, Inc.*	691	828,454
Cisco Systems, Inc.	6,436	440,351
Walt Disney Co.	2,922	334,569
Uber Technologies, Inc.*	3,389	332,020
AT&T, Inc.	11,622	328,205
AppLovin Corp. — Class A*	437	314,002
Verizon Communications, Inc.	6,853	301,190
Booking Holdings, Inc.	53	286,161
Arista Networks, Inc.*	1,675	244,064
Palo Alto Networks, Inc.*	1,086	221,131
T-Mobile US, Inc.	787	188,392
Comcast Corp. — Class A	5,986	188,080
Robinhood Markets, Inc. — Class A*	1,250	178,975
DoorDash, Inc. — Class A*	602	163,738
Motorola Solutions, Inc.	271	123,926
Corning, Inc.	1,267	103,932
Airbnb, Inc. — Class A*	697	84,630
Warner Bros Discovery, Inc.*	4,022	78,550
eBay, Inc.	743	67,576
Charter Communications, Inc. — Class A*	151	41,541
Expedia Group, Inc.	192	41,040
VeriSign, Inc.	137	38,301
Trade Desk, Inc. — Class A*	724	35,483
CDW Corp.	213	33,927
GoDaddy, Inc. — Class A*	225	30,787
F5, Inc.*	93	30,057
Gen Digital, Inc.	911	25,863
Omnicom Group, Inc.	315	25,682
Fox Corp. — Class A	341	21,503
News Corp. — Class A	612	18,794
FactSet Research Systems, Inc.	61	17,476
Interpublic Group of Companies, Inc.	595	16,607
Match Group, Inc.	391	13,810
Fox Corp. — Class B	241	13,807
Paramount Skydance Corp. — Class B	502	9,498
News Corp. — Class B	202	6,979
Total Communications		15,427,660
Financial - 12.2%
Berkshire Hathaway, Inc. — Class B*	2,980	1,498,165
JPMorgan Chase & Co.	4,469	1,409,657

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Financial - 12.2% (continued)
Visa, Inc. — Class A	2,761	$942,550
Mastercard, Inc. — Class A	1,342	763,343
Bank of America Corp.	11,074	571,308
Wells Fargo & Co.	5,207	436,451
Goldman Sachs Group, Inc.	492	391,804
Morgan Stanley	1,972	313,469
Citigroup, Inc.	2,992	303,688
American Express Co.	882	292,965
Blackrock, Inc.	234	272,814
Charles Schwab Corp.	2,773	264,738
Progressive Corp.	953	235,343
Capital One Financial Corp.	1,039	220,871
Blackstone, Inc. — Class A	1,198	204,679
Welltower, Inc. REIT	1,087	193,638
Prologis, Inc. REIT	1,508	172,696
Chubb Ltd.	603	170,197
Marsh & McLennan Companies, Inc.	799	161,022
CME Group, Inc. — Class A	586	158,331
Intercontinental Exchange, Inc.	930	156,686
American Tower Corp. — Class A REIT	761	146,356
KKR & Company, Inc. — Class A	1,115	144,894
Arthur J Gallagher & Co.	417	129,162
PNC Financial Services Group, Inc.	640	128,595
Bank of New York Mellon Corp.	1,146	124,868
Aon plc — Class A	350	124,803
Equinix, Inc. REIT	159	124,535
Coinbase Global, Inc. — Class A*	368	124,196
U.S. Bancorp	2,529	122,227
Travelers Companies, Inc.	366	102,195
Apollo Global Management, Inc.	748	99,686
Simon Property Group, Inc. REIT	531	99,653
Truist Financial Corp.	2,096	95,829
Allstate Corp.	428	91,870
Realty Income Corp. REIT	1,486	90,334
Digital Realty Trust, Inc. REIT	521	90,071
Aflac, Inc.	782	87,349
Ameriprise Financial, Inc.	153	75,161
CBRE Group, Inc. — Class A*	476	74,998
MetLife, Inc.	908	74,792
Public Storage REIT	257	74,234
American International Group, Inc.	900	70,686
Crown Castle, Inc. REIT	708	68,315
Nasdaq, Inc.	737	65,188
Hartford Insurance Group, Inc.	457	60,959
Prudential Financial, Inc.	572	59,339
CoStar Group, Inc.*	689	58,131
VICI Properties, Inc. REIT	1,733	56,513
Willis Towers Watson plc	159	54,927
Arch Capital Group Ltd.	604	54,801
State Street Corp.	461	53,481
Ventas, Inc. REIT	739	51,723
M&T Bank Corp.	254	50,195
Interactive Brokers Group, Inc. — Class A	724	49,818
Raymond James Financial, Inc.	288	49,709
Iron Mountain, Inc. REIT	480	48,931
Extra Space Storage, Inc. REIT	345	48,624
Fifth Third Bancorp	1,076	47,936
Brown & Brown, Inc.	476	44,644
AvalonBay Communities, Inc. REIT	231	44,622
Synchrony Financial	605	42,985
Northern Trust Corp.	311	41,861
Cboe Global Markets, Inc.	170	41,693
Huntington Bancshares, Inc.	2,383	41,154
Cincinnati Financial Corp.	254	40,157
Regions Financial Corp.	1,450	38,236
W R Berkley Corp.	487	37,314
Citizens Financial Group, Inc.	701	37,265
T. Rowe Price Group, Inc.	357	36,642
Equity Residential REIT	565	36,573
SBA Communications Corp. REIT	175	33,836
Weyerhaeuser Co. REIT	1,173	29,079
KeyCorp	1,515	28,315
Essex Property Trust, Inc. REIT	105	28,104
Loews Corp.	276	27,708
Principal Financial Group, Inc.	329	27,277
Invitation Homes, Inc. REIT	917	26,896
Mid-America Apartment Communities, Inc. REIT	190	26,549
Kimco Realty Corp. REIT	1,101	24,057
Everest Group Ltd.	68	23,816
Healthpeak Properties, Inc. REIT	1,129	21,620
Alexandria Real Estate Equities, Inc. REIT	253	21,085
Regency Centers Corp. REIT	266	19,391
Globe Life, Inc.	132	18,872
Camden Property Trust REIT	174	18,580
UDR, Inc. REIT	490	18,257
BXP, Inc. REIT	239	17,767
Assurant, Inc.	82	17,761
Host Hotels & Resorts, Inc. REIT	1,039	17,684
Invesco Ltd.	725	16,632
Erie Indemnity Co. — Class A	41	13,045
Federal Realty Investment Trust REIT	128	12,968
Franklin Resources, Inc.	498	11,519
Total Financial		13,293,463
Consumer, Non-cyclical - 11.5%
Eli Lilly & Co.	1,292	985,796
Johnson & Johnson	3,914	725,734
AbbVie, Inc.	2,871	664,751
Procter & Gamble Co.	3,807	584,946
UnitedHealth Group, Inc.	1,472	508,282
Coca-Cola Co.	6,295	417,484
Philip Morris International, Inc.	2,530	410,366
Abbott Laboratories	2,829	378,916
Merck & Company, Inc.	4,060	340,756
PepsiCo, Inc.	2,225	312,479
Thermo Fisher Scientific, Inc.	614	297,802
Intuitive Surgical, Inc.*	583	260,735
S&P Global, Inc.	508	247,249
Amgen, Inc.	875	246,925
Pfizer, Inc.	9,241	235,461
Boston Scientific Corp.*	2,408	235,093
Gilead Sciences, Inc.	2,017	223,887
Stryker Corp.	559	206,645

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Consumer, Non-cyclical - 11.5% (continued)
Danaher Corp.	1,036	$205,397
Medtronic plc	2,082	198,290
Automatic Data Processing, Inc.	658	193,123
Altria Group, Inc.	2,730	180,344
Vertex Pharmaceuticals, Inc.*	417	163,314
McKesson Corp.	202	156,053
CVS Health Corp.	2,061	155,379
Bristol-Myers Squibb Co.	3,308	149,191
Mondelez International, Inc. — Class A	2,103	131,374
Cigna Group	434	125,101
Moody’s Corp.	251	119,596
Elevance Health, Inc.	366	118,262
Cintas Corp.	557	114,330
HCA Healthcare, Inc.	266	113,369
Zoetis, Inc.	720	105,350
Colgate-Palmolive Co.	1,314	105,041
PayPal Holdings, Inc.*	1,553	104,144
Quanta Services, Inc.	242	100,290
United Rentals, Inc.	105	100,239
Cencora, Inc. — Class A	315	98,447
Regeneron Pharmaceuticals, Inc.	166	93,337
Becton Dickinson & Co.	466	87,221
IDEXX Laboratories, Inc.*	130	83,056
Monster Beverage Corp.*	1,159	78,012
Corteva, Inc.	1,104	74,664
Edwards Lifesciences Corp.*	954	74,193
Kimberly-Clark Corp.	539	67,019
Kroger Co.	989	66,668
ResMed, Inc.	238	65,148
Block, Inc. — Class A*	893	64,537
Sysco Corp.	776	63,896
Cardinal Health, Inc.	388	60,900
Agilent Technologies, Inc.	462	59,298
Verisk Analytics, Inc. — Class A	227	57,093
Keurig Dr Pepper, Inc.	2,208	56,326
GE HealthCare Technologies, Inc.	742	55,724
IQVIA Holdings, Inc.*	276	52,423
Equifax, Inc.	201	51,563
Humana, Inc.	195	50,733
Kenvue, Inc.	3,119	50,621
Archer-Daniels-Midland Co.	781	46,657
Hershey Co.	241	45,079
General Mills, Inc.	869	43,815
Dexcom, Inc.*	637	42,864
STERIS plc	160	39,590
Labcorp Holdings, Inc.	135	38,753
Kraft Heinz Co.	1,385	36,065
Kellanova	437	35,843
Insulet Corp.*	114	35,195
Church & Dwight Company, Inc.	396	34,701
Quest Diagnostics, Inc.	182	34,686
Estee Lauder Companies, Inc. — Class A	381	33,574
Biogen, Inc.*	238	33,339
Corpay, Inc.*	115	33,127
Global Payments, Inc.	394	32,733
Zimmer Biomet Holdings, Inc.	322	31,717
Constellation Brands, Inc. — Class A	232	31,244
West Pharmaceutical Services, Inc.	117	30,693
Waters Corp.*	97	29,082
McCormick & Company, Inc.	411	27,500
Centene Corp.*	758	27,045
Rollins, Inc.	457	26,844
Tyson Foods, Inc. — Class A	464	25,195
Clorox Co.	199	24,537
Hologic, Inc.*	362	24,431
Incyte Corp.*	267	22,644
Cooper Companies, Inc.*	324	22,213
Avery Dennison Corp.	127	20,596
Baxter International, Inc.	835	19,013
Universal Health Services, Inc. — Class B	92	18,808
J M Smucker Co.	173	18,788
Viatris, Inc.	1,895	18,761
Bunge Global S.A.	228	18,525
Solventum Corp.*	240	17,520
Molina Healthcare, Inc.*	88	16,840
Revvity, Inc.	189	16,566
Moderna, Inc.*	563	14,542
Conagra Brands, Inc.	779	14,264
Bio-Techne Corp.	255	14,186
Align Technology, Inc.*	110	13,774
Lamb Weston Holdings, Inc.	226	13,126
Charles River Laboratories International, Inc.*	80	12,517
Molson Coors Beverage Co. — Class B	275	12,444
Hormel Foods Corp.	474	11,727
Henry Schein, Inc.*	168	11,150
The Campbell’s Co.	320	10,106
Brown-Forman Corp. — Class B	286	7,745
DaVita, Inc.*	58	7,706
Total Consumer, Non-cyclical		12,530,243
Consumer, Cyclical - 7.1%
Tesla, Inc.*	4,561	2,028,368
Walmart, Inc.	7,134	735,230
Costco Wholesale Corp.	721	667,379
Home Depot, Inc.	1,617	655,192
McDonald’s Corp.	1,160	352,512
TJX Companies, Inc.	1,813	262,051
Lowe’s Companies, Inc.	911	228,943
Starbucks Corp.	1,848	156,341
O’Reilly Automotive, Inc.*	1,379	148,670
NIKE, Inc. — Class B	1,931	134,649
Royal Caribbean Cruises Ltd.	411	132,992
AutoZone, Inc.*	27	115,837
Hilton Worldwide Holdings, Inc.	382	99,106
Marriott International, Inc. — Class A	366	95,321
Cummins, Inc.	224	94,611
General Motors Co.	1,547	94,320
Fastenal Co.	1,865	91,459
Chipotle Mexican Grill, Inc. — Class A*	2,179	85,395
PACCAR, Inc.	853	83,867
Ross Stores, Inc.	532	81,071

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Consumer, Cyclical - 7.1% (continued)
DR Horton, Inc.	451	$76,431
Ford Motor Co.	6,353	75,982
WW Grainger, Inc.	72	68,613
Yum! Brands, Inc.	451	68,552
Target Corp.	738	66,199
Copart, Inc.*	1,446	65,027
Delta Air Lines, Inc.	1,054	59,815
Carnival Corp.*	1,765	51,026
United Airlines Holdings, Inc.*	526	50,759
Tractor Supply Co.	861	48,965
Lennar Corp. — Class A	370	46,635
PulteGroup, Inc.	321	42,414
Live Nation Entertainment, Inc.*	256	41,830
NVR, Inc.*	5	40,173
Ulta Beauty, Inc.*	73	39,913
Williams-Sonoma, Inc.	200	39,090
Tapestry, Inc.	338	38,268
Dollar General Corp.	358	36,999
Darden Restaurants, Inc.	190	36,168
Lululemon Athletica, Inc.*	177	31,494
Genuine Parts Co.	226	31,324
Aptiv plc*	354	30,522
Dollar Tree, Inc.*	315	29,727
Southwest Airlines Co.	854	27,251
Las Vegas Sands Corp.	502	27,003
Deckers Outdoor Corp.*	241	24,430
Best Buy Company, Inc.	319	24,123
TKO Group Holdings, Inc.	112	22,620
Domino’s Pizza, Inc.	51	22,017
Ralph Lauren Corp. — Class A	63	19,754
Norwegian Cruise Line Holdings Ltd.*	735	18,103
Wynn Resorts Ltd.	137	17,573
Hasbro, Inc.	217	16,459
Pool Corp.	53	16,434
LKQ Corp.	418	12,766
MGM Resorts International*	332	11,507
CarMax, Inc.*	244	10,948
Total Consumer, Cyclical		7,730,228
Industrial - 6.3%
General Electric Co.	1,724	518,614
RTX Corp.	2,176	364,110
Caterpillar, Inc.	761	363,111
GE Vernova, Inc.	442	271,786
Boeing Co.*	1,229	265,255
Amphenol Corp. — Class A	1,984	245,520
Eaton Corporation plc	633	236,900
Union Pacific Corp.	964	227,861
Honeywell International, Inc.	1,032	217,236
Deere & Co.	409	187,019
Lockheed Martin Corp.	334	166,736
Parker-Hannifin Corp.	208	157,695
Trane Technologies plc	362	152,750
General Dynamics Corp.	410	139,810
3M Co.	866	134,386
Northrop Grumman Corp.	219	133,441
Waste Management, Inc.	602	132,940
Howmet Aerospace, Inc.	655	128,531
TransDigm Group, Inc.	92	121,258
Emerson Electric Co.	915	120,030
Johnson Controls International plc	1,064	116,987
Illinois Tool Works, Inc.	431	112,388
Norfolk Southern Corp.	365	109,650
CSX Corp.	3,030	107,595
TE Connectivity plc	480	105,374
United Parcel Service, Inc. — Class B	1,196	99,902
L3Harris Technologies, Inc.	304	92,844
Axon Enterprise, Inc.*	128	91,858
FedEx Corp.	353	83,241
Carrier Global Corp.	1,300	77,610
Republic Services, Inc. — Class A	330	75,728
AMETEK, Inc.	375	70,500
Vulcan Materials Co.	215	66,138
Garmin Ltd.	266	65,494
Rockwell Automation, Inc.	183	63,964
Martin Marietta Materials, Inc.	98	61,767
Xylem, Inc.	396	58,410
Otis Worldwide Corp.	638	58,332
Westinghouse Air Brake Technologies Corp.	278	55,731
Keysight Technologies, Inc.*	280	48,978
Ingersoll Rand, Inc.	588	48,580
EMCOR Group, Inc.	73	47,416
Teledyne Technologies, Inc.*	76	44,539
Veralto Corp.	403	42,964
Old Dominion Freight Line, Inc.	301	42,375
Mettler-Toledo International, Inc.*	33	40,511
Jabil, Inc.	174	37,788
Dover Corp.	223	37,203
Hubbell, Inc.	86	37,007
Smurfit WestRock plc	849	36,142
Packaging Corporation of America	145	31,600
Trimble, Inc.*	387	31,599
Amcor plc	3,747	30,650
Pentair plc	266	29,462
Snap-on, Inc.	85	29,455
Jacobs Solutions, Inc.	194	29,073
Lennox International, Inc.	52	27,527
Expeditors International of Washington, Inc.	221	27,092
Fortive Corp.	550	26,944
CH Robinson Worldwide, Inc.	192	25,421
Allegion plc	140	24,829
Textron, Inc.	290	24,502
Masco Corp.	340	23,933
Ball Corp.	442	22,286
Builders FirstSource, Inc.*	180	21,825
IDEX Corp.	122	19,857
Nordson Corp.	87	19,745
Stanley Black & Decker, Inc.	252	18,731
Huntington Ingalls Industries, Inc.	64	18,426
J.B. Hunt Transport Services, Inc.	124	16,637
Generac Holdings, Inc.*	95	15,903
A O Smith Corp.	186	13,654

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Industrial - 6.3% (continued)
Mohawk Industries, Inc.*	85	$10,958
Total Industrial		6,862,114
Energy - 2.5%
Exxon Mobil Corp.	6,929	781,245
Chevron Corp.	3,128	485,747
ConocoPhillips	2,030	192,018
Williams Companies, Inc.	1,985	125,750
EOG Resources, Inc.	887	99,450
Marathon Petroleum Corp.	494	95,213
Kinder Morgan, Inc.	3,178	89,969
Phillips 66	657	89,365
Valero Energy Corp.	505	85,981
Schlumberger N.V.	2,425	83,347
Baker Hughes Co.	1,602	78,050
ONEOK, Inc.	1,024	74,721
Targa Resources Corp.	350	58,639
Equities Corp.	1,014	55,192
Occidental Petroleum Corp.	1,168	55,188
Diamondback Energy, Inc.	306	43,789
Expand Energy Corp.	387	41,115
First Solar, Inc.*	174	38,372
Devon Energy Corp.	1,032	36,182
Halliburton Co.	1,386	34,096
Coterra Energy, Inc. — Class A	1,240	29,326
Texas Pacific Land Corp.	31	28,943
APA Corp.	582	14,131
Total Energy		2,715,829
Utilities - 2.0%
NextEra Energy, Inc.	3,347	252,665
Southern Co.	1,788	169,449
Constellation Energy Corp.	508	167,168
Duke Energy Corp.	1,264	156,420
Vistra Corp.	518	101,487
American Electric Power Company, Inc.	869	97,762
Sempra	1,060	95,379
Dominion Energy, Inc.	1,387	84,843
Xcel Energy, Inc.	961	77,505
Exelon Corp.	1,642	73,906
Public Service Enterprise Group, Inc.	811	67,686
Entergy Corp.	726	67,656
WEC Energy Group, Inc.	523	59,931
Consolidated Edison, Inc.	586	58,905
PG&E Corp.	3,572	53,866
NRG Energy, Inc.	314	50,852
DTE Energy Co.	337	47,662
Ameren Corp.	440	45,927
PPL Corp.	1,202	44,666
Atmos Energy Corp.	261	44,566
American Water Works Company, Inc.	317	44,123
Eversource Energy	603	42,897
CenterPoint Energy, Inc.	1,061	41,167
FirstEnergy Corp.	845	38,718
CMS Energy Corp.	487	35,678
Edison International	625	34,550
NiSource, Inc.	765	33,124
Evergy, Inc.	374	28,431
Alliant Energy Corp.	418	28,177
Pinnacle West Capital Corp.	194	17,394
AES Corp.	1,157	15,226
Total Utilities		2,177,786
Basic Materials - 1.2%
Linde plc	762	361,950
Newmont Corp.	1,785	150,493
Sherwin-Williams Co.	377	130,540
Ecolab, Inc.	415	113,652
Air Products and Chemicals, Inc.	362	98,725
Freeport-McMoRan, Inc.	2,334	91,540
DuPont de Nemours, Inc.	681	53,050
Nucor Corp.	373	50,515
International Paper Co.	858	39,811
PPG Industries, Inc.	367	38,576
Steel Dynamics, Inc.	225	31,372
Dow, Inc.	1,152	26,415
International Flavors & Fragrances, Inc.	417	25,662
CF Industries Holdings, Inc.	263	23,591
LyondellBasell Industries N.V. — Class A	418	20,499
Mosaic Co.	516	17,895
Albemarle Corp.	191	15,486
Eastman Chemical Co.	187	11,790
Total Basic Materials		1,301,562
Total Common Stocks
(Cost $70,554,252)		92,720,294

	Face Amount
U.S. TREASURY BILLS†† - 10.7%
U.S. Treasury Bills
4.02% due 10/28/25[1,2]	$10,000,000	9,969,666
3.88% due 12/18/25[1,2]	950,000	942,041
3.93% due 10/14/25[2,3]	756,000	754,897
3.85% due 12/18/25[2]	50,000	49,581
Total U.S. Treasury Bills
(Cost $11,716,337)		11,716,185

REPURCHASE AGREEMENTS††,4 - 1.2%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	739,211	739,211
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	531,911	531,911
Total Repurchase Agreements
(Cost $1,271,122)		1,271,122
Total Investments - 96.9%
(Cost $83,541,711)		$105,707,601
Other Assets & Liabilities, net - 3.1%		3,429,738
Total Net Assets - 100.0%		$109,137,339

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	26	Dec 2025	$8,758,100	$74,911

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	12,301	$82,275,159	$384,333
BNP Paribas	S&P 500 Index	Pay	4.94% (Federal Funds Rate + 0.85%)	At Maturity	11/20/25	3,514	23,506,340	177,445
Barclays Bank plc	S&P 500 Index	Pay	5.03% (SOFR + 0.90%)	At Maturity	11/20/25	1,647	11,013,316	83,138
							$116,794,815	$644,916

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$92,720,294	$—	$—	$92,720,294
U.S. Treasury Bills	—	11,716,185	—	11,716,185
Repurchase Agreements	—	1,271,122	—	1,271,122
Equity Futures Contracts**	74,911	—	—	74,911
Equity Index Swap Agreements**	—	644,916	—	644,916
Total Assets	$92,795,205	$13,632,223	$—	$106,427,428

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 25.7%
Royal Caribbean Cruises Ltd.	2,041	$660,427
Carnival Corp.*	19,743	570,770
Norwegian Cruise Line Holdings Ltd.*	21,200	522,156
United Airlines Holdings, Inc.*	5,308	512,222
TKO Group Holdings, Inc.	2,426	489,955
Live Nation Entertainment, Inc.*	2,794	456,540
Tapestry, Inc.	3,926	444,501
Delta Air Lines, Inc.	6,828	387,489
Wynn Resorts Ltd.	2,815	361,080
Hilton Worldwide Holdings, Inc.	1,279	331,824
Ralph Lauren Corp. — Class A	973	305,094
Tesla, Inc.*	624	277,505
PulteGroup, Inc.	2,100	277,473
Marriott International, Inc. — Class A	1,043	271,639
Cummins, Inc.	569	240,329
Las Vegas Sands Corp.	4,414	237,429
Deckers Outdoor Corp.*	1,689	171,214
WW Grainger, Inc.	140	133,414
Williams-Sonoma, Inc.	627	122,547
Costco Wholesale Corp.	128	118,481
Chipotle Mexican Grill, Inc. — Class A*	2,379	93,233
Total Consumer, Cyclical		6,985,322
Technology - 17.1%
Palantir Technologies, Inc. — Class A*	4,353	794,074
NVIDIA Corp.	3,285	612,915
Broadcom, Inc.	1,343	443,069
Crowdstrike Holdings, Inc. — Class A*	853	418,294
Fortinet, Inc.*	4,032	339,011
Datadog, Inc. — Class A*	2,154	306,730
Super Micro Computer, Inc.*	5,932	284,380
Oracle Corp.	817	229,773
ServiceNow, Inc.*	241	221,788
Fair Isaac Corp.*	138	206,521
Paycom Software, Inc.	941	195,860
International Business Machines Corp.	572	161,395
Fiserv, Inc.*	1,038	133,829
Tyler Technologies, Inc.*	216	113,003
Dayforce, Inc.*	1,461	100,648
Salesforce, Inc.	326	77,262
Total Technology		4,638,552
Communications - 15.2%
Arista Networks, Inc.*	3,989	581,237
AppLovin Corp. — Class A*	671	482,140
DoorDash, Inc. — Class A*	1,586	431,376
Uber Technologies, Inc.*	4,334	424,602
Booking Holdings, Inc.	71	383,348
Expedia Group, Inc.	1,592	340,290
Trade Desk, Inc. — Class A*	6,140	300,921
Meta Platforms, Inc. — Class A	398	292,283
Netflix, Inc.*	237	284,144
GoDaddy, Inc. — Class A*	1,459	199,635
Palo Alto Networks, Inc.*	835	170,023
Airbnb, Inc. — Class A*	1,025	124,456
Motorola Solutions, Inc.	267	122,097
Total Communications		4,136,552
Industrial - 14.9%
Howmet Aerospace, Inc.	2,765	542,576
Axon Enterprise, Inc.*	674	483,689
EMCOR Group, Inc.	647	420,252
GE Vernova, Inc.	586	360,331
Trane Technologies plc	684	288,621
Amphenol Corp. — Class A	2,147	265,691
Caterpillar, Inc.	544	259,570
Westinghouse Air Brake Technologies Corp.	1,060	212,498
Hubbell, Inc.	459	197,512
Parker-Hannifin Corp.	230	174,375
TransDigm Group, Inc.	132	173,978
Garmin Ltd.	661	162,752
Eaton Corporation plc	375	140,344
Ingersoll Rand, Inc.	1,582	130,705
Republic Services, Inc. — Class A	539	123,690
Lennox International, Inc.	223	118,047
Total Industrial		4,054,631
Financial - 11.4%
Interactive Brokers Group, Inc. — Class A	5,238	360,427
Apollo Global Management, Inc.	2,457	327,444
American Express Co.	977	324,520
Synchrony Financial	3,880	275,674
CBRE Group, Inc. — Class A*	1,585	249,733
Arch Capital Group Ltd.	2,738	248,419
Progressive Corp.	941	232,380
Iron Mountain, Inc. REIT	2,122	216,317
Ameriprise Financial, Inc.	428	210,255
Brown & Brown, Inc.	1,831	171,729
Erie Indemnity Co. — Class A	514	163,534
Visa, Inc. — Class A	462	157,718
Mastercard, Inc. — Class A	274	155,854
Total Financial		3,094,004
Consumer, Non-cyclical - 8.5%
Quanta Services, Inc.	1,135	470,367
United Rentals, Inc.	441	421,005
Insulet Corp.*	914	282,179
Corpay, Inc.*	732	210,860
ResMed, Inc.	657	179,841
Intuitive Surgical, Inc.*	396	177,103
Cintas Corp.	803	164,824
Boston Scientific Corp.*	1,680	164,018
DaVita, Inc.*	1,058	140,576
Eli Lilly & Co.	136	103,768
Total Consumer, Non-cyclical		2,314,541
Utilities - 5.0%
Vistra Corp.	3,248	636,348
NRG Energy, Inc.	2,817	456,213
Constellation Energy Corp.	754	248,119
Total Utilities		1,340,680
Energy - 1.8%
Texas Pacific Land Corp.	338	315,570

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 1.8% (continued)
Targa Resources Corp.	1,088	$182,284
Total Energy		497,854
Total Common Stocks
(Cost $18,593,689)		27,062,136

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$131,930	131,930
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	94,933	94,933
Total Repurchase Agreements
(Cost $226,863)		226,863
Total Investments - 100.4%
(Cost $18,820,552)		$27,288,999
Other Assets & Liabilities, net - (0.4)%		(106,446)
Total Net Assets - 100.0%		$27,182,553

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,062,136	$—	$—	$27,062,136
Repurchase Agreements	—	226,863	—	226,863
Total Assets	$27,062,136	$226,863	$—	$27,288,999

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 29.3%
CVS Health Corp.	10,946	$825,219
Archer-Daniels-Midland Co.	9,867	589,455
Bunge Global S.A.	6,097	495,381
Kroger Co.	5,886	396,775
Humana, Inc.	1,486	386,613
Cardinal Health, Inc.	2,375	372,780
Cencora, Inc. — Class A	1,186	370,660
McKesson Corp.	477	368,502
Tyson Foods, Inc. — Class A	6,583	357,457
Centene Corp.*	9,506	339,174
Cigna Group	1,062	306,121
Kraft Heinz Co.	9,955	259,228
Viatris, Inc.	25,695	254,380
Molson Coors Beverage Co. — Class B	4,758	215,300
Elevance Health, Inc.	657	212,290
Universal Health Services, Inc. — Class B	867	177,249
Sysco Corp.	2,040	167,974
Molina Healthcare, Inc.*	822	157,298
J M Smucker Co.	1,182	128,365
Henry Schein, Inc.*	1,770	117,475
Conagra Brands, Inc.	6,292	115,207
Biogen, Inc.*	813	113,885
Global Payments, Inc.	1,067	88,646
Baxter International, Inc.	3,327	75,756
Total Consumer, Non-cyclical		6,891,190
Financial - 19.1%
Citigroup, Inc.	4,652	472,178
Invesco Ltd.	16,925	388,260
Loews Corp.	3,050	306,189
American International Group, Inc.	3,514	275,990
Franklin Resources, Inc.	11,717	271,014
Everest Group Ltd.	754	264,073
Citizens Financial Group, Inc.	4,676	248,576
Prudential Financial, Inc.	2,309	239,536
State Street Corp.	1,566	181,672
MetLife, Inc.	2,056	169,353
Capital One Financial Corp.	773	164,324
Allstate Corp.	655	140,596
Assurant, Inc.	609	131,909
Bank of America Corp.	2,519	129,955
Alexandria Real Estate Equities, Inc. REIT	1,477	123,093
Travelers Companies, Inc.	432	120,623
Truist Financial Corp.	2,590	118,415
VICI Properties, Inc. REIT	3,492	113,874
M&T Bank Corp.	538	106,319
Principal Financial Group, Inc.	1,282	106,291
Regions Financial Corp.	4,011	105,770
Chubb Ltd.	363	102,457
KeyCorp	5,467	102,178
Huntington Bancshares, Inc.	5,906	101,997
Total Financial		4,484,642
Consumer, Cyclical - 16.0%
General Motors Co.	11,260	686,522
Ford Motor Co.	54,985	657,621
Dollar General Corp.	3,935	406,682
Aptiv plc*	4,241	365,659
Dollar Tree, Inc.*	3,334	314,630
Southwest Airlines Co.	5,830	186,035
LKQ Corp.	6,064	185,195
Best Buy Company, Inc.	2,423	183,227
CarMax, Inc.*	3,220	144,481
Genuine Parts Co.	1,011	140,125
MGM Resorts International*	3,962	137,323
Target Corp.	1,319	118,314
Lennar Corp. — Class A	911	114,823
DR Horton, Inc.	632	107,105
Total Consumer, Cyclical		3,747,742
Energy - 10.0%
Valero Energy Corp.	3,176	540,746
Marathon Petroleum Corp.	2,183	420,751
Phillips 66	2,934	399,083
APA Corp.	9,328	226,484
Devon Energy Corp.	3,490	122,359
Equities Corp.	2,199	119,692
Exxon Mobil Corp.	1,018	114,779
Occidental Petroleum Corp.	2,369	111,935
Chevron Corp.	699	108,548
Diamondback Energy, Inc.	726	103,891
Coterra Energy, Inc. — Class A	3,829	90,556
Total Energy		2,358,824
Communications - 7.7%
Paramount Skydance Corp. — Class B	36,313	687,042
Warner Bros Discovery, Inc.*	29,513	576,389
AT&T, Inc.	6,080	171,699
Verizon Communications, Inc.	2,664	117,083
Fox Corp. — Class A	1,557	98,185
Comcast Corp. — Class A	3,060	96,145
Fox Corp. — Class B	928	53,165
Total Communications		1,799,708
Industrial - 5.9%
Huntington Ingalls Industries, Inc.	1,218	350,674
Mohawk Industries, Inc.*	2,239	288,652
Jabil, Inc.	1,064	231,069
Stanley Black & Decker, Inc.	2,219	164,938
Smurfit WestRock plc	3,016	128,391
Textron, Inc.	1,318	111,358
FedEx Corp.	469	110,595
Total Industrial		1,385,677
Basic Materials - 5.7%
Mosaic Co.	16,649	577,387
LyondellBasell Industries N.V. — Class A	2,929	143,638
Nucor Corp.	1,059	143,420
Dow, Inc.	5,273	120,910
Steel Dynamics, Inc.	725	101,087
DuPont de Nemours, Inc.	1,229	95,739
International Paper Co.	1,867	86,629
Eastman Chemical Co.	1,100	69,355
Total Basic Materials		1,338,165
Utilities - 3.8%
Exelon Corp.	3,807	171,353
AES Corp.	11,782	155,051
Evergy, Inc.	1,834	139,421
Consolidated Edison, Inc.	1,141	114,693

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Utilities - 3.8% (continued)
Eversource Energy	1,607	$114,322
Pinnacle West Capital Corp.	1,242	111,358
PG&E Corp.	5,454	82,246
Total Utilities		888,444
Technology - 2.2%
Hewlett Packard Enterprise Co.	11,090	272,370
Intel Corp.*	7,498	251,558
Total Technology		523,928
Total Common Stocks
(Cost $18,268,565)		23,418,320

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$99,757	99,757
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	71,782	71,782
Total Repurchase Agreements
(Cost $171,539)		171,539
Total Investments - 100.4%
(Cost $18,440,104)		$23,589,859
Other Assets & Liabilities, net - (0.4)%		(89,552)
Total Net Assets - 100.0%		$23,500,307

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,418,320	$—	$—	$23,418,320
Repurchase Agreements	—	171,539	—	171,539
Total Assets	$23,418,320	$171,539	$—	$23,589,859

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Industrial - 28.3%
Comfort Systems USA, Inc.	372	$306,967
MasTec, Inc.*	745	158,543
ATI, Inc.*	1,664	135,350
Chart Industries, Inc.*	628	125,694
AAON, Inc.	1,318	123,154
RBC Bearings, Inc.*	298	116,306
Curtiss-Wright Corp.	190	103,159
BWX Technologies, Inc.	514	94,766
Clean Harbors, Inc.*	398	92,424
Fabrinet*	249	90,790
nVent Electric plc	912	89,960
Eagle Materials, Inc.	362	84,361
TopBuild Corp.*	214	83,644
AeroVironment, Inc.*	260	81,871
Woodward, Inc.	316	79,856
Acuity, Inc.	227	78,177
Kirby Corp.*	843	70,348
Applied Industrial Technologies, Inc.	265	69,178
Mueller Industries, Inc.	669	67,643
Esab Corp.	558	62,351
Belden, Inc.	490	58,932
Coherent Corp.*	519	55,907
Tetra Tech, Inc.	1,551	51,772
Knife River Corp.*	639	49,120
Owens Corning	338	47,813
Carlisle Companies, Inc.	123	40,462
Louisiana-Pacific Corp.	376	33,404
Saia, Inc.*	102	30,535
Total Industrial		2,482,487
Consumer, Non-cyclical - 23.3%
Roivant Sciences Ltd.*	15,872	240,143
Exelixis, Inc.*	3,440	142,072
Medpace Holdings, Inc.*	274	140,880
Halozyme Therapeutics, Inc.*	1,920	140,813
Shift4 Payments, Inc. — Class A*	1,475	114,165
Globus Medical, Inc. — Class A*	1,948	111,562
Masimo Corp.*	747	110,220
United Therapeutics Corp.*	256	107,318
TransUnion	1,051	88,053
Pilgrim’s Pride Corp.	2,082	84,779
Grand Canyon Education, Inc.*	375	82,320
Neurocrine Biosciences, Inc.*	573	80,438
Paylocity Holding Corp.*	505	80,431
Valvoline, Inc.*	2,044	73,400
Sprouts Farmers Market, Inc.*	666	72,461
elf Beauty, Inc.*	528	69,949
H&R Block, Inc.	1,361	68,826
Coca-Cola Consolidated, Inc.	545	63,852
Ensign Group, Inc.	349	60,297
Lantheus Holdings, Inc.*	1,143	58,624
HealthEquity, Inc.*	546	51,744
Total Consumer, Non-cyclical		2,042,347
Consumer, Cyclical - 14.6%
Planet Fitness, Inc. — Class A*	1,175	121,965
RB Global, Inc.	1,003	108,685
Hyatt Hotels Corp. — Class A	763	108,293
Texas Roadhouse, Inc. — Class A	634	105,339
Toll Brothers, Inc.	742	102,500
Travel + Leisure Co.	1,597	95,006
Hilton Grand Vacations, Inc.*	2,250	94,072
Alaska Air Group, Inc.*	1,885	93,835
American Airlines Group, Inc.*	8,000	89,920
Wingstop, Inc.	323	81,292
Abercrombie & Fitch Co. — Class A*	936	80,075
Murphy USA, Inc.	176	68,334
Churchill Downs, Inc.	545	52,870
Crocs, Inc.*	581	48,543
Choice Hotels International, Inc.	313	33,463
Total Consumer, Cyclical		1,284,192
Technology - 11.8%
Guidewire Software, Inc.*	565	129,871
Appfolio, Inc. — Class A*	397	109,437
Twilio, Inc. — Class A*	994	99,489
ExlService Holdings, Inc.*	2,234	98,363
CommVault Systems, Inc.*	512	96,655
Doximity, Inc. — Class A*	1,148	83,976
Parsons Corp.*	959	79,520
Pegasystems, Inc.	1,315	75,613
DocuSign, Inc.*	987	71,153
Nutanix, Inc. — Class A*	868	64,571
Okta, Inc.*	553	50,710
Dynatrace, Inc.*	857	41,522
Manhattan Associates, Inc.*	179	36,691
Total Technology		1,037,571
Financial - 8.5%
RenaissanceRe Holdings Ltd.	517	131,282
Hamilton Lane, Inc. — Class A	743	100,149
Kinsale Capital Group, Inc.	233	99,085
East West Bancorp, Inc.	865	92,079
Western Alliance Bancorporation	1,058	91,750
Ryan Specialty Holdings, Inc.	1,285	72,423
Equitable Holdings, Inc.	1,072	54,436
SLM Corp.	1,946	53,866
Houlihan Lokey, Inc.	235	48,250
Total Financial		743,320
Energy - 6.4%
Valaris Ltd.*	3,739	182,351
Permian Resources Corp.	7,045	90,176
CNX Resources Corp.*	2,318	74,454
Viper Energy, Inc. — Class A	1,912	73,077
TechnipFMC plc	1,829	72,154
DT Midstream, Inc.	617	69,758
Total Energy		561,970
Communications - 4.2%
Hims & Hers Health, Inc.*	4,703	266,754
Chewy, Inc. — Class A*	2,464	99,669
Total Communications		366,423
Basic Materials - 2.5%
Carpenter Technology Corp.	877	215,339
Total Common Stocks
(Cost $7,017,571)		8,733,649

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$39,926	$39,926
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	28,729	28,729
Total Repurchase Agreements
(Cost $68,655)		$68,655
Total Investments - 100.4%
(Cost $7,086,226)		$8,802,304
Other Assets & Liabilities, net - (0.4)%		(34,195)
Total Net Assets - 100.0%		$8,768,109

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,733,649	$—	$—	$8,733,649
Repurchase Agreements	—	68,655	—	68,655
Total Assets	$8,733,649	$68,655	$—	$8,802,304

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 100.2%
Consumer, Cyclical - 26.6%
Macy’s, Inc.	12,534	$224,735
Lear Corp.	2,015	202,729
Goodyear Tire & Rubber Co.*	24,002	179,535
AutoNation, Inc.*	789	172,609
Lithia Motors, Inc. — Class A	459	145,044
Penske Automotive Group, Inc.	827	143,823
WESCO International, Inc.	506	107,019
Thor Industries, Inc.	952	98,713
Whirlpool Corp.	1,194	93,848
Visteon Corp.	730	87,498
PVH Corp.	999	83,686
Harley-Davidson, Inc.	2,785	77,701
Taylor Morrison Home Corp. — Class A*	1,087	71,753
Polaris, Inc.	1,204	69,989
Capri Holdings Ltd.*	3,049	60,736
Gap, Inc.	2,499	53,454
Aramark	1,133	43,507
Marriott Vacations Worldwide Corp.	620	41,267
Under Armour, Inc. — Class A*	2,735	13,648
Under Armour, Inc. — Class C*	1,903	9,192
Total Consumer, Cyclical		1,980,486
Industrial - 16.9%
TD SYNNEX Corp.	1,576	258,070
Avnet, Inc.	4,125	215,655
Arrow Electronics, Inc.*	1,713	207,273
Oshkosh Corp.	722	93,643
AGCO Corp.	812	86,941
Flex Ltd.*	1,390	80,578
Greif, Inc. — Class A	1,335	79,780
Terex Corp.	1,396	71,615
CNH Industrial N.V.	5,219	56,626
Sonoco Products Co.	1,064	45,848
Knight-Swift Transportation Holdings, Inc.	875	34,571
Fluor Corp.*	757	31,847
Total Industrial		1,262,447
Financial - 14.7%
Brighthouse Financial, Inc.*	2,426	128,772
Valley National Bancorp	8,427	89,326
Reinsurance Group of America, Inc. — Class A	445	85,498
Ally Financial, Inc.	2,042	80,046
Unum Group	947	73,658
Kilroy Realty Corp. REIT	1,632	68,952
CNO Financial Group, Inc.	1,624	64,229
Associated Banc-Corp.	2,452	63,041
FNB Corp.	3,707	59,720
Old Republic International Corp.	1,383	58,736
Bank OZK	1,112	56,690
Essent Group Ltd.	872	55,424
Hanover Insurance Group, Inc.	270	49,040
First American Financial Corp.	746	47,923
Kemper Corp.	801	41,292
Starwood Property Trust, Inc. REIT	2,110	40,871
Prosperity Bancshares, Inc.	527	34,966
Total Financial		1,098,184
Energy - 13.8%
HF Sinclair Corp.	6,236	326,392
PBF Energy, Inc. — Class A	7,977	240,666
NOV, Inc.	8,538	113,128
Civitas Resources, Inc.	2,922	94,965
Murphy Oil Corp.	3,147	89,406
Chord Energy Corp.	858	85,260
Ovintiv, Inc.	1,886	76,157
Total Energy		1,025,974
Consumer, Non-cyclical - 13.1%
Avis Budget Group, Inc.*	1,014	162,823
Performance Food Group Co.*	1,452	151,066
Graham Holdings Co. — Class B	113	133,036
Albertsons Companies, Inc. — Class A	5,657	99,054
Perrigo Company plc	4,267	95,026
US Foods Holding Corp.*	1,130	86,581
Elanco Animal Health, Inc.*	4,092	82,413
GXO Logistics, Inc.*	1,144	60,506
Darling Ingredients, Inc.*	1,572	48,527
Insperity, Inc.	629	30,947
Coty, Inc. — Class A*	6,494	26,236
Total Consumer, Non-cyclical		976,215
Technology - 6.1%
Concentrix Corp.	5,977	275,838
BILL Holdings, Inc.*	1,204	63,776
Amkor Technology, Inc.	2,129	60,464
Maximus, Inc.	575	52,538
Total Technology		452,616
Basic Materials - 4.6%
Cleveland-Cliffs, Inc.*	18,642	227,432
Commercial Metals Co.	1,002	57,395
Ashland, Inc.	650	31,141
Olin Corp.	1,125	28,114
Total Basic Materials		344,082
Utilities - 4.4%
UGI Corp.	2,301	76,531
Northwestern Energy Group, Inc.	964	56,500
Spire, Inc.	655	53,396
Southwest Gas Holdings, Inc.	634	49,668
Portland General Electric Co.	1,122	49,368
Black Hills Corp.	685	42,189
Total Utilities		327,652
Total Common Stocks
(Cost $5,803,806)		7,467,656

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$29,447	29,447
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	21,189	21,189
Total Repurchase Agreements
(Cost $50,636)		50,636
Total Investments - 100.9%
(Cost $5,854,442)		$7,518,292
Other Assets & Liabilities, net - (0.9)%		(64,325)
Total Net Assets - 100.0%		$7,453,967

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,467,656	$—	$—	$7,467,656
Repurchase Agreements	—	50,636	—	50,636
Total Assets	$7,467,656	$50,636	$—	$7,518,292

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Non-cyclical - 28.0%
Protagonist Therapeutics, Inc.*	2,768	$183,878
Adtalem Global Education, Inc.*	952	147,037
Corcept Therapeutics, Inc.*	1,736	144,279
TG Therapeutics, Inc.*	3,464	125,137
Veracyte, Inc.*	3,317	113,873
Chefs’ Warehouse, Inc.*	1,822	106,277
Krystal Biotech, Inc.*	564	99,563
TransMedics Group, Inc.*	839	94,136
Cal-Maine Foods, Inc.	983	92,501
Sarepta Therapeutics, Inc.*	4,419	85,154
Phibro Animal Health Corp. — Class A	2,027	82,013
ADMA Biologics, Inc.*	5,474	80,249
Catalyst Pharmaceuticals, Inc.*	3,743	73,737
UFP Technologies, Inc.*	340	67,864
Stride, Inc.*	446	66,427
Collegium Pharmaceutical, Inc.*	1,768	61,862
ICU Medical, Inc.*	420	50,383
Artivion, Inc.*	1,188	50,300
Harmony Biosciences Holdings, Inc.*	1,801	49,636
LeMaitre Vascular, Inc.	560	49,006
ANI Pharmaceuticals, Inc.*	522	47,815
BioLife Solutions, Inc.*	1,769	45,127
Astrana Health, Inc.*	1,562	44,283
Verra Mobility Corp.*	1,729	42,706
Arcus Biosciences, Inc.*	2,823	38,393
CorVel Corp.*	481	37,239
PROG Holdings, Inc.	1,148	37,149
RadNet, Inc.*	427	32,541
Integer Holdings Corp.*	313	32,342
Inspire Medical Systems, Inc.*	337	25,005
GEO Group, Inc.*	1,198	24,547
Vericel Corp.*	767	24,137
Glaukos Corp.*	290	23,650
Inter Parfums, Inc.	197	19,381
Payoneer Global, Inc.*	2,683	16,232
Ligand Pharmaceuticals, Inc.*,†††	169	–
Ligand Pharmaceuticals, Inc.*,†††	169	–
Total Consumer, Non-cyclical		2,313,859
Industrial - 20.6%
DXP Enterprises, Inc.*	1,294	154,077
Powell Industries, Inc.	398	121,314
AZZ, Inc.	1,064	116,114
Dycom Industries, Inc.*	371	108,243
Sterling Infrastructure, Inc.*	318	108,018
SPX Technologies, Inc.*	465	86,853
Mirion Technologies, Inc.*	3,716	86,434
Armstrong World Industries, Inc.	402	78,796
Zurn Elkay Water Solutions Corp.	1,638	77,035
Greenbrier Companies, Inc.	1,488	68,701
Trinity Industries, Inc.	2,224	62,361
Granite Construction, Inc.	556	60,966
Cactus, Inc. — Class A	1,317	51,982
ESCO Technologies, Inc.	239	50,455
Federal Signal Corp.	401	47,715
OSI Systems, Inc.*	190	47,356
Frontdoor, Inc.*	689	46,363
CSW Industrials, Inc.	186	45,151
Griffon Corp.	591	45,005
Itron, Inc.*	331	41,230
Badger Meter, Inc.	216	38,573
Mueller Water Products, Inc. — Class A	1,492	38,076
Enerpac Tool Group Corp.	852	34,932
Moog, Inc. — Class A	151	31,358
Kadant, Inc.	100	29,758
Apogee Enterprises, Inc.	664	28,930
Total Industrial		1,705,796
Financial - 20.0%
Acadian Asset Management, Inc.	2,928	141,012
Palomar Holdings, Inc.*	923	107,760
Axos Financial, Inc.*	1,229	104,035
HCI Group, Inc.	496	95,197
Enova International, Inc.*	757	87,123
MARA Holdings, Inc.*	4,583	83,686
Bancorp, Inc.*	1,040	77,886
Cleanspark, Inc.*	5,169	74,950
Mercury General Corp.	878	74,437
Trupanion, Inc.*	1,681	72,754
Pathward Financial, Inc.	940	69,569
WisdomTree, Inc.	5,000	69,500
PJT Partners, Inc. — Class A	338	60,073
DiamondRock Hospitality Co. REIT	7,195	57,272
Xenia Hotels & Resorts, Inc. REIT	4,014	55,072
Preferred Bank/Los Angeles CA	566	51,161
Sunstone Hotel Investors, Inc. REIT	4,918	46,082
Ryman Hospitality Properties, Inc. REIT	507	45,422
NMI Holdings, Inc. — Class A*	1,007	38,609
Goosehead Insurance, Inc. — Class A	457	34,010
ServisFirst Bancshares, Inc.	399	32,131
Virtu Financial, Inc. — Class A	844	29,962
Outfront Media, Inc. REIT	1,568	28,726
Essential Properties Realty Trust, Inc. REIT	927	27,587
BancFirst Corp.	187	23,646
City Holding Co.	185	22,916
Curbline Properties Corp. REIT	1,009	22,501
NexPoint Residential Trust, Inc. REIT	648	20,879
Total Financial		1,653,958
Consumer, Cyclical - 15.2%
Cinemark Holdings, Inc.	3,687	103,310
OPENLANE, Inc.*	3,276	94,283
Dorman Products, Inc.*	567	88,384
Cavco Industries, Inc.*	140	81,302
Green Brick Partners, Inc.*	1,075	79,400
SkyWest, Inc.*	767	77,176
Boot Barn Holdings, Inc.*	421	69,768
Madison Square Garden Sports Corp. — Class A*	289	65,603

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Consumer, Cyclical - 15.2% (continued)
Pursuit Attractions and Hospitality, Inc.*	1,725	$62,410
Installed Building Products, Inc.	252	62,158
Brinker International, Inc.*	464	58,779
Dream Finders Homes, Inc. — Class A*	2,264	58,683
Shake Shack, Inc. — Class A*	619	57,945
Interface, Inc. — Class A	1,830	52,960
Freshpet, Inc.*	901	49,654
Sabre Corp.*	19,995	36,591
Monarch Casino & Resort, Inc.	342	36,197
Six Flags Entertainment Corp.*	1,280	29,082
Dave & Buster’s Entertainment, Inc.*	1,504	27,313
Champion Homes, Inc.*	332	25,355
Kontoor Brands, Inc.	279	22,256
XPEL, Inc.*	551	18,221
Total Consumer, Cyclical		1,256,830
Technology - 4.5%
Impinj, Inc.*	543	98,148
Clear Secure, Inc. — Class A	2,138	71,366
ACI Worldwide, Inc.*	1,150	60,685
Agilysys, Inc.*	378	39,785
DigitalOcean Holdings, Inc.*	930	31,769
Semtech Corp.*	427	30,509
Box, Inc. — Class A*	804	25,945
SPS Commerce, Inc.*	127	13,226
Total Technology		371,433
Energy - 4.4%
Warrior Met Coal, Inc.	935	59,503
Kodiak Gas Services, Inc.	1,399	51,721
Archrock, Inc.	1,918	50,463
Core Natural Resources, Inc.	591	49,337
Tidewater, Inc.*	898	47,890
Atlas Energy Solutions, Inc.	3,087	35,099
Northern Oil & Gas, Inc.	1,411	34,993
Oceaneering International, Inc.*	1,298	32,164
Total Energy		361,170
Communications - 4.0%
InterDigital, Inc.	552	190,567
Q2 Holdings, Inc.*	722	52,265
Cargurus, Inc.*	969	36,076
QuinStreet, Inc.*	2,291	35,442
Cogent Communications Holdings, Inc.	520	19,942
Total Communications		334,292
Basic Materials - 2.4%
Hawkins, Inc.	474	86,609
Century Aluminum Co.*	2,848	83,617
Sylvamo Corp.	672	29,716
Total Basic Materials		199,942
Total Common Stocks
(Cost $6,133,565)		8,197,280

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$41,453	41,453
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	29,828	29,828
Total Repurchase Agreements
(Cost $71,281)		71,281
Total Investments - 100.0%
(Cost $6,204,846)		$8,268,561
Other Assets & Liabilities, net - 0.0%		(1,859)
Total Net Assets - 100.0%		$8,266,702

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,197,280	$—	$ — *	$8,197,280
Repurchase Agreements	—	71,281	—	71,281
Total Assets	$8,197,280	$71,281	$—	$8,268,561

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Cyclical - 31.3%
National Vision Holdings, Inc.*	6,264	$182,846
Dana, Inc.	9,057	181,503
Adient plc*	7,288	175,495
Advance Auto Parts, Inc.	2,703	165,964
Kohl’s Corp.	10,392	159,725
Topgolf Callaway Brands Corp.*	16,393	155,733
BorgWarner, Inc.	2,794	122,824
Titan International, Inc.*	15,827	119,652
MarineMax, Inc.*	4,544	115,100
Guess?, Inc.	5,628	94,044
Asbury Automotive Group, Inc.*	378	92,402
Standard Motor Products, Inc.	2,255	92,049
American Axle & Manufacturing Holdings, Inc.*	15,127	90,913
Sonic Automotive, Inc. — Class A	1,187	90,319
G-III Apparel Group Ltd.*	3,113	82,837
Sally Beauty Holdings, Inc.*	5,048	82,181
Resideo Technologies, Inc.*	1,799	77,681
ScanSource, Inc.*	1,624	71,439
JetBlue Airways Corp.*	13,874	68,260
Penn Entertainment, Inc.*	3,087	59,456
Cracker Barrel Old Country Store, Inc.	1,204	53,048
Caesars Entertainment, Inc.*	1,812	48,969
Century Communities, Inc.	721	45,690
MillerKnoll, Inc.	2,559	45,397
Allegiant Travel Co. — Class A*	689	41,871
PriceSmart, Inc.	342	41,447
Caleres, Inc.	2,922	38,103
Academy Sports & Outdoors, Inc.	755	37,765
Bloomin’ Brands, Inc.	4,381	31,412
Sun Country Airlines Holdings, Inc.*	2,636	31,131
Winnebago Industries, Inc.	918	30,698
Signet Jewelers Ltd.	310	29,735
Fox Factory Holding Corp.*	1,097	26,646
Newell Brands, Inc.	4,457	23,355
Shoe Carnival, Inc.	1,086	22,578
Meritage Homes Corp.	297	21,512
LGI Homes, Inc.*	271	14,013
Total Consumer, Cyclical		2,863,793
Financial - 21.0%
Lincoln National Corp.	3,557	143,454
Genworth Financial, Inc. — Class A*	15,883	141,358
EZCORP, Inc. — Class A*	6,948	132,290
ProAssurance Corp.*	5,428	130,218
Millrose Properties, Inc. — Class A REIT	3,844	129,197
Air Lease Corp. — Class A	1,172	74,598
Cushman & Wakefield plc*	4,397	70,000
United Fire Group, Inc.	2,283	69,449
PRA Group, Inc.*	4,064	62,748
SiriusPoint Ltd.*	3,207	58,014
Navient Corp.	4,168	54,809
Adamas Trust, Inc. REIT	7,654	53,348
JBG SMITH Properties REIT	2,335	51,954
Jackson Financial, Inc. — Class A	486	49,198
PennyMac Mortgage Investment Trust REIT	3,917	48,022
Global Net Lease, Inc. REIT	5,601	45,536
Bread Financial Holdings, Inc.	748	41,716
Safehold, Inc. REIT	2,613	40,475
Hilltop Holdings, Inc.	1,146	38,299
Hope Bancorp, Inc.	3,544	38,169
SITE Centers Corp. REIT	4,170	37,572
Apollo Commercial Real Estate Finance, Inc. REIT	3,681	37,289
Ellington Financial, Inc. REIT	2,707	35,137
Redwood Trust, Inc. REIT	5,919	34,271
Renasant Corp.	919	33,902
ARMOUR Residential REIT, Inc.	2,117	31,628
Capitol Federal Financial, Inc.	4,956	31,471
Eagle Bancorp, Inc.	1,464	29,602
Horace Mann Educators Corp.	648	29,270
Stewart Information Services Corp.	371	27,202
Franklin BSP Realty Trust, Inc. REIT	2,337	25,380
Simmons First National Corp. — Class A	1,270	24,346
KKR Real Estate Finance Trust, Inc. REIT	2,677	24,093
Encore Capital Group, Inc.*	571	23,834
Ready Capital Corp. REIT	4,839	18,727
Total Financial		1,916,576
Consumer, Non-cyclical - 15.7%
United Natural Foods, Inc.*	4,251	159,922
Fresh Del Monte Produce, Inc.	3,588	124,575
ManpowerGroup, Inc.	2,893	109,645
Andersons, Inc.	2,359	93,912
AdaptHealth Corp.*	9,688	86,707
Universal Corp.	1,533	85,649
AMN Healthcare Services, Inc.*	4,220	81,699
Healthcare Services Group, Inc.*	3,490	58,737
Select Medical Holdings Corp.	4,436	56,958
Acadia Healthcare Company, Inc.*	2,057	50,931
Deluxe Corp.	2,387	46,212
ABM Industries, Inc.	983	45,336
Grocery Outlet Holding Corp.*	2,777	44,571
Avanos Medical, Inc.*	3,615	41,790
Enovis Corp.*	1,330	40,352
TreeHouse Foods, Inc.*	1,861	37,611
Pacira BioSciences, Inc.*	1,344	34,635
Monro, Inc.	1,632	29,327
Upbound Group, Inc.	1,235	29,183
Central Garden & Pet Co. — Class A*	944	27,876
Edgewell Personal Care Co.	1,364	27,771
USANA Health Sciences, Inc.*	925	25,484
Matthews International Corp. — Class A	1,046	25,397
Helen of Troy Ltd.*	708	17,842
Fortrea Holdings, Inc.*	2,073	17,455
MGP Ingredients, Inc.	719	17,393

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 15.7% (continued)
Neogen Corp.*	2,982	$17,027
Central Garden & Pet Co.*	173	5,648
Total Consumer, Non-cyclical		1,439,645
Energy - 11.5%
Par Pacific Holdings, Inc.*	8,701	308,189
CVR Energy, Inc.*	3,514	128,191
Peabody Energy Corp.	3,855	102,235
Sunrun, Inc.*	5,179	89,545
Innovex International, Inc.*	4,765	88,343
Talos Energy, Inc.*	7,626	73,133
Vital Energy, Inc.*	3,301	55,754
Crescent Energy Co. — Class A	5,693	50,782
Bristow Group, Inc.*	1,193	43,043
REX American Resources Corp.*	1,256	38,459
Patterson-UTI Energy, Inc.	7,139	36,980
SunCoke Energy, Inc.	4,333	35,357
Total Energy		1,050,011
Communications - 8.2%
Viasat, Inc.*	12,637	370,264
Scholastic Corp.	4,150	113,627
Angi, Inc.*	4,557	74,097
IAC, Inc.*	1,575	53,660
Telephone & Data Systems, Inc.	1,307	51,287
TEGNA, Inc.	2,256	45,865
Shenandoah Telecommunications Co.	3,208	43,051
Total Communications		751,851
Industrial - 7.2%
Enviri Corp.*	12,461	158,130
World Kinect Corp.	4,866	126,273
O-I Glass, Inc.*	6,886	89,311
Metallus, Inc.*	4,184	69,161
Astec Industries, Inc.	1,009	48,563
Dorian LPG Ltd.	1,440	42,912
Vishay Intertechnology, Inc.	2,169	33,186
American Woodmark Corp.*	389	25,970
Heartland Express, Inc.	2,586	21,671
Masterbrand, Inc.*	1,570	20,677
ArcBest Corp.	273	19,074
Total Industrial		654,928
Basic Materials - 3.2%
Koppers Holdings, Inc.	2,484	69,552
Celanese Corp. — Class A	1,324	55,714
Kaiser Aluminum Corp.	707	54,552
AdvanSix, Inc.	2,146	41,590
Chemours Co.	1,772	28,068
FMC Corp.	738	24,819
Stepan Co.	426	20,320
Total Basic Materials		294,615
Technology - 1.4%
DXC Technology Co.*	4,498	61,308
Corsair Gaming, Inc.*	5,647	50,371
Insight Enterprises, Inc.*	160	18,146
Total Technology		129,825
Utilities - 0.4%
MDU Resources Group, Inc.	1,793	31,933
Total Common Stocks
(Cost $6,893,639)		9,133,177

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$42,129	42,129
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	30,315	30,315
Total Repurchase Agreements
(Cost $72,444)		72,444
Total Investments - 100.7%
(Cost $6,966,083)		$9,205,621
Other Assets & Liabilities, net - (0.7)%		(61,320)
Total Net Assets - 100.0%		$9,144,301

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,133,177	$—	$—	$9,133,177
Repurchase Agreements	—	72,444	—	72,444
Total Assets	$9,133,177	$72,444	$—	$9,205,621

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 22.8%
Freddie Mac
4.03% due 10/20/25[1]	$150,000	$149,681
Federal Home Loan Bank
4.00% due 10/08/25[1]	100,000	99,924
Total Federal Agency Discount Notes
(Cost $249,603)		249,605

U.S. TREASURY BILLS†† - 16.7%
U.S. Treasury Bills
4.01% due 10/02/25[1]	150,000	149,983
3.93% due 10/14/25[1,2]	33,000	32,952
Total U.S. Treasury Bills
(Cost $182,935)		182,935

FEDERAL AGENCY NOTES†† - 9.2%
Federal Farm Credit Bank
4.30% (SOFR + 0.06%, Rate Floor: 0.00%) due 11/25/25◊	100,000	100,009
Total Federal Agency Notes
(Cost $100,006)		100,009

REPURCHASE AGREEMENTS††,3 - 47.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	299,329	299,329
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	215,387	215,387
Total Repurchase Agreements
(Cost $514,716)		514,716
Total Investments - 95.8%
(Cost $1,047,260)		$1,047,265
Other Assets & Liabilities, net - 4.2%		45,592
Total Net Assets - 100.0%		$1,092,857

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	17	Dec 2025	$1,656,990	$1,710

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	12/19/25	5,410	$527,391	$2,046

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$249,605	$—	$249,605
U.S. Treasury Bills	—	182,935	—	182,935
Federal Agency Notes	—	100,009	—	100,009
Repurchase Agreements	—	514,716	—	514,716
Currency Futures Contracts**	1,710	—	—	1,710
Currency Index Swap Agreements**	—	2,046	—	2,046
Total Assets	$1,710	$1,049,311	$—	$1,051,021

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Software - 29.1%
Microsoft Corp.	2,983	$1,545,045
Palantir Technologies, Inc. — Class A*	2,910	530,842
Oracle Corp.	1,872	526,481
Salesforce, Inc.	1,492	353,604
Intuit, Inc.	495	338,040
ServiceNow, Inc.*	360	331,301
Adobe, Inc.*	850	299,837
ROBLOX Corp. — Class A*	1,714	237,423
Synopsys, Inc.*	473	233,373
Strategy, Inc. — Class A*	723	232,958
Cadence Design Systems, Inc.*	661	232,183
Snowflake, Inc. — Class A*	895	201,867
Workday, Inc. — Class A*	836	201,250
Autodesk, Inc.*	628	199,497
Cloudflare, Inc. — Class A*	929	199,354
Electronic Arts, Inc.	940	189,598
Roper Technologies, Inc.	352	175,539
Datadog, Inc. — Class A*	1,219	173,586
Take-Two Interactive Software, Inc.*	656	169,484
Atlassian Corp. — Class A*	1,058	168,963
NetEase, Inc. ADR	965	146,670
Monday.com Ltd.*	633	122,606
PTC, Inc.*	583	118,361
MongoDB, Inc.*	380	117,944
Zoom Communications, Inc. — Class A*	1,407	116,078
Samsara, Inc. — Class A*	2,955	110,074
IonQ, Inc.*	1,756	107,994
Guidewire Software, Inc.*	445	102,288
Nutanix, Inc. — Class A*	1,354	100,724
HubSpot, Inc.*	197	92,157
Dynatrace, Inc.*	1,891	91,619
Twilio, Inc. — Class A*	909	90,982
DocuSign, Inc.*	1,210	87,229
Unity Software, Inc.*	2,085	83,483
Akamai Technologies, Inc.*	1,016	76,972
Bentley Systems, Inc. — Class B	1,373	70,682
Dropbox, Inc. — Class A*	2,206	66,643
SoundHound AI, Inc. — Class A*	3,974	63,902
Confluent, Inc. — Class A*	3,110	61,578
Gitlab, Inc. — Class A*	1,334	60,137
Manhattan Associates, Inc.*	242	49,605
ZoomInfo Technologies, Inc. — Class A*	3,577	39,025
Total Software		8,516,978
Semiconductors - 27.7%
NVIDIA Corp.	8,910	1,662,428
Broadcom, Inc.	2,823	931,336
Advanced Micro Devices, Inc.*	2,527	408,843
Micron Technology, Inc.	2,035	340,496
Applied Materials, Inc.	1,641	335,978
Intel Corp.*	9,901	332,179
Lam Research Corp.	2,468	330,465
QUALCOMM, Inc.	1,981	329,559
Texas Instruments, Inc.	1,720	316,016
KLA Corp.	284	306,322
Analog Devices, Inc.	1,086	266,830
ASML Holding N.V. — Class G	256	247,831
Taiwan Semiconductor Manufacturing Company Ltd. ADR	856	239,072
Marvell Technology, Inc.	2,795	234,976
NXP Semiconductor N.V.	1,030	234,562
ARM Holdings plc ADR*	1,162	164,411
STMicroelectronics N.V. — Class Y	5,606	158,426
Microchip Technology, Inc.	2,206	141,669
Teradyne, Inc.	917	126,216
Astera Labs, Inc.*	583	114,151
ON Semiconductor Corp.*	2,215	109,222
Monolithic Power Systems, Inc.	107	98,509
Entegris, Inc.	1,016	93,939
Skyworks Solutions, Inc.	1,084	83,446
Rambus, Inc.*	794	82,735
Lattice Semiconductor Corp.*	1,109	81,312
Qorvo, Inc.*	802	73,046
MKS, Inc.	574	71,044
Cirrus Logic, Inc.*	478	59,889
GLOBALFOUNDRIES, Inc.*	1,390	49,818
Axcelis Technologies, Inc.*	386	37,689
Impinj, Inc.*	200	36,150
Total Semiconductors		8,098,565
Computers - 17.6%
Apple, Inc.	6,116	1,557,317
International Business Machines Corp.	1,469	414,493
Crowdstrike Holdings, Inc. — Class A*	574	281,478
Dell Technologies, Inc. — Class C	1,706	241,860
Seagate Technology Holdings plc	796	187,904
Fortinet, Inc.*	2,159	181,529
Accenture plc — Class A	732	180,511
Western Digital Corp.	1,458	175,047
Check Point Software Technologies Ltd.*	805	166,562
CyberArk Software Ltd.*	329	158,956
Infosys Ltd. ADR	8,888	144,608
Hewlett Packard Enterprise Co.	5,595	137,413
Cognizant Technology Solutions Corp. — Class A	2,015	135,146
Zscaler, Inc.*	447	133,948
Super Micro Computer, Inc.*	2,640	126,562
Pure Storage, Inc. — Class A*	1,494	125,212
HP, Inc.	4,452	121,228
NetApp, Inc.	971	115,025
Gartner, Inc.*	422	110,931
Sandisk Corp.*	929	104,234
Rigetti Computing, Inc.*	3,279	97,681
Okta, Inc.*	1,058	97,019
Lumentum Holdings, Inc.*	498	81,030
Varonis Systems, Inc.*	1,053	60,516
Total Computers		5,136,210
Internet - 15.4%
Alphabet, Inc. — Class A	5,480	1,332,188
Meta Platforms, Inc. — Class A	1,418	1,041,351
AppLovin Corp. — Class A*	535	384,419
Palo Alto Networks, Inc.*	1,413	287,715
Shopify, Inc. — Class A*	1,413	209,986

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Internet - 15.4% (continued)
Baidu, Inc. ADR*	1,359	$179,075
Sea Ltd. ADR*	847	151,384
Reddit, Inc. — Class A*	619	142,364
VeriSign, Inc.	414	115,742
CDW Corp.	698	111,177
Pinterest, Inc. — Class A*	3,335	107,287
GoDaddy, Inc. — Class A*	737	100,844
Gen Digital, Inc.	3,338	94,766
F5, Inc.*	259	83,706
Snap, Inc. — Class A*	10,081	77,725
Match Group, Inc.	1,942	68,591
Total Internet		4,488,320
Telecommunications - 4.4%
Cisco Systems, Inc.	5,657	387,052
Arista Networks, Inc.*	1,956	285,009
Corning, Inc.	2,494	204,583
Motorola Solutions, Inc.	447	204,409
Credo Technology Group Holding Ltd.*	766	111,537
Applied Digital Corp.*	2,795	64,117
InterDigital, Inc.	118	40,737
Total Telecommunications		1,297,444
Electronics - 3.5%
Amphenol Corp. — Class A	2,468	305,415
TE Connectivity plc	715	156,964
Keysight Technologies, Inc.*	766	133,989
Jabil, Inc.	538	116,837
Flex Ltd.*	1,976	114,549
Trimble, Inc.*	1,289	105,247
Coherent Corp.*	943	101,580
Total Electronics		1,034,581
Investment Companies - 0.8%
Riot Platforms, Inc.*	3,709	70,582
MARA Holdings, Inc.*	3,707	67,690
Core Scientific, Inc.*	3,296	59,130
Cleanspark, Inc.*	3,965	57,493
Total Investment Companies		254,895
Energy-Alternate Sources - 0.6%
First Solar, Inc.*	549	121,071
Enphase Energy, Inc.*	1,421	50,289
Total Energy-Alternate Sources		171,360
Office & Business Equipment - 0.3%
Zebra Technologies Corp. — Class A*	304	90,337
Electrical Components & Equipment - 0.2%
Universal Display Corp.	312	44,812
Total Common Stocks
(Cost $10,694,863)		29,133,502

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$132,479	132,479
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	95,328	95,328
Total Repurchase Agreements
(Cost $227,807)		227,807
Total Investments - 100.4%
(Cost $10,922,670)		$29,361,309
Other Assets & Liabilities, net - (0.4)%		(120,485)
Total Net Assets - 100.0%		$29,240,824

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,133,502	$—	$—	$29,133,502
Repurchase Agreements	—	227,807	—	227,807
Total Assets	$29,133,502	$227,807	$—	$29,361,309

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 73.8%
Cisco Systems, Inc.	6,804	$465,530
AT&T, Inc.	14,457	408,266
Arista Networks, Inc.*	2,774	404,199
Verizon Communications, Inc.	8,693	382,057
T-Mobile US, Inc.	1,313	314,306
Motorola Solutions, Inc.	539	246,479
Ciena Corp.*	1,351	196,800
EchoStar Corp. — Class A*	2,420	184,791
AST SpaceMobile, Inc.*	3,536	173,547
Telefonaktiebolaget LM Ericsson ADR	15,747	130,228
Frontier Communications Parent, Inc.*	3,415	127,550
Nokia Oyj ADR	24,818	119,375
Vodafone Group plc ADR	9,960	115,536
BCE, Inc.	4,938	115,500
America Movil SAB de CV ADR	5,297	111,237
TELUS Corp.	6,990	110,232
Rogers Communications, Inc. — Class B	3,006	103,617
Lumen Technologies, Inc.*	16,711	102,271
Telephone & Data Systems, Inc.	2,057	80,717
Calix, Inc.*	1,283	78,738
Viasat, Inc.*	2,524	73,953
CommScope Holding Company, Inc.*	4,708	72,880
Viavi Solutions, Inc.*	5,567	70,645
InterDigital, Inc.	200	69,046
Extreme Networks, Inc.*	3,123	64,490
Globalstar, Inc.*	1,710	62,227
Iridium Communications, Inc.	2,955	51,594
Harmonic, Inc.*	4,351	44,293
Gogo, Inc.*	3,554	30,529
GCI Liberty, Inc. — Class C*	458	17,070
Total Telecommunications		4,527,703
Media - 13.3%
Comcast Corp. — Class A	9,793	307,696
Charter Communications, Inc. — Class A*	818	225,036
Liberty Broadband Corp. — Class C*	1,966	124,920
Liberty Global Ltd. — Class A*	9,126	104,584
Liberty Latin America Ltd. — Class C*	6,090	51,399
Total Media		813,635
Internet - 6.0%
Roku, Inc.*	1,633	163,512
F5, Inc.*	440	142,204
Cogent Communications Holdings, Inc.	1,531	58,714
Total Internet		364,430
Computers - 3.2%
Lumentum Holdings, Inc.*	858	139,605
NetScout Systems, Inc.*	2,155	55,664
Total Computers		195,269
Software - 1.6%
Nice Ltd. ADR*	679	98,305
Electronics - 0.8%
Applied Optoelectronics, Inc.*	2,001	51,886
Engineering & Construction - 0.8%
Uniti Group, Inc.*	7,610	46,573
Total Common Stocks
(Cost $4,474,825)		6,097,801

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$29,117	29,117
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	20,952	20,952
Total Repurchase Agreements
(Cost $50,069)		50,069
Total Investments - 100.3%
(Cost $4,524,894)		$6,147,870
Other Assets & Liabilities, net - (0.3)%		(15,747)
Total Net Assets - 100.0%		$6,132,123

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,097,801	$—	$—	$6,097,801
Repurchase Agreements	—	50,069	—	50,069
Total Assets	$6,097,801	$50,069	$—	$6,147,870

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 97.7%
Transportation - 35.5%
Union Pacific Corp.	649	$153,404
Norfolk Southern Corp.	357	107,246
CSX Corp.	2,934	104,186
United Parcel Service, Inc. — Class B	1,245	103,995
FedEx Corp.	381	89,844
Old Dominion Freight Line, Inc.	440	61,943
Expeditors International of Washington, Inc.	409	50,139
CH Robinson Worldwide, Inc.	365	48,326
Canadian Pacific Kansas City Ltd.	638	47,525
Canadian National Railway Co.	502	47,339
XPO, Inc.*	355	45,891
ZIM Integrated Shipping Services Ltd.	3,342	45,284
ZTO Express Cayman, Inc. ADR	2,328	44,698
Star Bulk Carriers Corp.	2,327	43,259
TFI International, Inc.	472	41,564
J.B. Hunt Transport Services, Inc.	283	37,970
Ryder System, Inc.	164	30,937
Knight-Swift Transportation Holdings, Inc.	744	29,395
Kirby Corp.*	312	26,036
Saia, Inc.*	85	25,446
Landstar System, Inc.	199	24,389
Matson, Inc.	211	20,803
Hub Group, Inc. — Class A	485	16,703
Werner Enterprises, Inc.	546	14,371
Forward Air Corp.*	454	11,641
ArcBest Corp.	135	9,432
Total Transportation		1,281,766
Auto Manufacturers - 26.7%
Tesla, Inc.*	1,061	471,848
General Motors Co.	1,573	95,906
Ford Motor Co.	7,153	85,550
NIO, Inc. ADR*	7,667	58,422
Li Auto, Inc. ADR*	1,927	48,830
Rivian Automotive, Inc. — Class A*	3,145	46,169
Ferrari N.V.	95	46,096
Stellantis N.V.	4,811	44,935
Toyota Motor Corp. ADR	226	43,186
Lucid Group, Inc.*	979	23,290
Total Auto Manufacturers		964,232
Auto Parts & Equipment - 11.4%
Aptiv plc*	562	48,456
Magna International, Inc.	969	45,911
Mobileye Global, Inc. — Class A*	3,238	45,721
Autoliv, Inc.	354	43,719
BorgWarner, Inc.	858	37,718
QuantumScape Corp.*	2,661	32,783
Gentex Corp.	1,090	30,847
Lear Corp.	274	27,567
Visteon Corp.	179	21,455
Dana, Inc.	965	19,339
Adient plc*	696	16,760
Goodyear Tire & Rubber Co.*	2,234	16,710
Dorman Products, Inc.*	96	14,964
Fox Factory Holding Corp.*	448	10,882
Total Auto Parts & Equipment		412,832
Airlines - 10.7%
Delta Air Lines, Inc.	1,306	74,116
United Airlines Holdings, Inc.*	675	65,138
Southwest Airlines Co.	1,578	50,354
Ryanair Holdings plc ADR	765	46,068
Copa Holdings S.A. — Class A	381	45,270
American Airlines Group, Inc.*	2,777	31,213
Alaska Air Group, Inc.*	526	26,184
SkyWest, Inc.*	235	23,646
JetBlue Airways Corp.*	2,931	14,421
Allegiant Travel Co. — Class A*	190	11,546
Total Airlines		387,956
Internet - 7.6%
Uber Technologies, Inc.*	1,850	181,245
Grab Holdings Ltd. — Class A*	8,612	51,844
Lyft, Inc. — Class A*	1,830	40,278
Total Internet		273,367
Commercial Services - 1.7%
GXO Logistics, Inc.*	575	30,412
Avis Budget Group, Inc.*	127	20,393
Hertz Global Holdings, Inc.*	1,666	11,329
Total Commercial Services		62,134
Home Builders - 1.1%
Thor Industries, Inc.	264	27,374
Winnebago Industries, Inc.	339	11,336
Total Home Builders		38,710
Aerospace & Defense - 1.0%
Joby Aviation, Inc.*	2,359	38,074
Building Materials - 0.9%
Modine Manufacturing Co.*	237	33,692
Leisure Time - 0.6%
Harley-Davidson, Inc.	775	21,623
Retail - 0.5%
Patrick Industries, Inc.	170	17,583
Total Common Stocks
(Cost $1,432,889)		3,531,969

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.3%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$27,887	27,887
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	20,066	20,066
Total Repurchase Agreements
(Cost $47,953)		47,953
Total Investments - 99.0%
(Cost $1,480,842)		$3,579,922
Other Assets & Liabilities, net - 1.0%		34,955
Total Net Assets - 100.0%		$3,614,877

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,531,969	$—	$—	$3,531,969
Repurchase Agreements	—	47,953	—	47,953
Total Assets	$3,531,969	$47,953	$—	$3,579,922

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 100.3%
Electric - 88.5%
NextEra Energy, Inc.	8,220	$620,528
Constellation Energy Corp.	1,519	499,857
Southern Co.	5,264	498,869
Duke Energy Corp.	3,848	476,190
Vistra Corp.	1,986	389,097
Sempra	4,246	382,055
American Electric Power Company, Inc.	3,376	379,800
Dominion Energy, Inc.	5,743	351,299
Xcel Energy, Inc.	4,347	350,586
Exelon Corp.	7,363	331,409
Entergy Corp.	3,384	315,355
Public Service Enterprise Group, Inc.	3,766	314,310
WEC Energy Group, Inc.	2,621	300,340
Consolidated Edison, Inc.	2,933	294,825
NRG Energy, Inc.	1,700	275,315
PG&E Corp.	17,812	268,605
Ameren Corp.	2,496	260,532
Eversource Energy	3,629	258,167
PPL Corp.	6,783	252,056
DTE Energy Co.	1,753	247,927
FirstEnergy Corp.	5,405	247,657
CenterPoint Energy, Inc.	6,278	243,586
CMS Energy Corp.	3,101	227,179
Edison International	3,982	220,125
Alliant Energy Corp.	3,034	204,522
Evergy, Inc.	2,685	204,114
Oklo, Inc.*	1,789	199,706
Talen Energy Corp.*	427	181,637
National Grid plc ADR	2,462	178,914
Fortis, Inc.	3,522	178,706
Brookfield Renewable Corp.	4,673	160,845
Pinnacle West Capital Corp.	1,771	158,788
OGE Energy Corp.	3,254	150,563
AES Corp.	11,264	148,234
IDACORP, Inc.	999	132,018
TXNM Energy, Inc.	2,071	117,115
Ormat Technologies, Inc.	1,215	116,944
Clearway Energy, Inc. — Class C	3,982	112,492
Portland General Electric Co.	2,449	107,756
Northwestern Energy Group, Inc.	1,570	92,018
Otter Tail Corp.	926	75,904
Hawaiian Electric Industries, Inc.*	5,751	63,491
MGE Energy, Inc.	370	31,147
Total Electric		10,620,583
Gas - 7.9%
Atmos Energy Corp.	1,491	254,588
NiSource, Inc.	5,148	222,908
National Fuel Gas Co.	1,532	141,511
UGI Corp.	3,770	125,390
ONE Gas, Inc.	1,343	108,703
MDU Resources Group, Inc.	5,368	95,604
Total Gas		948,704
Water - 3.5%
American Water Works Company, Inc.	1,835	255,414
Essential Utilities, Inc.	4,134	164,947
Total Water		420,361
Energy-Alternate Sources - 0.4%
XPLR Infrastructure, LP*	4,596	46,741
Total Common Stocks
(Cost $5,079,643)		12,036,389

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$29,087	29,087
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	20,930	20,930
Total Repurchase Agreements
(Cost $50,017)		50,017
Total Investments - 100.7%
(Cost $5,129,660)		$12,086,406
Other Assets & Liabilities, net - (0.7)%		(88,434)
Total Net Assets - 100.0%		$11,997,972

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,036,389	$—	$—	$12,036,389
Repurchase Agreements	—	50,017	—	50,017
Total Assets	$12,036,389	$50,017	$—	$12,086,406

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 24.3%
Federal Home Loan Bank
4.22% (SOFR + 0.09%, Rate Floor: 0.00%) due 01/02/26◊	$50,000	$50,012
Federal Farm Credit Bank
4.29% (SOFR + 0.16%, Rate Floor: 0.00%) due 11/14/25◊	50,000	50,009
Total Federal Agency Notes
(Cost $100,018)		100,021

FEDERAL AGENCY DISCOUNT NOTES†† - 12.1%
Freddie Mac
4.03% due 10/20/25[1]	50,000	49,894
Total Federal Agency Discount Notes
(Cost $49,894)		49,894

U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
3.93% due 10/14/25[1,2]	11,000	10,984
Total U.S. Treasury Bills
(Cost $10,983)		10,984

REPURCHASE AGREEMENTS††,3 - 50.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	120,658	120,658
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	86,821	86,821
Total Repurchase Agreements
(Cost $207,479)		207,479
Total Investments - 89.6%
(Cost $368,374)		$368,378
Other Assets & Liabilities, net - 10.4%		42,759
Total Net Assets - 100.0%		$411,137

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	6	Dec 2025	$584,820	$(632)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	12/19/25	2,376	$231,628	$(689)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[3]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$100,021	$—	$100,021
Federal Agency Discount Notes	—	49,894	—	49,894
U.S. Treasury Bills	—	10,984	—	10,984
Repurchase Agreements	—	207,479	—	207,479
Total Assets	$—	$368,378	$—	$368,378

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$632	$—	$—	$632
Currency Index Swap Agreements**	—	689	—	689
Total Liabilities	$632	$689	$—	$1,321

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Diversification Status
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
Commodities Strategy Fund	Non-diversified
Global Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Consolidation of Subsidiaries

The consolidated schedules of investments of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund.

Each of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Funds’ investment objectives and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Security Investors, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.20%			1.88% - 4.38%
Due 10/01/25	$28,864,346	$28,867,714	Due 12/15/26 - 02/28/27	$30,100,900	$29,406,262

			U.S. Treasury Strip
			0.00%
			Due 08/15/28	39,311	35,372
				30,140,211	29,441,634

BofA Securities, Inc.			U.S. Treasury Bonds
4.19%			2.75% - 3.00%
Due 10/01/25	20,769,784	20,772,202	Due 05/15/42 - 11/15/47	19,673,000	16,157,387

			U.S. Treasury Note
			3.75%
			Due 04/15/28	4,929,300	5,027,458

			U.S. Treasury Strips
			0.00%
			Due 05/15/32 - 05/15/46	800	337
				24,603,100	21,185,182

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2025, none of the Funds participated in securities lending transactions.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in their respective Subsidiaries, which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$4,839,543.00	$2,046,569.00	$(35,373.00)	$2,011,196.00
Basic Materials Fund	4,452,880	3,113,139	(47,824)	3,065,315
Biotechnology Fund	5,791,915	4,280,911	(211,794)	4,069,117
Commodities Strategy Fund	5,571,404	—	(90,376)	(90,376)
Consumer Products Fund	3,078,186	2,508,238	(124,672)	2,383,566
Dow 2x Strategy Fund	4,692,991	1,962,025	—	1,962,025
Electronics Fund	5,589,750	10,114,150	(8,069)	10,106,081
Energy Fund	6,223,244	3,663,786	(61,324)	3,602,462
Energy Services Fund	2,262,845	589,312	(384)	588,928
Europe 1.25x Strategy Fund	2,300,011	255,762	(363)	255,399
Financial Services Fund	6,069,093	5,358,405	(30,537)	5,327,868
Global Managed Futures Strategy Fund	12,703,936	641,611	(180,902)	460,709
Government Long Bond 1.2x Strategy Fund	4,933,134	140,321	(28)	140,293
Health Care Fund	5,110,437	5,245,031	(210,931)	5,034,100
High Yield Strategy Fund	5,934,246	31,197	(18,359)	12,838
Internet Fund	2,479,067	3,222,976	(8,380)	3,214,596
Inverse Dow 2x Strategy Fund	509,428	4	(6,546)	(6,542)
Inverse Government Long Bond Strategy Fund	1,273,657	6,989	(42,927)	(35,938)
Inverse Mid-Cap Strategy Fund	109,102	909	(265)	644
Inverse NASDAQ-100® Strategy Fund	2,380,959	2,389	(17,937)	(15,548)
Inverse Russell 2000® Strategy Fund	274,067	3,113	(143)	2,970
Inverse S&P 500® Strategy Fund	728,986	2,130	(6,026)	(3,896)
Japan 2x Strategy Fund	1,661,977	102,157	(13,974)	88,183
Leisure Fund	3,657,378	1,708,435	(35,130)	1,673,305
Mid-Cap 1.5x Strategy Fund	2,709,230	761,828	(111,324)	650,504
Multi-Hedge Strategies Fund	22,174,870	1,080,243	(476,567)	603,676
NASDAQ-100® 2x Strategy Fund	127,948,929	21,654,977	(225,194)	21,429,783
NASDAQ-100® Fund	67,702,484	56,808,845	(171,303)	56,637,542
Nova Fund	28,169,586	8,482,997	(36,822)	8,446,175
Precious Metals Fund	14,822,012	23,724,379	(38,869)	23,685,510
Real Estate Fund	2,639,662	1,340,711	(16,941)	1,323,770
Retailing Fund	1,135,536	1,299,086	(5,830)	1,293,256
Russell 2000® 1.5x Strategy Fund	2,498,999	301,232	(132,308)	168,924
Russell 2000® 2x Strategy Fund	4,718,086	45,144	(63,236)	(18,092)
S&P 500® 2x Strategy Fund	87,159,704	20,007,335	(739,611)	19,267,724
S&P 500® Pure Growth Fund	20,867,423	6,918,928	(497,352)	6,421,576
S&P 500® Pure Value Fund	20,808,091	3,339,976	(558,208)	2,781,768
S&P MidCap 400® Pure Value Fund	6,676,995	1,024,785	(183,488)	841,297
S&P MidCap 400® Pure Growth Fund	7,639,508	1,424,134	(261,338)	1,162,796
S&P SmallCap 600® Pure Growth Fund	7,158,184	1,290,107	(179,730)	1,110,377
S&P SmallCap 600® Pure Value Fund	8,424,038	964,954	(183,371)	781,583
Strengthening Dollar 2x Strategy Fund	1,047,260	3,761	—	3,761
Technology Fund	12,525,059	16,894,097	(57,847)	16,836,250
Telecommunications Fund	5,214,489	969,863	(36,482)	933,381
Transportation Fund	1,953,876	1,627,321	(1,275)	1,626,046
Utilities Fund	6,162,762	5,925,475	(1,831)	5,923,644
Weakening Dollar 2x Strategy Fund	368,374	4	(1,321)	(1,317)

 Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.